             As filed with the Securities and Exchange Commission on
                                  MAY 1, 2001

                            Registration No. 333-____

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.____
                         POST-EFFECTIVE AMENDMENT NO. __
                        (Check appropriate box or boxes)

                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-228-1872
                        (Area Code and Telephone Number)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                    (Address of Principal Executive Offices)

                                ---------------

                             ALAN G. PRIEST, ESQUIRE
                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                       1301 K STREET, N.W., SUITE 800 EAST
                             WASHINGTON, D.C. 20005
                     (Name and address of Agent for Service)

                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 31, 2001 pursuant to Rule 488.

Title of securities being offered:  Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                        IMPORTANT SHAREHOLDER INFORMATION

                                 THE ARBOR FUND

                           OVB EQUITY INCOME PORTFOLIO
                       OVB CAPITAL APPRECIATION PORTFOLIO
                     OVB WEST VIRGINIA TAX-EXEMPT PORTFOLIO
                       OVB GOVERNMENT SECURITIES PORTFOLIO
                         OVB PRIME OBLIGATIONS PORTFOLIO

         The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to the OVB Equity Income Portfolio, the OVB Capital Appreciation Portfolio, the OVB West Virginia Tax-Exempt Portfolio, the OVB Government Securities Portfolio, and the OVB Prime Obligations Portfolio (collectively, the "OVB Funds") each a separate series of The Arbor Fund. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of The Arbor Fund.

         We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you help us avoid having to make additional mailings.

         Please take a few moments to exercise your right to vote. Thank you.

         The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of each OVB Fund for the meeting of its shareholders. It also constitutes the Prospectus of the BB&T Mid Cap Value Fund, the BB&T Capital Appreciation Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Intermediate U.S. Government Bond Fund, and the BB&T Prime Money Market Fund (collectively, the "BB&T Funds"), each of which is to issue units of beneficial interest ("Shares") to be distributed in connection with the proposed reorganizations of the OVB Funds with and into the BB&T Funds described in the enclosed materials. The Trustees of The Arbor Fund recommend that shareholders approve reorganizations in which each OVB Fund will transfer all of its assets to the corresponding BB&T Fund in return for Trust or Class A Shares of such corresponding BB&T Fund. At the same time, each BB&T Fund will assume all of the liabilities of the corresponding OVB Fund. After the transfer, Shares of each BB&T Fund will be distributed to the corresponding OVB Fund's shareholders tax-free in liquidation of such corresponding OVB Fund. As a result of these transactions, your units of beneficial interest ("Shares") of the applicable OVB Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the corresponding BB&T Fund. OVB Fund shareholders holding Class A or Class B Shares, will receive Trust or Class A Shares, respectively, of the corresponding BB&T Fund.

                                 THE ARBOR FUND

                           OVB EQUITY INCOME PORTFOLIO
                       OVB CAPITAL APPRECIATION PORTFOLIO
                     OVB WEST VIRGINIA TAX-EXEMPT PORTFOLIO
                       OVB GOVERNMENT SECURITIES PORTFOLIO
                         OVB PRIME OBLIGATIONS PORTFOLIO
                               101 Federal Street
                                Boston, MA 02109

                                                                    May 31, 2001

To the Shareholders:

         Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders ("Meeting") of the OVB Equity Income Portfolio, the OVB Capital Appreciation Portfolio, the OVB West Virginia Tax-Exempt Portfolio, the OVB Government Securities Portfolio, and the OVB Prime Obligations Portfolio (collectively, the "OVB Funds"), each a separate series of The Arbor Fund, to be held on July 16, 2001 at 3:00 p.m., Eastern Time, at One Freedom Valley Drive, Oaks, Pennsylvania 19456. We hope this material will receive your immediate attention and that, if you cannot attend the Meeting in person, you will vote your proxy promptly.

         On July 6, 2000, One Valley Bank, N.A. ("One Valley"), merged with and into BB&T Corporation (the "Merger"). Until the Merger occurred, the investment adviser for each of the OVB Funds was One Valley. Consummation of the Merger constituted an "assignment," as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), of the OVB Funds' investment advisory agreement with One Valley. As required by the 1940 Act, the investment advisory agreement provided for its automatic termination in the event of its assignment. Therefore, The Arbor Fund held a special meeting on November 30, 2000, at which shareholders of each of the OVB Funds approved a new investment advisory agreement between The Arbor Fund and Branch Banking and Trust Company ("BB&T"). Subsequent to the Merger, investment advisory personnel of One Valley who provided investment management services to the OVB Funds have continued to do so as the personnel of BB&T.

         As the next step in the consolidation process, we are asking you to consider and approve a proposed Agreement and Plan of Reorganization ("Agreement") for the OVB Funds. The Agreement provides that each OVB Fund transfer all of its assets to the corresponding BB&T Fund, as listed in the chart below, in return for Trust or Class A Shares of such BB&T Fund and the assumption by the BB&T Fund of all of the liabilities of the OVB Fund. After the transfer, Shares of the corresponding BB&T Fund will be distributed to each OVB Fund's shareholders tax-free in liquidation of the OVB Fund. As a result of these transactions, your OVB Fund Shares, in effect, would be exchanged at their net asset value and on a tax-free basis for Shares of the corresponding BB&T Fund. All OVB Fund shareholders will receive Shares of the BB&T class (Trust or Class A) that corresponds to the class of OVB Fund Shares they hold.

         The Agreement provides that each of the following three OVB Funds (collectively the "Continuing OVB Funds") will transfer all of its assets and liabilities to the newly organized BB&T Fund (collectively, the "New BB&T Funds") identified below opposite its name.

         Continuing OVB Fund                     New BB&T Fund
         -------------------                     -------------

         OVB Equity Income Portfolio             BB&T Mid Cap Value Fund
         OVB Capital Appreciation Portfolio      BB&T Capital Appreciation Fund
         OVB West Virginia Tax-Exempt Portfolio  BB&T West Virginia Intermediate
                                                  Tax-Free Fund

         The Agreement also provides that each of the following two OVB Funds (collectively, the "Reorganizing OVB Funds") will transfer all of its assets and liabilities to the currently operating BB&T Fund (collectively, the "Existing BB&T Funds") identified below opposite its name:

         Reorganizing OVB Fund                   Existing BB&T Fund
         ---------------------                   ------------------

         OVB Government Securities Portfolio     BB&T Intermediate U.S.
                                                  Government Bond Fund
         OVB Prime Obligations Portfolio         BB&T Prime Money Market Fund

         The Existing BB&T Funds currently are conducting investment operations as described in this Combined Prospectus/Proxy Statement. The New BB&T Funds have recently been organized for the purpose of continuing the investment operations of the Continuing OVB Funds, and have no assets or prior history of investment operations.

          BB&T has advised each of The Arbor Fund's Trustees that it believes that the above-described transactions regarding the OVB Funds and the BB&T Funds offer the shareholders of the OVB Funds the opportunity to pursue similar investment objectives more effectively and with resulting economies of scale and potentially lower expense ratios over time and access to a larger and more diverse fund family.

         Your Arbor Fund Trustees believe that the proposed combinations of the OVB Funds with the BB&T Funds are in the best interests of the OVB Funds and their shareholders and recommend that you vote in favor of such proposals.

         The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.

         SINCE THE MEETING IS ONLY SIX WEEKS AWAY, WE URGE YOU TO GIVE THE ENCLOSED MATERIAL YOUR PROMPT ATTENTION SO AS TO AVOID THE EXPENSE OF ADDITIONAL MAILINGS.

         Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                         Sincerely yours,


                                         Mark Nagle
                                         President
                                           THE ARBOR FUND

                                 THE ARBOR FUND

                           OVB EQUITY INCOME PORTFOLIO
                       OVB CAPITAL APPRECIATION PORTFOLIO
                     OVB WEST VIRGINIA TAX-EXEMPT PORTFOLIO
                       OVB GOVERNMENT SECURITIES PORTFOLIO
                         OVB PRIME OBLIGATIONS PORTFOLIO

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of:

         OVB Equity Income Portfolio
         OVB Capital Appreciation Portfolio
         OVB West Virginia Tax-Exempt Portfolio
         OVB Government Securities Portfolio
         OVB Prime Obligations Portfolio

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of the above-referenced Funds (collectively, the "OVB Funds"), each a separate series of The Arbor Fund, will be held on July 16, 2001 at 3:00 p.m., Eastern Time, at One Freedom Valley Drive, Oaks, Pennsylvania 19456, for the following purposes:

         1.       WITH RESPECT TO EACH OVB FUND:
                  To consider and act upon an Agreement and Plan of Reorganization pursuant to which each of the OVB Equity Income Portfolio, OVB Capital Appreciation Portfolio, OVB West Virginia Tax-Exempt Portfolio, OVB Government Securities Portfolio and OVB Prime Obligations Portfolio will transfer of all of its assets to the BB&T Mid Cap Value Fund, BB&T Capital Appreciation Fund, BB&T West Virginia Intermediate Tax-Free Fund, BB&T Intermediate U.S. Government Bond Fund, and BB&T Prime Money Market Fund, respectively, in exchange for Trust and Class A shares (collectively, "Shares") of the corresponding BB&T Fund and the assumption by such BB&T Fund of all of the liabilities of the OVB Fund, followed by the liquidation of the OVB Fund, and the distribution of Shares of the BB&T Fund to the shareholders of the OVB Fund;

         2.       WITH RESPECT TO EACH OVB FUND:
                  To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         The proposed transactions are described in the attached Combined Prospectus/Proxy Statement. A copy of the Agreement is appended as Appendix A thereto.

         Pursuant to instructions of the Board of Trustees of The Arbor Fund, the close of business on May 18, 2001, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

          SHAREHOLDERS ARE REQUESTED TO PROMPTLY VOTE BY TELEPHONE OR THE INTERNET OR TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE ARBOR FUND. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO OVB FUNDS, ONE FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456 A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                                     By Order of the Trustees



                                                     ---------------------------
                                                     Richard W. Grant
                                                     Secretary



May 31, 2001

PROSPECTUS/PROXY STATEMENT
May 31, 2001

         BB&T Funds                              3435 Stelzer Road
                                                 Columbus, Ohio  43219

         The Arbor Fund                          101 Federal Street
                                                 Boston, Massachusetts 02109


                       COMBINED PROSPECTUS/PROXY STATEMENT

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of the OVB Equity Income Portfolio, the OVB Capital Appreciation Portfolio, the OVB West Virginia Tax-Exempt Portfolio, the OVB Government Securities Portfolio and the OVB Prime Obligations Portfolio (collectively, the "OVB Funds"), each a separate series of The Arbor Fund, for use at a Special Meeting of Shareholders ("Meeting") to approve the reorganization of each OVB Fund with and into the corresponding BB&T Fund. OVB Fund shareholders of record on May 18, 2001 are entitled to receive notice of and to vote at the Meeting. The reorganizations contemplate the transfer of all the assets and liabilities of each OVB Fund to the corresponding BB&T Fund, as indicated below, in exchange for units of beneficial interest ("Shares") of such BB&T Fund, followed by the liquidation of each OVB Fund, and the distribution of BB&T Fund Shares to shareholders of each OVB Fund (collectively, the "Transactions"). As a result of the proposed Transactions, each OVB Fund shareholder will receive, on a tax-free basis, a number of full and fractional Shares of the corresponding BB&T Fund equal in value at the date of the exchange to the net asset value of the OVB Fund Shares transferred by each shareholder to the corresponding BB&T Fund. All OVB Fund shareholders will receive Shares of the BB&T Funds class (Trust or Class A) that correspond to the class of OVB Fund Shares that they hold (Class A or Class B).

         The Agreement provides that each of the following three OVB Funds (collectively the "Continuing OVB Funds") will transfer all of its assets and liabilities to the newly organized BB&T Fund (collectively, the "New BB&T Funds") identified below opposite its name.

         Continuing OVB Fund                     New BB&T Fund
         -------------------                     -------------

         OVB Equity Income Portfolio             BB&T Mid Cap Value Fund
         OVB Capital Appreciation Portfolio      BB&T Capital Appreciation Fund
         OVB West Virginia Tax-Exempt Portfolio  BB&T West Virginia Intermediate
                                                   Tax-Free Fund

         The Agreement also provides that each of the following two OVB Funds (collectively, the "Reorganizing OVB Funds") will transfer all of its assets and liabilities to the currently operating BB&T Fund (collectively, the "Existing BB&T Funds") identified below opposite its name:

         Reorganizing OVB Fund                   Existing BB&T Fund
         ---------------------                   ------------------

         OVB Government Securities Portfolio     BB&T Intermediate U.S.
                                                   Government Bond Fund
         OVB Prime Obligations Portfolio         BB&T Prime Money Market Fund

         The Existing BB&T Funds currently are conducting investment operations as described in this Combined Prospectus/Proxy Statement. The New BB&T Funds have recently been organized for the purpose of continuing the investment operations of the Continuing OVB Funds, and have no substantial assets or prior history of investment operations.

         This Combined Prospectus/Proxy Statement sets forth the information that an OVB Fund shareholder should know before voting on matters covered by the Agreement, and should be retained for future reference. The prospectus relating to the BB&T Funds, which describes those Funds' operations, is attached hereto as Appendix B and the information contained therein is incorporated into this Combined Prospectus/Proxy Statement. The current prospectus relating to the OVB Funds dated May 31, 2001 (the "OVB Prospectus"), contains information about the OVB Funds, and also is incorporated by reference into this Combined Prospectus/Proxy Statement. The current Statements of Additional Information of the BB&T Funds, dated February 1, 2001, and of The OVB Family of Funds, dated May 31, 2001, have been filed with the Securities and Exchange Commission and are incorporated by reference into this Combined Prospectus/Proxy Statement. The OVB Fund Prospectus and the Statements of Additional Information may be obtained, without charge, by writing to BB&T Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or to The OVB Family of Funds, c/o The Arbor Fund, Post Office Box 219947, Kansas City, Missouri 64121-9947 or by calling 1-800-228-1872 or
1-800-545-6331. In addition, a Statement of Additional Information dated May 31, 2001, relating to the Transactions described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing BB&T Funds at the above-listed address or by calling 1-800-228-1872.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ARBOR FUND OR

BY BB&T FUNDS. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY BB&T FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS
                                -----------------
                                                                           PAGE
Approval of Agreement and Plan of Reorganization.............................12
Fee Tables...................................................................14
Synopsis of Prospectus.......................................................25
   Summary...................................................................25
   Key Features of Transaction...............................................25
   Investment Objectives and Policies........................................26
   Distributions.............................................................31
   Purchase Procedures.......................................................32
   Exchange Privilege........................................................34
   Redemption Procedures.....................................................35
   Federal Tax Considerations................................................37
Risk Factors.................................................................37
Information about the Transaction............................................39
   Agreement and Plan of Reorganization; Securities..........................39
   Reasons for the Proposed Reorganization...................................41
   Federal Income Tax Consequences...........................................44
   Voting Rights.............................................................44
   Capitalization............................................................45
   Management Discussion.....................................................47
Voting Information...........................................................48
Interest of certain persons in the transaction...............................54
Appendix A - Agreement and Plan of Reorganization...........................A-1
Appendix B - BB&T Funds Prospectus..........................................B-1
Appendix C - Managements Discussion of Fund
             Performance - Existing BB&T Funds..............................C-1

                                  PROPOSAL (1)

                            APPROVAL OF AGREEMENT AND
                             PLAN OF REORGANIZATION

         At a meeting held on March 12, 2001, the Trustees of The Arbor Fund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the OVB Equity Income Portfolio, the OVB Capital Appreciation Portfolio, the OVB West Virginia Tax-Exempt Portfolio, the OVB Government Securities Portfolio and the OVB Prime Obligations Portfolio would be merged with and into the BB&T Mid Cap Value Fund, the BB&T Capital Appreciation Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Intermediate U.S. Government Bond Fund, and the BB&T Prime Money Market Fund, respectively, on or about July 23, 2001 (the "Exchange Date"). On the Exchange Date, each OVB Fund will transfer all of its assets and liabilities to the corresponding BB&T Fund in exchange for Shares of such BB&T Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the OVB Fund. The assets and liabilities of each OVB Fund and BB&T Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the BB&T Fund received by the OVB Fund will be distributed to OVB Fund shareholders in liquidation of the OVB Fund. As a result of the proposed Transactions, shareholders of the OVB Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the OVB Fund transferred to the BB&T Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the OVB Fund owned at the time by the shareholder). All OVB Fund shareholders will receive shares of the BB&T class (Trust or Class A) that corresponds to the class of OVB Fund Shares that they hold (Class A or Class B).

         For the reasons set forth below under "Reasons for the Proposed Reorganization," the Boards of Trustees of The Arbor Fund and BB&T Funds (the "Boards"), including Trustees of The Arbor Fund and BB&T Funds who are not "interested persons" of The Arbor Fund or BB&T Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transactions is in the best interests of each of the OVB Funds, the BB&T Funds and their respective existing shareholders. The Boards have further concluded that the economic interests of shareholders of the OVB Funds and the BB&T Funds will not be diluted as a result of the proposed Transactions. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the BB&T Funds, including the availability of a Fund with objectives, policies, and services similar to the OVB Funds; (2) the projected expense ratios of the OVB Funds, with the exception of the OVB Prime Obligations Portfolio, compared to the BB&T Funds; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the BB&T Funds with respect to the combinations involving the Existing BB&T Funds; (5) the qualifications and experience of BB&T Asset Management, LLC, the investment adviser to the BB&T Funds and a wholly owned subsidiary of BB&T; (6) the recommendation of BB&T in favor of the Transactions; (7) the performance histories of the Existing BB&T Funds; (8) the proposed elimination of fee subsidies and redemption of substantial fund assets with respect to the OVB Prime Obligations Portfolio and (9) the fact that the Transactions will be free of Federal income taxes.

FEE TABLES

         Fee tables showing the current fees for the OVB Funds and the BB&T Funds, as well as the pro forma fees after the reorganizations, can be found below. BB&T Asset Management, LLC, the investment adviser to the BB&T Funds, has contractually agreed that at least until July 6, 2002, it will maintain for each BB&T Fund below, total fund operating expenses that are less than or equal to those of its corresponding OVB Fund as of the date of the Merger (July 23, 2001). Thereafter, total fund operating expenses for each BB&T Fund may be higher since the current rate of other expenses payable by each BB&T Fund is be higher than the rate currently payable by the corresponding OVB Fund.

                                            OVB                          BB&T                     Combined
                                        Equity Income                 Mid Cap Value                 Fund
                                          Portfolio                      Fund                     Pro Forma
                                    --------------------           -------------------      -------------------
                                     Class A      Class B          Trust       Class A      Trust       Class A
                                     -------      -------          -----       -------      -----       -------
Shareholder Fees(1)
(fees paid directly from your
investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as
     a percentage of offering
     price)                           None         None            None        5.75%(2)     None        5.75%(2)
   Maximum Sales Charge on
     Reinvested Dividends             None         None            None        None         None        None
   Maximum Deferred
     Sales Charge (as a
     percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None         None            None         None        None         None
   Redemption Fee(3)                  None         None            None         None        None         None
   Exchange Fee                       None         None            None         None        None         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
   Management Fees                    0.74%       0.74%            0.74%        0.74%       0.74%        0.74%
   Distribution/Service (12b-1) Fees  None        0.25%            None         0.25%       None         0.25%
   Other Expenses                     0.37%       0.37%            0.54%(4)     0.54%(4)    0.54%(4)     0.54%(4)
   Total Annual Fund Operating
     Expenses                         1.11%(5)    1.36%(5)         1.28%        1.53%       1.28%        1.53%
   Fee Waivers and/or Expense
     Reimbursement(6)                  --           --              --           --         0.33%        0.33%
   Net Expenses                        --           --              --           --         0.95%        1.20%

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges, and other cash management services provided in connection with investment in the BB&T Funds.
(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase.
(3) For the BB&T Funds, a wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4) Other expenses are based on estimated amounts for the current fiscal year.

(5) The OVB Equity Income Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Portfolio's investment adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Combined Prospectus/Proxy Statement, but the Portfolio's investment adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

         OVB Equity Income Portfolio - Class A                0.96%
         OVB Equity Income Portfolio - Class B                1.21%

(6) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T Mid Cap Value Fund following the reorganization to: Trust, 0.95%; and Class A, 1.20%. These waivers will remain in effect until July 6, 2002.

OVB Equity Income Portfolio
BB&T Mid Cap Value Fund

EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                               1 Year   3 Years
                                                               ------   -------
OVB Equity Income Portfolio
   Class A Shares.............................................  $113     $353
   Class B Shares...........................................    $138     $431

BB&T Mid Cap Value Fund
   Trust Shares.............................................    $130     $406
   Class A Shares...........................................    $722     $1,031

Combined Fund Pro Forma
   Trust Shares.............................................    $97      $373
   Class A Shares...........................................    $690     $1,000

                                           OVB                             BB&T                    Combined
                                    Capital Appreciation            Capital Appreciation             Fund
                                         Portfolio                        Fund                     Pro Forma
                                    --------------------           -------------------      -------------------
                                     Class A      Class B          Trust       Class A      Trust       Class A
                                     -------      -------          -----       -------      -----       -------
Shareholder Fees(1)
 (fees paid directly from your
investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as
     a percentage of offering
     price)                           None         None            None         5.75%(2)    None         5.75%(2)
   Maximum Sales Charge on
     Reinvested Dividends             None         None            None         None        None         None
   Maximum Deferred
     Sales Charge (as a
     percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None         None            None         None        None         None
   Redemption Fee(3)                  None         None            None         None        None         None
   Exchange Fee                       None         None            None         None        None         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
   Management Fees                    0.95%       0.25%            0.74%        0.74%       0.74%        0.74%
   Distribution/Service (12b-1) Fees  None        0.25%            None         0.25%       None         0.25%
   Other Expenses                     0.28%       0.98%            0.46%(4)     0.46%(4)    0.46%(4)     0.46%(4)
   Total Annual Fund Operating
     Expenses                         1.23%(5)    1.48%(5)         1.20%        1.45%       1.20%        1.45%
   Fee Waiver and/or
     Expense Reimbursement(6)          --           --              --           --         0.21%        0.21%
   Net Expenses                        --           --              --           --         0.99%        1.24%

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges, and other cash management services provided in connection with investment in the BB&T Funds.
(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase.
(3) For the BB&T Funds, a wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4)  Other expenses are based on estimated amounts for the current fiscal year.
(5) The OVB Capital Appreciation Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Portfolio's investment adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Combined Prospectus/Proxy Statement, but the Portfolio's investment adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

         OVB Capital Appreciation Portfolio - Class A                  1.02%
         OVB Capital Appreciation Portfolio - Class B                  1.27%

(6) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T Capital Appreciation Fund following the reorganization to: Trust, 0.99%; and Class A, 1.24%. These waivers will remain in effect until July 6, 2002.

OVB Capital Appreciation Portfolio
BB&T Capital Appreciation Fund

EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                              1 Year    3 Years
                                                              ------    -------
OVB Capital Appreciation Portfolio
   Class A Shares............................................. $125     $390
   Class B Shares...........................................   $151     $468

BB&T Capital Appreciation Fund
   Trust Shares.............................................   $122     $381
   Class A Shares...........................................   $714     $1,007

Combined Fund Pro Forma
   Trust Shares.............................................   $101     $360
   Class A Shares...........................................   $694     $988

                                                                           BB&T
                                               OVB                    West Virginia             Combined
                                    West Virginia Tax-Exempt      Intermediate Tax-Free            Fund
                                            Portfolio                     Fund                  Pro Forma
                                     --------------------          -------------------      -------------------
                                     CLASS A      CLASS B          TRUST       CLASS A      TRUST       CLASS A
                                     -------      -------          -----       -------      -----       -------
Shareholder Fees(1)
(fees paid directly from your
investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as
     a percentage of offering
     price)                           None         None            None         3.00%(2)    None        3.00%(2)
   Maximum Sales Charge on
     Reinvested Dividends             None         None            None         None        None        None
   Maximum Deferred
     Sales Charge (as a
     percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None         None            None         None        None        None
   Redemption Fee(3)                  None         None            None         None        None        None
   Exchange Fee                       None         None            None         None        None        None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
   Management Fees                    0.45%       0.45%            0.45%        0.45%       0.45%       0.45%
   Distribution/Service (12b-1) Fees  None        0.25%            None         0.25%       None        0.25%
   Other Expenses                     0.38%       0.38%            0.35%(4)     0.35%(4)    0.35%(4)    0.35%(4)
   Total Annual Fund Operating
     Expenses                         0.83%(5)    1.08%(5)         0.80%        1.05%       0.80%       1.05%
   Fee Waiver and/or
     Expense Reimbursement(6)          --           --              --           --         0.08%       0.08%
   Net Expenses                        --           --              --           --         0.72%       0.97%

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges, and other cash management services provided in connection with investment in the BB&T Funds.
(2)Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase.
(3) For the BB&T Funds, a wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4)   Other expenses are based on estimated amounts for the current fiscal year.
(5) The OVB West Virginia Tax-Exempt Income Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Portfolio's investment adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Combined Prospectus/Proxy Statement, but the Portfolio's investment adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

     OVB West Virginia Tax-Exempt Income Portfolio - Class A       0.72%
     OVB West Virginia Tax-Exempt Income Portfolio - Class B       0.97%

(6) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T West Virginia Intermediate Tax-Free Fund following the reorganization to: Trust, 0.72%; and Class A, 0.97%. These waivers will remain in effect until July 6, 2002.

OVB West Virginia Tax-Exempt Portfolio
BB&T West Virginia Intermediate Tax-Free Fund

EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                             1 Year     3 Years
                                                             ------     -------
OVB West Virginia Tax-Exempt Portfolio
   Class A Shares..........................................   $85        $265
   Class B Shares..........................................   $110       $343

BB&T West Virginia Intermediate Tax-Free Fund
   Trust Shares............................................   $82        $255
   Class A Shares..........................................   $404       $624

Combined Fund Pro Forma
   Trust Shares............................................   $74        $247
    Class A Shares.........................................   $396       $616

                                                                          BB&T
                                              OVB                     Intermediate                Combined
                                    Government Securities         U.S. Government Bond              Fund
                                           Portfolio                      Fund                    Pro Forma
                                    --------------------           -------------------      -------------------
                                     Class A      Class B          Trust       Class A      Trust       Class A
                                     -------      -------          -----       -------      -----       -------
Shareholder Fees(1)
(fees paid directly from your
investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as
     a percentage of offering
     price)                           None         None            None         5.75%(2)    None         5.75%(2)
   Maximum Sales Charge on
     Reinvested Dividends             None         None            None         None        None         None
   Maximum Deferred
     Sales Charge (as a
     percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None         None            None         None        None         None
   Redemption Fee(3)                  None         None            None         None        None         None
   Exchange Fee                       None         None            None         None        None         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
   Management Fees                    0.75%       0.75%            0.60%(5)     0.60%(5)    0.60%        0.60%
   Distribution/Service (12b-1) Fees  None        0.25%            None         0.50%(5)    None         0.50%
   Other Expenses                     0.38%       0.38%            0.33%        0.33%       0.33%        0.33%
   Total Annual Fund Operating
     Expenses                         1.13%(4)    1.38%(4)         0.93%(5)     1.43%(5)    0.93%        1.43%
   Fee Waiver and/or
     Expense Reimbursement(6)          --           --              --           --         0.10%        0.35%
   Net Expenses                        --           --              --           --         0.83%        1.08%

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges, and other cash management services provided in connection with investment in the BB&T Funds.
(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase.
(3) For the BB&T Funds, a wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4) The OVB Government Securities Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Portfolio's investment adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Combined Prospectus/Proxy Statement, but the Portfolio's investment adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

         OVB Government Securities Portfolio - Class A                 0.83%
         OVB Government Securities Portfolio - Class B                 1.08%

(5) For the current fiscal year, management fees paid by the BB&T Intermediate U.S. Government Bond Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Trust Shares, 0.83% and Class A Shares, 1.08%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
(6) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T Intermediate U.S. Government Bond Fund following the reorganization to: Trust, 0.83%; and Class A, 1.08%. These waivers will remain in effect until July 6, 2002.

OVB Government Securities Portfolio
BB&T Intermediate U.S. Government Bond Fund

EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
OVB Government Securities Portfolio
   Class A Shares...............................................    $115       $359      $622       $1,375
   Class B Shares...............................................    $140       $471      $755       $1,657

BB&T Intermediate U.S. Government Bond Fund
   Trust Shares.................................................     $95        $296      $515       $1,143
   Class A Shares...............................................     $712       $1,001    $1,312     $2,190

Combined Fund Pro Forma
   Trust Shares.................................................     $85        $286      $505       $1,134
   Class A Shares...............................................     $679       $969      $1,280     $2,161

                                            OVB                           BB&T                    Combined
                                     Prime Obligations             Prime Money Market               Fund
                                          Portfolio                       Fund                   Pro Forma
                                    --------------------           -------------------      -------------------
                                     Class A      Class B          Trust       Class A      Trust       Class A
                                     -------      -------          -----       -------      -----       -------
Shareholder Fees(1)
(fees paid directly from your
investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as
     a percentage of offering
     price)                           None         None            None         None        None         None
   Maximum Sales Charge on
     Reinvested Dividends             None         None            None         None        None         None
   Maximum Deferred
     Sales Charge (as a
     percentage of original
     purchase price or
     redemption proceeds, as
     applicable)                      None         None            None         None        None         None
   Redemption Fee(2)                  None         None            None         None        None         None
   Exchange Fee                       None         None            None         None        None         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
   Management Fees                    0.25%       0.25%            0.40%        0.40%       0.40%        0.40%
   Distribution/Service (12b-1) Fees  None        0.25%            None         0.50%       None         0.50%
   Other Expenses                     0.43%       0.43%            0.40%        0.40%       0.40%        0.40%
   Total Annual Fund Operating
     Expenses                         0.68%(3)    0.93%(3)         0.80%(4)     1.30%(4)    0.80%(4)     1.30%(4)

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges, and other cash management services provided in connection with investment in the BB&T Funds.
(2) For the BB&T Funds, a wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(3) The OVB Prime Obligations Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Portfolio's investment adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Combined Prospectus/Proxy Statement, but the Portfolio's investment adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

         OVB Prime Obligations Portfolio - Class A            0.49%
         OVB Prime Obligations Portfolio - Class B            0.74%

(4) For the current fiscal year, management fees paid by the BB&T Prime Money Market Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.37% and other expenses are expected to be limited to 0.33% for each class. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Trust Shares, 0.63% and Class A Shares, 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

OVB Prime Obligations Portfolio
BB&T Prime Money Market Fund

EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                     1 Year     3 Years   5 Years    10 Years
                                                                     ------     -------   -------    --------
OVB Prime Obligations Portfolio
   Class A Shares...............................................     $69        $218      $379       $847
   Class B Shares...............................................     $95        $296      $515       $1,143

BB&T Prime Money Market Fund
   Trust Shares.................................................     $82        $255      $444       $990
   Class A Shares...............................................     $132       $412      $713       $1,568

Combined Fund Pro Forma
   Trust Shares.................................................     $82        $255      $444       $990
   Class A Shares...............................................     $132       $412      $713       $1,568

                             SYNOPSIS OF PROSPECTUS


SUMMARY.

         The following is a synopsis of certain information relating to the Transactions and is qualified in its entirety by the disclosure on such subjects contained in the BB&T Prospectus, attached hereto as Appendix B, the OVB Prospectus, and the Statements of Additional Information, each incorporated herein by reference, and Appendix A, attached hereto.

KEY FEATURES OF TRANSACTION.

         The shareholders of each OVB Fund are being asked to approve or disapprove the Agreement and Plan of Reorganization by and between The Arbor Fund, on behalf of the OVB Funds, and BB&T Funds, on behalf of the corresponding BB&T Funds, dated as of ___________, 2001 (the "Agreement"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Agreement provides, among other things, for the transfer of all of the assets of each OVB Fund to the corresponding BB&T Fund in exchange for the assumption by the BB&T Fund of all of the liabilities of the OVB Fund and for a number of Shares calculated based on the value of the net assets of the OVB Fund acquired by the BB&T Fund and the net asset value per share of the BB&T Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, each OVB Fund will liquidate, distributing the Shares to its shareholders in complete liquidation, and the OVB Fund will be terminated.

         At a meeting held on March 12, 2001, the Trustees of The Arbor Fund in attendance voted unanimously to approve the Transactions and to recommend that shareholders of each OVB Fund also approve the Transaction. Approval of the reorganization of each OVB Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that OVB Fund voting separately as a fund, defined as the lesser of (a) sixty seven percent (67%) or more of the votes attributable to all voting securities of each OVB Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of each OVB Fund.

         Shareholders of each OVB Fund objecting to the proposed Transaction are not entitled under either Massachusetts law or The Arbor Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular OVB Fund shares if the Transaction is consummated over his or her objection. However, shares of each OVB Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for business.

         In the event that the proposal pertaining to the OVB Funds is not approved by the shareholders of an OVB Fund, such OVB Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of The Arbor Fund may consider alternatives in the best interests of the shareholders. However, if approval of the Agreement is obtained, the reorganization of each OVB Fund will be consummated.

INVESTMENT OBJECTIVES AND POLICIES.

         Below is a brief comparison of the investment objectives and policies of each OVB Fund and the corresponding BB&T Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the BB&T Prospectus, the OVB Prospectus, and the Statements of Additional Information. For a full and detailed description of permitted investments, see the applicable BB&T Prospectus and OVB Prospectus.

         The securities currently held by each OVB Fund are substantially similar to those securities which the corresponding BB&T Fund may hold. Consequently, the proposed reorganizations of the OVB Funds should not result in higher than normal portfolio turnover due to the corresponding BB&T Fund's disposal of investment securities.

OVB EQUITY INCOME PORTFOLIO AND BB&T MID CAP VALUE FUND

         FUNDAMENTAL OBJECTIVE As their investment objectives, both the OVB Equity Income Portfolio and the BB&T Mid Cap Value Fund seek current income, with a secondary goal of moderate capital appreciation.

         INVESTMENT POLICIES The OVB Equity Income Portfolio invests primarily (at least 65% of its assets) in common stocks of U.S. companies with large market capitalizations (in excess of $5 billion) that regularly pay dividends. The Portfolio invests in established companies operating in a broad range of industries based on their ability to grow both earnings and dividends. In selecting investments for the Portfolio, the Adviser attempts to choose stocks of companies that are positioned to benefit from competitive advantages that arise from ownership of valuable business franchises, trademarks and brand names, control of distribution networks, significant market shares in key products, or other company specific attributes. The Adviser also considers the quality of management as evidenced by an established track record of enhancing shareholder value. The Adviser buys stocks with a long-term view and attempts to hold its positions and keep portfolio turnover low.

         The BB&T Mid Cap Value Fund invests primarily in domestically traded U.S. common stocks of large U.S. companies whose capitalization is within the range of those companies in the Russell Mid Cap Value Index as well as American Depository Receipts ("ADRs"). In managing the Fund, the portfolio manager attempts to diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation. The portfolio manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

         The BB&T Mid Cap Value Fund differs from the OVB Equity Income Portfolio in its description of market capitalization. The BB&T Fund will invest in U.S. companies with a capitalization within the range of those companies in the Russell Mid Cap Value Index. The OVB Fund describes its market capitalization as companies with an excess of $5 billion in capitalization and uses the S&P 500 as a guide for its investments. In addition, the BB&T Fund indicates by name that it is a "value" fund. Currently, both the Lipper and Morningstar organizations classify the OVB Equity Income Portfolio as a value fund.

OVB CAPITAL APPRECIATION PORTFOLIO AND BB&T CAPITAL APPRECIATION FUND


         FUNDAMENTAL OBJECTIVE As their investment objectives, both the OVB Capital Appreciation Portfolio and the BB&T Capital Appreciation Fund seek long-term growth of capital.

         INVESTMENT POLICIES The OVB Capital Appreciation Portfolio invests primarily (at least 65% of its assets) in common stocks of U.S. companies with medium to large market capitalizations (in excess of $1 billion).

         Similarly, the BB&T Capital Appreciation Fund invests primarily (at least 65% of its assets) in common stocks of U.S. companies with medium to large market capitalizations (in excess of $2 billion) that have an established record of growth and continue to present significant growth potential.

         The BB&T Capital Appreciation Portfolio differs from the OVB Capital Appreciation Portfolio only in the specification of market capitalization. The BB&T Fund has established a market capitalization floor of $2 billion, an increase from OVB's $1 billion capitalization floor.

         In selecting investments for the Funds, each Fund's adviser will consider growth factors such as a company's new products, changes in management, and business restructurings. The adviser will also search for companies that have established records of earnings and sales growth over a period of at least three years that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term debt (representing less than 40% of the company's capitalization); have attractive price/earnings ratios in relation to a company's 3 to 5-year earnings per share growth rate; and have stock prices which have outperformed Standard & Poor's 500 Composite Index (S&P 500) over the previous six months. The Adviser will attempt to avoid overweighting a Fund's position on any specific market sector (such as technology, consumer staples, etc.) beyond 150% of the weighting that sector has in the S&P 500.

         For each Fund, the adviser may sell a stock if a company fails to meet earnings or revenue expectations or becomes overvalued (i.e., high price/earnings ratio relative to its earnings growth). The adviser may also sell a stock to change a Fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to their investment strategy, both

Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

OVB WEST VIRGINIA TAX-EXEMPT PORTFOLIO AND BB&T WEST VIRGINIA INTERMEDIATE TAX-FREE FUND

         FUNDAMENTAL OBJECTIVE As their investment objectives, both the OVB West Virginia Tax-Exempt Portfolio and the BB&T West Virginia Intermediate Tax-Free Fund seek current income exempt from federal and West Virginia income taxes consistent with the preservation of capital.

         INVESTMENT POLICIES The OVB West Virginia Tax-Exempt Portfolio invests substantially all of its assets in high quality municipal securities that generate income exempt from federal and West Virginia state income taxes. These securities include securities of municipal issuers located in West Virginia, the District of Columbia and other U.S. territories and possessions. The Portfolio will invest most of its assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Portfolio's investment adviser will generally purchase municipal securities rated in one of the two highest ratings categories and attempt to maintain an average weighted portfolio maturity of 12 to 18 years. In selecting securities for the Portfolio, the adviser will consider each security's yield and total return potential relative to other available municipal securities.

         Similarly, the BB&T West Virginia Intermediate Tax-Free Fund invests primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8. The Fund will maintain at least 80% invested in securities exempt from West Virginia personal income tax.

         In managing the BB&T Fund's portfolio, the manager uses a "top down" investment management approach focusing on interest rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent with this target based on their individual characteristics.

         The BB&T West Virginia Intermediate Tax-Free Fund and the OVB West Virginia Tax-Exempt Income Portfolio materially differ only in the descriptions of the average weighted maturity/interest rate sensitivity of their respective portfolios. The OVB Fund addresses this matter by setting an average weighted maturity range of 12 to 18 years. The BB&T West Virginia Intermediate Tax-Free Fund, by contrast, sets parameters in terms of duration, specifying a duration range of 3.5 to 8. Despite the different nomenclature, the current portfolio of the OVB Fund has a duration of approximately 6.5, a duration comfortably within the range established for the BB&T West Virginia Intermediate Tax-Free Fund.

OVB GOVERNMENT SECURITIES PORTFOLIO AND BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND

         FUNDAMENTAL OBJECTIVE As their investment objectives, both the OVB Government Securities Portfolio and the BB&T Intermediate U.S. Government Bond Fund seek current income consistent with the preservation of capital.

         INVESTMENT POLICIES The OVB Government Securities Portfolio invests principally (at least 65% of its assets) in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage-backed securities. The Portfolio may also invest in taxable municipal securities that are rated in one of the top two ratings categories. In selecting investments for the Portfolio, the Portfolio's investment adviser analyzes current market conditions and anticipated changes in bond prices to attempt to obtain the highest possible yield with minimal credit risk. The adviser actively manages the maturity of the Portfolio, which ranges between three and ten years. Under normal circumstances, the adviser anticipates that the Portfolio's dollar-weighted average maturity will be approximately five years; however, the adviser may vary this average maturity substantially in anticipation of a change in the interest rate environment.

         Similarly, the BB&T Fund invests primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), some of which may be subject to repurchase agreements, or in "high grade" (rated at the time of purchase in one of the three highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality) collateralized mortgage obligations ("CMOs"). The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies. The duration range of the Fund will be from 3.5 to 7.0.

         In managing the BB&T Fund, the manager uses a "top down" investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The manager sets and continually adjusts, a target for the interest rate sensitivity of the Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors.

         The OVB Government Securities Portfolio and the BB&T Intermediate U.S. Government Bond Fund materially differ only in the quality of securities in which each Fund may invest and in their descriptions of the average weighted maturity/interest rate sensitivity of their respective portfolios. The OVB Fund will only invest in taxable municipal securities that are rated in one of the two highest ratings categories while the BB&T Fund may invest in such securities in the three highest ratings categories. The OVB Fund addresses this matter by setting an average weighted maturity range of 3 to 10 years. The BB&T Fund, by contrast, sets parameters in terms of duration, specifying a duration range of
3.5 to 7. Despite the different nomenclature, the current portfolio of the OVB Fund has a duration of approximately ____, a duration comfortably within the range established for the BB&T Fund.

OVB PRIME OBLIGATIONS PORTFOLIO AND BB&T PRIME MONEY MARKET FUND

         FUNDAMENTAL OBJECTIVE As its investment objective, the OVB Prime Obligations Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Similarly, the BB&T Prime Money Market Fund seeks to provide a high level of current interest income as is consistent with maintaining liquidity and stability of capital.

         INVESTMENT POLICIES The OVB Prime Obligations Portfolio invests in a broad range of short-term U.S. dollar-denominated securities that are rated in one of the two highest rating categories by nationally recognized rating organizations (NRSROs), or unrated securities that the Portfolio's sub-adviser, Wellington Management Company, LLP, determines are of comparable quality. The Portfolio invests in short-term securities, including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and
(v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Portfolio may also enter into fully-collateralized repurchase agreements.

         Using top-down strategy setting and bottom-up security selection, the Portfolio's sub-adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The sub-adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Portfolio as a whole. The Portfolio follows strict SEC rules about credit quality, maturity and diversification of its investments.

         Similarly, the BB&T Prime Money Market Fund invests only in U.S. dollar-denominated, "high-quality" (rated in one of the two highest categories by an NRSRO or determined to be of comparable quality) for short-term debt securities, including the following:

          - Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);
          - High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
          -    Asset-backed securities;
          - Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

          - Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
          - Guaranteed investment contracts issued by highly-rated U.S. insurance companies;
          - Securities issued or guaranteed by state or local government bodies; and
          -    Repurchase agreements relating to the above instruments.

         When selecting securities for the BB&T Fund's portfolio, the manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

         The OVB Prime Obligations Portfolio and the BB&T Prime Money Market Fund materially differ only in that each Fund is managed by a different sub-adviser. The OVB Fund is sub-advised by Wellington Management Company, LLP while the BB&T Fund is sub-advised by Federated Investment Management Company.

DISTRIBUTIONS.

Dividends


         OVB Funds - The OVB Prime Obligations Portfolio, the OVB Government Securities Portfolio and the OVB West Virginia Tax-Exempt Income Portfolio declare and pay dividends monthly. The OVB Equity Income Portfolio and the OVB Capital Appreciation Portfolio declare and pay dividends quarterly.

         BB&T Funds - Income dividends for the BB&T Prime Money Market Fund, the BB&T Intermediate U.S. Government Bond Fund and the BB&T West Virginia Intermediate Tax-Free Fund are declared daily and paid monthly. Income dividends for the BB&T Mid Cap Value Fund are declared and paid monthly. The BB&T Capital Appreciation Fund declares and pays income dividends quarterly.

         CAPITAL GAINS

         Capital gains, if any, of each OVB Fund and BB&T Fund, are distributed at least annually.

         REINVESTED DIVIDENDS AND CAPITAL GAINS

         Dividends and capital gains distributions of the OVB Funds will be automatically reinvested in additional Shares without a sales charge, unless the shareholder elects cash payments. Dividends are higher for Class A shares than for Class B shares because Class A shares have lower operating expenses than Class B shares.

         With respect to BB&T Funds, all dividends and capital gains also will be automatically reinvested unless the shareholder requests otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Trust shares than for Class A shares because Trust shares have lower operating expenses than Class A shares.

PURCHASE PROCEDURES.

         PRICING OF FUND SHARES

         OVB Fund and BB&T Fund shareholders may purchase shares on days when the New York Stock Exchange (the "Exchange") is open for regular trading (and the Federal Reserve is open for business with respect to the OVB Prime Obligations Portfolio).

         The price of OVB Fund and BB&T Fund shares is based on each Fund's net asset value ("NAV"). The NAV of each OVB Fund and BB&T Fund, except the OVB Prime Obligations Portfolio and the BB&T Prime Money Market Fund, is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for trading. The NAV of the OVB Prime Obligations Portfolio is calculated at 12:00 noon, Eastern time, each day the Exchange and the Federal Reserve is open. The NAV of the BB&T Prime Money Market Fund is calculated twice daily at 12:00 p.m. and 4:00 p.m., Eastern time, on days the Exchange is open. For both the OVB Funds and the BB&T Funds, orders for purchase, sale or exchange of shares is priced at the next NAV calculated after the order is received.

         The assets of the OVB Funds (except the OVB Prime Obligations Portfolio) are valued using market prices. If market prices are unavailable or an OVB Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by The Arbor Fund Board of Trustees. The assets of the OVB Prime Obligations Portfolio are valued using the amortized cost valuation method. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by The Arbor Fund Board of Trustees. The value of each security held by the BB&T Funds, except the BB&T Prime Money Market Fund, is determined by using current market prices. If market quotations are not available, current prices will be based on fair value as determined by BB&T Fund's Pricing Committee pursuant to procedures established by BB&T Fund's Board of Trustees. The BB&T Prime Money Market Fund uses the amortized cost method of valuing its investments.

         MINIMUM PURCHASES

         OVB Fund Class A shares may be purchased without a sales charge by institutional and retail investors. A minimum initial investment of $100,000 is required to open an OVB Fund Class A shares account with subsequent minimum investments of $50. BB&T Trust shares may be purchased, without a sales charge, only by BB&T and its affiliates and other financial service providers approved by BB&T Fund's distributor, BISYS Fund Services, L.P. (the "Distributor"), for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

         OVB Fund Class B shares may be purchased by individual and institutional investors without a sales charge. A minimum initial investment of $1,000 is required to open an OVB Fund Class B Shares account with subsequent minimum investments of $50. Investment minimums may be waived at the discretion of the OVB Fund(s). BB&T Class A shares may be purchased with a front-end sales charge by investors who are not fiduciary clients of BB&T and who are not otherwise eligible for Trust Shares. The minimum initial investment in BB&T Class A shares is $1,000 and no minimum for subsequent investments. Participants in the BB&T Automatic Investment Plan, however, may open an account with as little a $25. Minimum subsequent investments under the Automatic Investment Plan are $25.

         PURCHASING SHARES

         OVB Class A Shares may be purchased only by wire transfer. BB&T Trust Shares may be purchased through procedures established by the BB&T Fund's distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of BB&T or one of its affiliates or other financial service providers approved by the distributor.

         OVB Class B Shares may be purchased directly by mail, telephone, wire, direct deposit or Automated Clearing House (ACH) withdrawal. BB&T Class A Shares may be purchased directly by mail, overnight service wire or ACH withdrawal.

         Shareholders may purchase OVB and BB&T Shares through the banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. The institution through which shareholders purchase OVB and BB&T shares is responsible for transmitting orders to the Funds by 4:00 p.m. Eastern time and it may have an earlier cut-off time for purchase and sale requests.

         OTHER INFORMATION CONCERNING PURCHASE OF SHARES

         The BB&T Funds and the OVB Funds reserve the right to reject a purchase order for any reason.

         SYSTEMATIC INVESTMENT PLAN

         OVB Funds - OVB Class B shareholders may make automatic investments in OVB Funds through deductions from their checking or savings account in amounts of at least $100 per month.

         BB&T Funds - BB&T Class A shareholders may make automatic investments in BB&T Funds from their bank account, through payroll deduction or from their federal employment, Social Security or other regular government checks. The minimum amount for automatic investment is $25. The minimum amount to open an account with the automatic investment plan is also $25. Automatic investments may be monthly, quarterly, semi-annual or annual.

EXCHANGE PRIVILEGE.

         OVB Funds - OVB shareholders may exchange shares in one OVB Fund for shares of the same or a different class, if they otherwise qualify to purchase that share class, on any day the New York Stock Exchange is open by contacting the OVB Funds by mail or telephone. OVB shareholders may also exchange shares through their financial institution by mail or telephone. Exchanges from one Fund to another are taxable. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

         All exchanges are based on relative net asset value next determined after the exchange order is received by the OVB Funds.

         BB&T Funds - BB&T shareholders can exchange shares in one BB&T Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges, on any day the New York Stock Exchange is open by contacting the BB&T Funds by mail or telephone. However, when exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, the shareholder must pay the difference. Shareholders must meet the minimum investment requirements for the Fund into which they are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may also be exchanged for Trust Shares of the same Fund if the shareholder becomes eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if the shareholder ceases to be eligible to purchase Trust Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived.

         The BB&T Funds reserve the right to reject any exchange it believes will increase transaction costs or otherwise affect other shareholders. Exchange activity may be limited to four exchanges from a Fund during a calendar year. The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

         All exchanges are based on relative net asset value next determined after the exchange order is received by the BB&T Funds.

REDEMPTION PROCEDURES.

         GENERAL

         Both BB&T Fund and OVB Fund Shares may be sold on days when the New York Stock Exchange is open for regular trading . The sales price will be the next NAV after the sell order is received by the Funds, its transfer agent, or the shareholder's investment representative.

         OVB Fund shareholders may sell OVB Fund shares by mail or telephone. BB&T Fund shareholders may sell BB&T Fund shares by mail, telephone or overnight service. OVB and BB&T shareholders who own their shares through an account with a broker or other institution must contact that broker or institution to sell their shares. The broker or institution may charge a fee for its services, in addition to any fees charged by the OVB Funds or BB&T Funds.

         For the OVB Funds, redemption proceeds are sent in the mail by check or by wire to the shareholder's bank account, subject to a $10 wire transfer fee. For the BB&T Funds, redemption proceeds are sent in the mail by check, by ACH to the shareholder's bank account or wire to the shareholder's bank account, subject to a $7 wire transfer fee.

         REDEMPTION BY CHECK WRITING

         For the OVB Funds, OVB Class B shareholders of the OVB Prime Obligations Portfolio may redeem shares by writing checks on their account for $500 or more.

         For the BB&T Funds, BB&T Class A shareholders of the BB&T Prime Money Market Fund may write checks in amounts of $100 or more on their account. The check writing feature may be modified or terminated upon 30-days' written notice. Shareholders must maintain the minimum required account balance in the Fund of $1,000.

         For both the OVB and BB&T Funds, dividends and distributions will continue to be paid up to the day the check is presented for payment and shareholders may not close their Fund account by writing a check.

         REDEMPTIONS IN WRITING REQUIRED

         For the OVB Funds, a shareholder that wishes to sell $50,000 or more of his/her shares, or have their sale proceeds sent to a third party or an address other than their own must notify the OVB Funds in writing and include a signature guarantee by a bank or other financial institution.

         For the BB&T Funds, a BB&T shareholder must request redemption in writing in the following situation:

          -    Redemptions from Individual Retirement Accounts ("IRAs")

         A BB&T shareholder must also request redemption in writing and obtain a signature guarantee in the following situations:

     - The check is not being mailed to the address on the shareholder's account; or
     -    The check is not being made payable to the owner of the account; or
     - The shareholder's account address has changed within the last ten business days; or
     - The redemption proceeds are being transferred to another Fund account with different registration; or
     - The redemption proceeds are being wired to bank instructions currently not on the shareholder's account.

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper. A notarized signature is not sufficient.

        CLOSING OF SMALL ACCOUNTS

        Regarding OVB Class A and Class B shares and BB&T Class A shares, if a shareholder's account falls below $1,000 because of redemptions, an OVB Fund and BB&T Fund may ask the shareholder to increase his/her balance. If it is still below the minimum after 60 days, the Fund may close the shareholder's account and send him/her the proceeds at the current NAV.

        SYSTEMATIC WITHDRAWAL PLAN

         OVB Funds - OVB Class A and Class B shareholders who have at least $10,000 in their account may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50. Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments.

         BB&T Funds - BB&T Class A shareholders only who have at least $5,000 in their account may arrange to receive monthly, quarterly, semi-annual or annual automatic payments of at least $25. Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments.

         REDEMPTION IN KIND

         Each of the OVB Funds and the BB&T Funds reserves the right to make redemption payments in portfolio securities rather than cash, known as "redemption in kind." In this case, redemption proceeds are paid in portfolio securities with a market value equal to the shares redeemed.

FEDERAL TAX CONSIDERATIONS

         Consummation of the Transactions is subject to the condition that The Arbor Fund and BB&T Funds receive an opinion of Ropes & Gray, counsel to BB&T Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transactions will not result in the recognition of gain or loss for Federal income tax purposes to any of the OVB Funds, the BB&T Funds, or their shareholders.

                                  RISK FACTORS


         OVB EQUITY INCOME PORTFOLIO AND BB&T MID CAP VALUE FUND. Investment in the OVB Equity Income Portfolio and the BB&T Mid Cap Value Fund may be subject to the following principal risks:

         MARKET RISK: The possibility that each Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of a shareholder's investment will tend to increase or decrease in response to these movements.

         INVESTMENT STYLE RISK: The possibility that the market segment on which each Fund focuses - mid cap value stocks in the case of the BB&T Fund and large capitalization dividend-paying common stocks in the case of the OVB Fund- will underperform other kinds of investments or market averages.

         Each Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays. If a Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

         OVB CAPITAL APPRECIATION PORTFOLIO AND BB&T CAPITAL APPRECIATION FUND. Investment in the OVB Capital Appreciation Portfolio and the BB&T Capital Appreciation Fund may be subject to the following principal risks:

         MARKET RISK: The possibility that each Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of a shareholder's investment will tend to increase or decrease in response to these movements.

         INVESTMENT STYLE RISK: The possibility that the market segment on which each Fund focuses will underperform other kinds of investments or market averages.

         Each Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays.

If a Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

         OVB WEST VIRGINIA TAX-EXEMPT PORTFOLIO AND THE BB&T WEST VIRGINIA INTERMEDIATE TAX-FREE FUND. Investment in the OVB West Virginia Tax-Exempt Portfolio and the BB&T West Virginia Intermediate Tax-Free Fund may be subject to the following principal risks:

         INTEREST RATE RISK: The possibility that the value of each Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

         STATE SPECIFIC RISK: By concentrating its investments in securities issued by West Virginia and its political subdivisions, each Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

         CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

         NON-DIVERSIFIED RISK: Because each Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, each Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

         CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

         ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

         INCOME RISK: The possibility that each Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

         If a Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

         OVB GOVERNMENT SECURITIES PORTFOLIO AND BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND. Investment in the OVB Government Securities Portfolio and the BB&T Intermediate U.S. Government Bond Fund may be subject to the following principal risks:

         INTEREST RATE RISK: The possibility that the value of each Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

         INCOME RISK: The possibility that each Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

         PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" - or repay - higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

         ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

         CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating the greater its credit risk.

         If a Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

         OVB PRIME OBLIGATIONS PORTFOLIO AND BB&T PRIME MONEY MARKET FUND. Investment in the OVB Prime Obligations Portfolio and the BB&T Prime Money Fund may be subject to the following principal risks:

         INTEREST RATE RISK: The possibility that the value of each Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

         CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

The above discussion is qualified in its entirety by the disclosure set forth in the BB&T Prospectus, the OVB Prospectus, and the Statements of Additional Information.

                       INFORMATION ABOUT THE TRANSACTIONS

AGREEMENT AND PLAN OF REORGANIZATION; SECURITIES.

         The proposed Agreement provides that each BB&T Fund will acquire all of the assets of the corresponding OVB Fund in exchange for the assumption by such BB&T Fund of all of the liabilities of the OVB Fund and the issuance of Shares to the OVB Fund equal to the value of the OVB Fund's net asset, such exchange to occur as of the Exchange Date (defined in the Agreement to be on or about July 23, 2001, or such other date as mutually agreed upon by The Arbor Fund and BB&T Funds.) The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

         As a result of the Transactions, each OVB Fund shareholder will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the OVB Fund transferred to the corresponding BB&T Fund attributable to the shareholder (based on the proportion of the outstanding shares of the OVB Fund owned by the shareholder as of July 20, 2001 (the "Valuation Time")). The portfolio securities of each OVB Fund will be valued in accordance with the generally employed valuation procedures of BB&T Funds. Each reorganization is being accounted for as a tax-free business combination. At separate meetings held on March 12, 2001 for the Boards of Trustees of The Arbor Fund and March 13, 2001 for the Board of Trustees of BB&T Funds (the "Boards"), the Boards, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of the OVB Funds and existing shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization.

         Immediately following the Exchange Date, each OVB Fund will distribute pro rata to its respective shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and the OVB Fund will be liquidated. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each BB&T Fund in the name of the corresponding OVB Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All OVB Fund shareholders will receive Shares of the BB&T Fund class (Trust or Class A) that corresponds to the class of OVB Fund shares that they hold (Class A or Class B).

         The consummation of the reorganization is subject to the conditions set forth in the Agreement. The Agreement may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by mutual consent of The Arbor Fund and BB&T Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

         All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transactions contemplated by the Agreement will be borne by BB&T including the costs of the proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transactions will be borne by the party incurring such fees and expenses. The Board has determined that the interests of the existing shareholders of the OVB Funds and the BB&T Funds will not be diluted as a result of the Transactions. Full and fractional Shares will be issued to each OVB Fund shareholder in accordance with the procedure under the Agreements as described above. Each BB&T Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. BB&T Funds' Declaration of Trust permits it to divide its shares of any series, without shareholder approval, into one or more classes of shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. Shares of certain of the BB&T Funds' are currently divided into four classes: Class A, Class B, Class C, and Trust Shares. The BB&T West Virginia Intermediate Tax-Free Fund and BB&T Prime Money Market Fund currently do not offer Class C shares. Trust and Class A shares will be distributed as applicable by BB&T Funds in connection with the Transactions. The Arbor Fund's Declaration of Trust also permits multiple classes of shares, and shares of certain OVB Funds are currently divided into two classes: Class A and Class B shares.

         Under Massachusetts law, BB&T Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of BB&T Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of BB&T Funds. The Declaration of Trust provides for indemnification out of BB&T Funds property for all loss and expense of any shareholder held personally liable for the obligations of BB&T Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which BB&T Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

REASONS FOR THE PROPOSED REORGANIZATION.

         The primary reason for the Transactions is the recently completed Merger of One Valley with BB&T Corporation. The Transactions present the opportunity to combine the OVB Funds and BB&T Funds into a single, larger consolidated group. BB&T has recommended that each OVB Fund be reorganized into the corresponding BB&T Fund as described in this Combined Prospectus/Proxy Statement. A meeting was held on March 12, 2001, for The Arbor Fund Trustees, at which meeting all of The Arbor Fund Trustees, including the Independent Trustees, unanimously determined that the reorganizations would be in the best interests of each OVB Fund and existing OVB Fund shareholders and that the economic interests of such shareholders would not be diluted as a result of effecting the reorganizations. At this same meeting, all of The Arbor Fund Trustees, including the Independent Trustees, unanimously approved the proposed reorganizations and recommended approval of the Agreement.

         In electing to approve the Agreement and recommend it to shareholders of the OVB Funds, The Arbor Fund Trustees acted upon information provided to them, indicating that the proposed Transactions would operate in the best interests of the OVB Funds' shareholders. In particular, The Arbor Fund Trustees determined that the proposed Transactions offered the following benefits:

         - PARTICIPATION IN THE LARGER FUND COMPLEX: The Arbor Fund Trustees were informed that the proposed Transactions would, if effected, result in a mutual fund complex consisting of twenty-one portfolios and total anticipated assets in excess of $3 billion. OVB Fund shareholders who would, as part of the proposed Transactions, become part of the BB&T Funds complex, would be able to exchange their shares for shares of a significantly larger number of funds than is currently the case within the OVB Funds and would find compatibility of the OVB Funds' and BB&T Funds' investment objectives, policies and shareholder services. In addition, The Arbor Fund Trustees received information to the effect that a larger, more diverse complex can appeal to a broader class of institutional and retail investors, may be able to achieve economies of scale more quickly or efficiently, and may be able to reduce costs by taking advantage of its relatively larger size.

         - CONTINUITY AND EFFICIENCY OF MANAGEMENT: The Arbor Fund Trustees were provided with information detailing the consolidation efforts involving One Valley, the former investment adviser to the OVB Funds, BB&T, the current investment adviser to the OVB Funds, and BB&T Asset Management, LLC, the investment adviser to the BB&T Funds. BB&T Asset Management, LLC is a wholly owned subsidiary of and otherwise fully controlled by BB&T. It was represented to The Arbor Fund Trustees that the management and investment advisory personnel of BB&T, including former One Valley portfolio managers, who are currently providing investment management services to the Continuing OVB Funds will continue to do so for the New BB&T Funds as the personnel of BB&T Asset Management, LLC.

         - TAX-FREE NATURE OF TRANSACTIONS; LACK OF DILUTION: The Arbor Fund Trustees were informed that the proposed Transactions involving the OVB Funds and the BB&T Funds would occur only if it could be accomplished without resulting in the imposition of federal income taxes on any OVB Fund or its shareholders. In addition, The Arbor Fund Trustees received representations from BB&T to the effect that BB&T would defray the OVB Funds' costs directly associated with participation in the proposed Transactions. Finally, The Arbor Fund Trustees were informed that the interests of the OVB Fund shareholders would not be materially diluted as a result of the proposed Transactions, and that the OVB Fund shareholders would receive shares of the corresponding BB&T Fund equal in value to the market value (or, where relevant, amortized cost value) of the OVB Funds' assets.

         - FEES AND EXPENSES: The Arbor Fund Trustees received information relating to the fees and expenses charged or to be charged to BB&T Fund shareholders. The Arbor Fund Trustees noted that BB&T had agreed to limit the total expenses of the OVB Government Securities Portfolio and each Continuing OVB Fund until the July 6, 2002 expiration of the waiver period. They also noted that there was no guarantee that this would remain the case in the future.

                  The Arbor Fund Trustees were also provided with information regarding fee, expense and other considerations regarding the proposed consolidation of the OVB Prime Obligations Portfolio and the BB&T Prime Money Market Fund. The Arbor Fund Trustees were told that the OVB Prime Obligations Portfolio has been operated at a low asset level (currently $85 million) since inception and that BB&T has provided the great bulk of the assets in the Fund (over 95%) on behalf of customers for whom it exercises investment discretion. The Trustees were informed that this low asset level has required subsidization of the Fund by the adviser in the form of advisory fees well below industry average and substantial fee waivers/expense reimbursements. The Arbor Fund Trustees were told that the OVB Prime Obligations Portfolio, despite its lower fee structure, has produced returns that are not materially superior to those of the BB&T Prime Money Market Fund. Additionally, it was represented to The Arbor Fund Trustees that the OVB Prime Obligations Portfolio, due to its limited size, cannot be as diversified as the BB&T Prime Money Market Fund and, therefore, poses greater risk relative to the BB&T Prime Money Market Fund. Moreover, the Arbor Fund Trustees were informed that the risk of the BB&T Prime Money Market Fund is significantly reduced by insurance protecting against losses that would, if uninsured, cause the Fund to be unable to maintain its fixed share price of $1.00. The OVB Prime Money Market Portfolio enjoys no such insurance protection. Also, it was represented to The Arbor Fund Trustees that, as a part of a larger fund complex, the BB&T Prime Money Market Fund has superior growth potential than the OVB Prime Money Market Portfolio (which could produce economies of scale and enhanced yields). The Arbor Fund Trustees were told that, for these reasons, BB&T is no longer willing to subsidize, and will no longer direct discretionary assets to the OVB Prime Obligations Portfolio past the planned date of the proposed consolidation of the OVB Funds into the BB&T Funds. The Arbor Fund Trustees were informed that should the proposed consolidation of the OVB Prime Obligations Portfolio not occur for any reason, BB&T has decided that it will consider redemption of the positions of customers for whom it exercises investment discretion. It was represented to the Trustees that the magnitude of the redemption involved would greatly increase the per share expenses borne by the remaining shareholders of the OVB Prime Obligations Portfolio and that the OVB Prime Obligations Portfolio was not expected to be viable at the resulting asset level. The Arbor Fund Trustees also considered that shareholders of the OVB Prime Obligations Portfolio would be given an opportunity to consider the reorganization at the Meeting and had the ability to redeem their shares of the OVB Prime Obligations Portfolio prior to the reorganization, with minimal or no tax impact due to the OVB Prime Obligations Portfolio's stable net asset value.

         - PERFORMANCE: The Arbor Fund Trustees received information relating to the performance of the Reorganizing OVB Funds and the Existing BB&T Funds. The Trustees were told that the performance of Existing BB&T Funds was better or comparable to the performance of the Reorganizing OVB Funds.

FEDERAL INCOME TAX CONSEQUENCES.

         As a condition to each OVB Fund's obligation to consummate the reorganization, The Arbor Fund and each OVB Fund will receive an opinion from Ropes & Gray, counsel to BB&T Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by BB&T Funds, for federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the BB&T Fund and the OVB Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under
Section 1032 of the Code, no gain or loss will be recognized by the BB&T Fund upon the receipt of the assets of the OVB Fund in exchange for BB&T Shares and the assumption by the BB&T Fund of the liabilities of the OVB Fund; (iii) under
Section 362(b) of the Code, the basis in the hands of the BB&T Fund of the assets of the OVB Fund transferred to the BB&T Fund in a transaction will be the same as the basis of such assets in the hands of the OVB Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code, the holding periods of the assets of the OVB Fund in the hands of the BB&T Fund will include the periods during which such assets were held by the OVB Fund; (v) under Section 361 of the Code, no gain or loss will be recognized by the OVB Fund upon the transfer of the OVB Fund's assets to the BB&T Fund in exchange for BB&T Shares and the assumption by the BB&T Fund of the liabilities of the OVB Fund, or upon the distribution of BB&T Shares by the OVB Fund to its shareholders in liquidation; (vi) under Section 354 of the Code, no gain or loss will be recognized by the OVB Fund's shareholders upon the exchange of their OVB Shares for BB&T Shares; (vii) under Section 358 of the Code, the aggregate basis of BB&T Shares an OVB Fund's shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her OVB Shares exchanged therefor; (viii) under Section 1223(1) of the Code, an OVB Fund shareholder's holding period for his or her BB&T Shares will be determined by including the period for which he or she held the OVB Shares exchanged therefor, provided that he or she held such OVB Shares as capital assets; and (ix) the BB&T Fund will succeed to and take into account the items of the OVB Fund described in Section 381(c) of the Code. The BB&T Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

VOTING RIGHTS.

         Each shareholder of an OVB Fund and a BB&T Fund is entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of each OVB Fund, as holders of Trust or Class A Shares of the corresponding BB&T Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the corresponding BB&T Fund. Following the Transactions, as shareholders of each considerably larger BB&T Fund, the former shareholders of each OVB Fund will possess less proportional voting power when they vote as BB&T Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller OVB Fund.

CAPITALIZATION.

         As proposed, the two Reorganizing OVB Funds would be reorganized into the two Existing BB&T Funds. The following table sets forth as of January 31, 2000, (1) the capitalization of each of the reorganizing OVB Funds, (2) the capitalization of each of the corresponding Existing BB&T Funds, and (3) the pro forma capitalization of each of the Existing BB&T Funds as adjusted to give effect to the Reorganization of the Reorganizing OVB Funds. The following table also sets forth as of January 31, 2000, the capitalization of each of the Continuing OVB Funds and the pro forma capitalization of each of the New BB&T Funds. The capitalization of each Reorganizing OVB Fund and Existing BB&T Fund is likely to be different at the effective time of the reorganization as a result of daily share purchase and redemption activity in the respective OVB Funds and BB&T Funds, as well as the effects of the other ongoing operations of the respective OVB Funds and BB&T Funds prior to the effective time of the reorganization.

                                                 OVB                         BB&T
                                            EQUITY INCOME                   MID CAP                  PRO FORMA
                                              PORTFOLIO                   VALUE FUND                  COMBINED
                                              (IN 000s)                    (IN 000s)                 (IN 000s)
Total Net Assets                                     $70,114                      $     0            $ 70,114
  OVB Class A/BB&T Trust Shares                       64,423                            0              64,423
  OVB Class B/BB&T Class A Shares                      5,691                            0               5,691

Shares Outstanding                                     4,916                            0               4,916
  OVB Class A/BB&T Trust Shares                        4,517                            0               4,517
  OVB Class B/BB&T Class A Shares                        399                            0                 399

Net Asset Value Per Shares
  OVB Class A/BB&T Trust Shares                      $ 14.26                           --            $  14.26
  OVB Class B/BB&T Class A Shares                      14.26                           --               14.26


                                                 OVB                         BB&T
                                        CAPITAL APPRECIATION       CAPITAL APPRECIATION FUND         PRO FORMA
                                              PORTFOLIO                                               COMBINED
Total Net Assets                                    $141,718                      $     0            $141,718
  OVB Class A/BB&T Trust Shares                      129,433                            0             129,433
  OVB Class B/BB&T Class A Shares                     12,285                            0              12,285

Shares Outstanding                                     9,573                            0               9,573
  OVB Class A/BB&T Trust Shares                        8,721                            0               8,721
  OVB Class B/BB&T Class A Shares                        852                            0                 852

Net Asset Value Per Shares
  OVB Class A/BB&T Trust Shares                     $  14.84                           --            $  14.84
  OVB Class B/BB&T Class A Shares                      14.42                           --               14.42

                                                                             BB&T
                                                 OVB              WEST VIRGINIA INTERMEDIATE
                                      WEST VIRGINIA TAX-EXEMPT           TAX-FREE FUND               PRO FORMA
                                              PORTFOLIO                                               COMBINED

Total Net Assets                                     $84,557                  $         0             $84,557
  OVB Class A/BB&T Trust Shares                       75,323                            0              75,323
  OVB Class B/BB&T Class A Shares                      9,234                            0               9,234

Shares Outstanding                                     8,519                            0               8,519
  OVB Class A/BB&T Trust Shares                        7,588                            0               7,588
  OVB Class B/BB&T Class A Shares                        931                            0                 932

Net Asset Value Per Shares
  OVB Class A/BB&T Trust Shares                      $  9.93                           --             $  9.93
  OVB Class B/BB&T Class A Shares                       9.92                           --                9.92


                                              OVB                         BB&T
                                        GOVERNMENT SECURITIES      INTERMEDIATE U.S.                PRO FORMA
                                            PORTFOLIO             GOVERNMENT BOND FUND              COMBINED
                                            (IN 000s)                   (IN 000s)                   (IN 000s)
Total Net Assets                             $42,369                     $205,160                    $247,529
  OVB Class A/BB&T Trust Shares               40,882                      200,023                     240,905
  OVB Class B/BB&T Class A Shares              1,487                        2,693                       4,180
  BB&T Class B Shares                             --                        2,444                       2,444

Shares Outstanding                             4,288                       20,279                      24,467
  OVB Class A/BB&T Trust Shares                4,138                       19,769                      23,810
  OVB Class B/BB&T Class A Shares                150                          267                         414
  BB&T Class B Shares                              -                          243                         243


Net Asset Value Per Shares
  OVB Class A/BB&T Trust Shares              $  9.88                     $  10.12                    $  10.12
  OVB Class B/BB&T Class A Shares               9.89                        10.09                       10.09
  BB&T Class B Shares                              -                        10.06                       10.06



                                                 OVB                         BB&T
                                     PRIME OBLIGATIONS PORTFOLIO    PRIME MONEY MARKET FUND        PRO FORMA
                                                                                                   COMBINED

Total Net Assets                             $84,373                    $ 505,886                    $590,259
  OVB Class A/BB&T Trust Shares               82,936                      118,716                     201,652
  OVB Class B/BB&T Class A Shares              1,437                      322,273                     323,710
  BB&T Class B Shares                             --                       64,897                      64,897


Shares Outstanding                            84,372                      505,887                     590,259
  OVB Class A/BB&T Trust Shares               82,935                      118,717                     201,652
  OVB Class B/BB&T Class A Shares              1,437                      322,273                     323,710
  BB&T Class B Shares                             --                       64,897                      64,897


Net Asset Value Per Shares
  OVB Class A/BB&T Trust Shares              $  1.00                    $    1.00                    $   1.00
  OVB Class B/BB&T Class A Shares               1.00                         1.00                        1.00
  BB&T Class B Shares                             --                         1.00                        1.00


MANAGEMENT DISCUSSION.

         A discussion of the management and performance of the BB&T Intermediate U.S. Government Bond Fund and the BB&T Prime Money Market Fund and an analysis of their performance can be found at Appendix C.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.

         Each OVB Fund and BB&T Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by The Arbor Fund and BB&T Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                               VOTING INFORMATION


         Proxies are being solicited from shareholders of each OVB Fund by the Trustees of BB&T Funds for the Meeting to be held on July 16, 2001 at 3:00 p.m., Eastern Time, at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about May 31, 2001. The costs of the proxy materials and proxy solicitations will be borne by BB&T. A proxy may be revoked at any time at or before the meeting by submitting to BB&T Funds a subsequently dated proxy, delivering a written notice of revocation to BB&T Funds at 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Notice of Special Meeting" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals (set forth in items (1) and (2) of the Notice of Special Meeting to implement the reorganization of each OVB Fund by the transfer of all of its assets to the corresponding BB&T Fund, in exchange for BB&T Trust and Class A shares of such BB&T Fund and the assumption by the BB&T Fund of all of the liabilities of the OVB Fund followed by the liquidation of the OVB Fund and the distribution of Shares to the shareholders of the OVB Fund. All OVB Fund shareholders will receive shares of the corresponding BB&T Fund class (Trust or Class A) that corresponds to the class of the OVB Fund Shares that they hold (Class A or Class
B). The Transactions contemplated by the Agreement will be consummated with respect to each OVB Fund only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of that OVB Fund voting as a Fund, as described above. In the event the shareholders do not approve the reorganization, the Trustees of BB&T Funds will consider possible alternative arrangements in the best interests of BB&T Funds and its shareholders.

         Proxies are being solicited by mail. Shareholders of record of each OVB Fund at the close of business on May 18, 2001, (the "Record Date"), will be entitled to vote at the Meeting or any adjournment thereof. Each Share is entitled to one vote as of the close of business on May 18, 2001. Shareholders are entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The holders of a majority of votes attributable to the outstanding voting shares of an OVB Fund represented in person or by proxy at the meeting will constitute a quorum for such Fund for the meeting, and a majority of the shares of an OVB Fund voted on the Transaction is necessary to approve the Transaction with respect to that Fund.

         As of April 11, 2001, there were outstanding the following amount of Shares of Class A and Class B Shares of each OVB Fund:

OVB Equity Income Portfolio
---------------------------
Class A Shares:  4,396,559.889
Class B Shares:    372,627.263

OVB Capital Appreciation Portfolio
----------------------------------
Class A Shares:  8,736,699.164
Class B Shares:  1,357,927.729

OVB West Virginia Tax-Exempt Portfolio
--------------------------------------
Class A Shares:  7,528,085.532
Class B Shares:    793,207.871

OVB Government Securities Portfolio
-----------------------------------
Class A Shares:  3,818,113.272
Class B Shares:    145,537.182

OVB Prime Obligations Portfolio
-------------------------------
Class A Shares:  90,818,249.41
Class B Shares:   4,124,418.83

         Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by BB&T Funds. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

         BB&T Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

         As of April 11, 2001, the officers and Trustees of BB&T Funds as a group beneficially owned less than 1% of the outstanding shares of Trust and Class A Shares of any of the BB&T Funds. Also as of April 11, 2001, the officers and Trustees of The Arbor Fund as a group beneficially owned less than 1% of the outstanding shares of Trust and Class A Shares of any of the OVB Funds. The information in the following table shows, to the best of the knowledge of The Arbor Fund and BB&T Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transactions calculated on the basis of holdings as of the April 11, 2001 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act.

                                                                                                  Approximate
                                            Percent of       Percent of       Approximate         Percent of
                                            Record           Beneficial       Percent of Record   Beneficial
                                            Ownership as     Ownership as     Ownership Upon      Ownership Upon
Name and Address                            of 4/11/2001     of 4/11/2001     Consummation        Consummation
----------------                            ------------     ------------     ------------        ------------
OVB
EQUITY INCOME PORTFOLIO

CLASS A SHARES

Wilbranch Co.                               99.90%                            99.90%
P.O. Box 2887
Wilson, NC  27894-2887

CLASS B SHARES

Donald Lufkin & Jenrette                    18.58%                            18.58%
Mutual Fund
One Pershing Plaza
Jersey City, NJ  07399-0001

Scott & Stringfellow, Inc.                  9.05%                              9.05%
Attn:  Robert Clarke Mutual Fund
House Account
909 E. Main Street
Richmond, VA  23219-3002

                                                                                                  Approximate
                                            Percent of       Percent of       Approximate         Percent of
                                            Record           Beneficial       Percent of Record   Beneficial
                                            Ownership as     Ownership as     Ownership Upon      Ownership Upon
Name and Address                            of 4/11/2001     of 4/11/2001     Consummation        Consummation
----------------                            ------------     ------------     ------------        ------------
Wilbranch Co.                               99.01%                            99.01%
P.O. Box 2887
Wilson, NC  27894-2887

Donald Lufkin & Jenrette                    5.54%                              5.54%
Mutual Fund
One Pershing Plaza
Jersey City, NJ  07399-0001

Peconic Offshore Fund Corporation           40.30%                            40.30%
Windemere House
P.O. Box 556639
Nassau Bahamas

Scott & Stringfellow, Inc.                  6.72%                              6.72%
Attn:  Robert Clarke Mutual Fund
House Account
909 E. Main Street
Richmond, VA  23219-3002

OVB
WEST VIRGINIA
TAX-EXEMPT PORTFOLIO

CLASS A SHARES

Wilbranch Co.                               100.00%                          100.00%
P.O. Box 2887
Wilson, NC  27894-2887

CLASS B SHARES

Donald Lufkin & Jenrette                    44.87%                            44.87%
Mutual Fund
One Pershing Plaza
Jersey City, NJ  07399-0001

Scott & Stringfellow, Inc.                  5.51%                              5.51%
Attn:  Robert Clarke Mutual Fund
House Account
909 E. Main Street
Richmond, VA  23219-3002

                                                                                                  Approximate
                                            Percent of       Percent of       Approximate         Percent of
                                            Record           Beneficial       Percent of Record   Beneficial
                                            Ownership as     Ownership as     Ownership Upon      Ownership Upon
Name and Address                            of 4/11/2001     of 4/11/2001     Consummation        Consummation
----------------                            ------------     ------------     ------------        ------------
OVB
GOVERNMENT SECURITIES
PORTFOLIO

CLASS A SHARES

Wilbranch Co.                               99.97%                            15.23%
P.O. Box 2887
Wilson, NC  27894-2887

CLASS B SHARES

Donald Lufkin & Jenrette                    5.73%                              1.96%
Mutual Fund
One Pershing Plaza
Jersey City, NJ  07399-0001

Charles Edwin Gerwig &                      6.95%            6.95%             2.37%              2.37%
Jeanice Alma Gerwig Jtwros.
304 Elk St.
Webster Springs, WV  26288-1216

OVB
PRIME OBLIGATIONS
PORTFOLIO

CLASS A SHARES

Wilbranch Co.                               100.00%                           38.46%
P.O. Box 2887
Wilson, NC  27894-2887

CLASS B SHARES


                                                                                                  Approximate
                                            Percent of       Percent of       Approximate         Percent of
                                            Record           Beneficial       Percent of Record   Beneficial
                                            Ownership as     Ownership as     Ownership Upon      Ownership Upon
Name and Address                            of 4/11/2001     of 4/11/2001     Consummation        Consummation
----------------                            ------------     ------------     ------------        ------------
James J.L. Moneyhun &                       15.70%           15.70%             0.06%               0.06%
Carol A. Moneyhun Jtwros.
240 Carper Ln.
Barboursville, WV  25504-1109

BB&T
INTERMEDIATE U.S.
GOVERNMENT BOND
FUND

TRUST SHARES

Wilbranch Co.                               61.33%                             52.34%
P.O. Box 2887
Wilson, NC  27894

Hometown Bank Co.                           5.68%                               4.85%
c/o BB&T
P.O. Box 2998
Wilson, NC  27894

Branch Banking & Trust Co.                  20.03%                             17.09%
Daily Recordkeeping Plans
434 Fayetteville St., 4th Floor
Raleigh, NC  27601

Cap & Co.                                   7.06%                               6.02%
P.O. Box 2887
Wilson, NC  27894

CLASS A SHARES

William R. Glover                           6.15%            6.15%              4.05%             4.05%
Glover Family Trust
207 Rob Roy Rd.
Southern Pines, NC  28387

BB&T
PRIME MONEY MARKET
FUND

Class A Shares                              97.86%                             96.90%
Scott & Stringfellow Omnibus Fund
909 E. Main Street
Richmond, VA 23219

TRUST SHARES

Wilbranch Co.                               98.44%                             60.58%
P.O. Box 2887
Wilson, NC  27894

         The Arbor Fund and BB&T Funds have been advised that, with respect to the shares of each OVB Fund over which BB&T and its affiliates have voting power, such shares may be voted by BB&T itself in its capacity as fiduciary. BB&T will either engage an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote the shares, or vote its shares for or against the proposal in the same proportion as those over which it does not have voting power.

THE BOARD OF TRUSTEES OF THE ARBOR FUND, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT.

                 INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS

         BB&T may be deemed to have an interest in the merger because its wholly-owned subsidiary, BB&T Asset Management, LLC, provides investment advisory services to the BB&T Funds pursuant to an advisory agreement with BB&T Funds. Future growth of assets of BB&T Funds can be expected to increase the total amount of fees payable to BB&T Asset Management, LLC, and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

                                   APPENDIX A



                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


         This Agreement and Plan of Reorganization (the "Agreement") is made as of ________, 2001, by and between BB&T Funds ("BB&T"), a Massachusetts business trust, on behalf of the BB&T Funds as identified herein ("BB&T Funds") and The Arbor Fund ("Arbor"), a Massachusetts business trust, on behalf of the OVB Family of Funds as identified herein ("OVB Funds"). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

PLAN OF REORGANIZATION

         (a) Arbor will sell, assign, convey, transfer and deliver to BB&T, and BB&T will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in the following funds:

         OVB Equity Income Portfolio ("OVB Equity Income")
         OVB Capital Appreciation Portfolio ("OVB Capital Appreciation") OVB Government Securities Portfolio ("OVB Government Securities ") OVB West Virginia Tax-Exempt Income Portfolio ("OVB West Virginia Tax-Exempt")
         OVB Prime Obligations Portfolio ("OVB Prime Obligations")

         (such funds each are an "OVB Fund" and are collectively the "OVB
         Funds").

Such acquisition is to be made by the following funds:

         BB&T Mid Cap Value Fund ("BB&T Mid Cap ")
         BB&T Capital Appreciation Fund ("BB&T Capital Appreciation")
         BB&T Intermediate U.S. Government Bond Fund ("BB&T Intermediate Government")
         BB&T West Virginia Intermediate Tax-Free Fund ("BB&T West Virginia Intermediate Tax-Free ")
         BB&T Prime Money Market Fund ("BB&T Prime Money Market")

         (such funds each are a "BB&T Fund" and are collectively the "BB&T Funds").

For purposes of this Agreement the respective OVB Funds correspond to the BB&T Funds as follows:

--------------------------------------------------------------------------------

OVB Equity Income                       BB&T Mid Cap
--------------------------------------------------------------------------------

OVB Capital Appreciation                BB&T Capital Appreciation
--------------------------------------------------------------------------------

OVB Government Securities               BB&T Intermediate Government
--------------------------------------------------------------------------------

OVB West Virginia Tax-Exempt            BB&T West Virginia Intermediate Tax-Free
--------------------------------------------------------------------------------

OVB Prime Obligations                   BB&T Prime Money Market
--------------------------------------------------------------------------------

         In consideration therefor, each BB&T Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding OVB Fund and transfer to the corresponding OVB Fund a number of full and fractional units of beneficial interest ("BB&T Shares"), such Shares being BB&T Class A or Trust Shares of the corresponding BB&T Fund having an aggregate net asset value equal to the value of all of the assets of each OVB Fund transferred to the corresponding BB&T Fund on such date less the value of all of the liabilities of each OVB Fund assumed by the corresponding BB&T Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

         (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each OVB Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the BB&T Shares received by it, each shareholder being entitled to receive that number of BB&T Shares equal to the proportion which the number of units of beneficial interest ("OVB Shares") of the OVB Fund held by such shareholder bears to the number of such OVB Shares of the OVB Fund outstanding on such date. OVB Fund shareholders of record holding OVB Class B Shares will receive BB&T Class A Shares; and OVB Fund shareholders of record holding OVB Class A Shares will receive BB&T Trust Shares.

AGREEMENT
---------

         BB&T and Arbor represent, warrant and agree as follows:

         1. REPRESENTATIONS AND WARRANTIES OF ARBOR. Each of Arbor and each OVB Fund represent and warrant to and agree with BB&T and each BB&T Fund that:

         (a) Arbor is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Arbor and each OVB Fund are not required to qualify as foreign associations in any jurisdiction where the failure to so qualify would have a material adverse effect on Arbor or the OVB Funds. Arbor and each OVB Fund have all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except for shareholder approval and as otherwise described in Section 1(l).

         (b) Arbor is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each OVB Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company through the Exchange Date. Each OVB Fund has been a regulated investment company under such sections of the Code at all times since its inception.

         (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each OVB Fund at and for the year ended January 31, 2001, such statements and schedules having been audited by PricewaterhouseCoopers LLP, independent accountants to Arbor, will be furnished to BB&T. Such statements of assets and liabilities and schedules of portfolio investments fairly present the financial position of each OVB Fund as of their respective dates and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with accounting principles generally accepted in the United States of America.

         (d) The prospectus of the OVB Funds dated May 31, 2001 (the "OVB Prospectus") and the Statement of Additional Information for the OVB Funds dated May 31, 2001 (the "OVB Statement of Additional Information") and on file with the Securities and Exchange Commission, which have been previously furnished to BB&T, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Arbor or any OVB Fund, overtly threatened against Arbor or any OVB Fund which assert liability on the part of Arbor or any OVB Fund.

         (f) There are no material contracts outstanding to which Arbor, with respect to the OVB Funds, or any OVB Fund is a party, other than as disclosed in the OVB Prospectus and the corresponding OVB Statement of Additional Information or in the Registration Statement and the Proxy Statement.

         (g) Neither Arbor, with respect to the OVB Funds, nor any OVB Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of January 31, 2001, and those incurred in the ordinary course of Arbor's business as an investment company since that date. Prior to the Exchange Date, Arbor will advise BB&T of all known material liabilities, contingent or otherwise, incurred by it, with respect to the OVB Funds, and each OVB Fund subsequent to January 31, 2001, whether or not incurred in the ordinary course of business.

         (h) As used in this Agreement, the term "Investments" shall mean each OVB Fund's investments shown on the schedule of its portfolio investments as of January 31, 2001, referred to in Section 1(c) hereof, as supplemented with such changes as Arbor or each OVB Fund shall make after January 31, 2001, which changes shall be disclosed to BB&T, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

         (i) Each OVB Fund has filed or will file all federal and other tax returns which, to the knowledge of Arbor's officers, are required to be filed by each OVB Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by each OVB Fund. To the best of such officers' knowledge, all tax liabilities of each OVB Fund have been adequately provided for on its books, and no tax deficiency or liability of any OVB Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 1(l), Arbor on behalf of each OVB Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each OVB Fund to be transferred to the corresponding BB&T Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, BB&T will, on behalf of each BB&T Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Arbor or an OVB Fund and, except as described in
Section 1(k), without any restrictions upon the transfer thereof.

         (k) Except as to Investments otherwise disclosed as unregistered securities pursuant to Section 1(h) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Arbor or BB&T.

         (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Arbor on behalf of the OVB Funds or any OVB Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

         (m) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by BB&T on Form N-14 relating to the BB&T Shares issuable hereunder, and the proxy statement of Arbor included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Arbor and the OVB Funds,
(i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by BB&T, insofar as it relates to Arbor and the OVB Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement, made in reliance upon or in conformity with information furnished by BB&T, or any BB&T Fund, for use in the Registration Statement, Prospectus, or Proxy Statement.

         (n) All of the issued and outstanding OVB Shares of each OVB Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

         (o) Each OVB Fund and Arbor through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with BB&T in completing each of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and (b) of this Agreement.

         2. REPRESENTATIONS AND WARRANTIES OF BB&T. Each of BB&T and each BB&T Fund jointly and severally represent and warrant to and agree with Arbor and each OVB Fund that:

         (a) BB&T is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. BB&T and each BB&T Fund are not required to qualify as foreign associations in any jurisdiction. BB&T and each BB&T Fund have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

         (b) BB&T is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each BB&T Fund that has had active operations prior to the Exchange Date, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its current tax year. Each BB&T Fund that has had actual operations prior to the Exchange Date has been a regulated investment company under such sections of the Code at all times since its inception. BB&T Mid Cap, BB&T Capital Appreciation, and BB&T West Virginia Intermediate Tax-Free , which have not had active operations prior to the Exchange Date, intend to qualify as regulated investment companies under Part I of Subchapter M of the Code.

         (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments for each BB&T Fund for the year ended September 30, 2000, such statements and schedules having been audited by KPMG LLP, independent accountants to BB&T, have been furnished to Arbor.

         (d) The prospectuses of the BB&T Funds dated February 1, 2001, (the "BB&T Prospectuses"), and the Statement of Additional Information for the BB&T Funds, dated February 1, 2001 (the "BB&T Statement of Additional Information") and on file with the Securities and Exchange Commission, which have been previously furnished to Arbor, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of BB&T or any BB&T Fund, overtly threatened against BB&T or any BB&T Fund which assert liability on the part of BB&T or any BB&T Fund.

         (f) There are no material contracts outstanding to which BB&T or any BB&T Fund is a party, other than as disclosed in the BB&T Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement.

         (g) Neither BB&T nor any BB&T Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of September 30, 2000, referred to above and those incurred in the ordinary course of the business of BB&T as an investment company or any BB&T Fund since such date. Prior to the Exchange Date, BB&T will advise Arbor of all known material liabilities, contingent or otherwise, incurred by it and each BB&T Fund subsequent to September 30, 2000, whether or not incurred in the ordinary course of business.

         (h) Each BB&T Fund has filed or will file all federal and other tax returns which, to the knowledge of BB&T's officers, are required to be filed by each BB&T Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by each BB&T Fund. To the best of such officers' knowledge, all tax liabilities of each BB&T Fund have been adequately provided for on its books, and no tax deficiency or liability of any BB&T Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by BB&T or any BB&T Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

         (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), BB&T on behalf of each BB&T Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each OVB Fund to be transferred to the corresponding BB&T Fund pursuant to this Agreement.

         (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to BB&T and the BB&T Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by BB&T or any BB&T Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Arbor or any OVB Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

         (l) BB&T Shares to be issued to each OVB Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by BB&T and no shareholder of BB&T will have any preemptive right of subscription or purchase in respect thereof.

         (m) The issuance of BB&T Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

         (n) Each of BB&T Intermediate Government and BB&T Prime Money Market, is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. BB&T Mid Cap, BB&T Capital Appreciation, and BB&T West Virginia Intermediate Tax-Free , upon filing of their first income tax returns at the completion of their first taxable year will elect to be regulated investment companies and until such time will take all steps necessary to ensure qualification as regulated investment companies under Sections 851 and 852 of the Code.

         (o) BB&T through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Arbor and each OVB Fund in completing each of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and
(b) of this Agreement.

         3. REORGANIZATION. (a) Subject to the requisite approval of the shareholders of each OVB Fund and to the other terms and conditions contained herein (including each OVB

Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Arbor and each OVB Fund agree to sell, assign, convey, transfer and deliver to the corresponding BB&T Fund, and each BB&T Fund agree to acquire from the corresponding OVB Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each OVB Fund in exchange for that number of BB&T Shares of the corresponding BB&T Fund provided for in Section 4 and the assumption by the corresponding BB&T Fund of all of the liabilities of the OVB Fund. Pursuant to this Agreement, such OVB Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the BB&T Shares received by it to its shareholders in exchange for their OVB Shares of such OVB Fund.

         (b) Arbor, on behalf of each OVB Fund, will pay or cause to be paid to the corresponding BB&T Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the BB&T Funds hereunder. Arbor, on behalf of each OVB Fund, will transfer to the corresponding BB&T Fund any rights, stock dividends or other securities received by Arbor or any OVB Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each BB&T Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the OVB Fund acquired by the corresponding BB&T Fund.

         4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, BB&T will deliver to Arbor a number of BB&T Shares having an aggregate net asset value equal to the value of the assets attributable to each class of OVB Shares of the corresponding OVB Fund acquired by each BB&T Fund, less the value of the liabilities of such OVB Fund assumed, determined as hereafter provided in this
Section 4.

         (a) Subject to Section 4(d) hereof, the value of each OVB Fund's net assets will be computed as of the Valuation Time using the valuation procedures for the corresponding BB&T Fund set forth in the BB&T Prospectuses and BB&T Statement of Additional Information. In no event shall the same security held by both an OVB Fund and BB&T be valued at different prices.

         (b) Subject to Section 4(d) hereof, the net asset value of a share of each BB&T Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the BB&T Prospectuses for the particular BB&T Fund.

         (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on July 20, 2001 for all of the OVB Funds, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

         (d) No formula will be used to adjust the net asset value of any OVB Fund or BB&T Fund to take into account differences in realized and unrealized gains and losses.

         (e) Each BB&T Fund shall issue its BB&T Shares to the corresponding OVB Fund on one share deposit receipt registered in the name of the corresponding OVB Fund. Each OVB Fund shall distribute in liquidation the BB&T Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to BB&T's transfer agent which will as soon as practicable set up open accounts for each OVB Fund shareholders in accordance with written instructions furnished by Arbor.

         (f) Each BB&T Fund shall assume all liabilities of the corresponding OVB Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding OVB Fund or otherwise, except that recourse for assumed liabilities relating to a particular OVB Fund will be limited to the corresponding BB&T Fund.

         5. EXPENSES, FEES, ETC. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by BB&T and Arbor of the transactions contemplated by this Agreement will be borne by BB&T Bank, including the costs of proxy materials, proxy solicitation, and legal expenses; PROVIDED, HOWEVER, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any BB&T Fund or any OVB Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

         (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Arbor being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Arbor's obligations referred to in Section 8(a) or Section 10), Arbor shall pay directly all reasonable fees and expenses incurred by BB&T in connection with such transactions, including, without limitation, legal, accounting and filing fees.

         (c) In the event the transactions contemplated by this Agreement are not consummated by reason of BB&T being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to BB&T's obligations referred to in Section 8(a) or Section 9), BB&T shall pay directly all reasonable fees and expenses incurred by Arbor in connection with such transactions, including without limitation legal, accounting and filing fees.

         (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) BB&T or Arbor being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Arbor's or BB&T's obligations referred to in Section 8(a), Section 9 or Section 10 of this Agreement, then each of Arbor and BB&T shall bear the expenses it has actually incurred in connection with such transactions.

         (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

         6. PERMITTED ASSETS. BB&T and Arbor agree to review the assets of the OVB Funds to ensure that at any time prior to the Exchange Date the assets of any OVB Fund do not include any assets that the corresponding BB&T Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any OVB Fund, is unsuitable for the corresponding BB&T Fund to acquire.

         7. EXCHANGE DATE. Delivery of the assets of the OVB Funds to be transferred, assumption of the liabilities of the OVB Funds to be assumed, and the delivery of BB&T Shares to be issued shall be made on July 23, 2001 at 10:00 a.m. or at such other times and dates agreed to by Arbor and BB&T, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

         8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Arbor agrees to call a special meeting of the shareholders of each OVB Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each OVB Fund to and the assumption of all of the liabilities of each OVB Fund by the corresponding BB&T Fund as herein provided, approving this Agreement, and authorizing the liquidation and dissolution of each OVB Fund, and, except as set forth in
Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the OVB Shares of each OVB Fund shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Arbor's Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

         (b) Arbor and each OVB Fund agree that the liquidation of each OVB Fund will be effected in the manner provided in Arbor's Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any BB&T Shares to the shareholders of an OVB Fund without first paying or adequately providing for the payment of all of such OVB Fund's known debts, obligations and liabilities.

         (c) Each of BB&T and Arbor will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

         9. CONDITIONS TO BB&T'S OBLIGATIONS. The obligations of BB&T and each BB&T Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been approved and the transactions contemplated hereby, including the liquidation of the OVB Funds, shall have been approved by the Arbor Fund's Board of Trustees and the shareholders of each OVB Fund in the manner required by law.

         (b) Arbor shall have furnished to BB&T a statement of each OVB Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Arbor's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any OVB Fund since January 31, 2001, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of OVB Shares of the OVB Funds, dividends paid or losses from operations.

         (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Arbor and each OVB Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Arbor and each OVB Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Arbor shall have furnished to BB&T a statement, dated the Exchange Date, signed by Arbor's President (or any Vice President) and Treasurer certifying those facts as of such dates.

         (d) Arbor shall have delivered to BB&T a letter from PricewaterhouseCoopers LLP dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of each OVB Fund for the tax year ended April 30, 2001 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of each OVB Fund for the periods covered thereby, or that each OVB Fund would not qualify as a regulated investment company for federal income tax purposes.

         (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (f) BB&T shall have received an opinion of Morgan, Lewis & Bockius LLP, in form reasonably satisfactory to BB&T and dated the Exchange Date, to the effect that (i) Arbor is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts, (ii) this Agreement has been duly authorized, executed, and delivered by Arbor on behalf of the OVB Funds and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by BB&T, is a valid and binding obligation of Arbor with respect to the OVB Funds, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to an OVB Fund and its assets, (iii) Arbor has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Arbor and each OVB Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to BB&T, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Arbor's Declaration of Trust and Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which Arbor, with respect to the OVB Funds, or any OVB Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Arbor's Declaration of Trust and Bylaws, such counsel may rely upon a certificate of an officer of Arbor whose responsibility it is to advise Arbor with respect to such matters, and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Arbor on behalf of the OVB Funds or any OVB Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to BB&T's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to BB&T.

                  (g) BB&T shall have received an opinion of Ropes & Gray, counsel to BB&T addressed to BB&T and each BB&T Fund, and to Arbor and each OVB Fund in form reasonably satisfactory to BB&T and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the BB&T Fund and the OVB Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the BB&T Fund upon the receipt of the assets of the OVB Fund in exchange for BB&T Shares and the assumption by the BB&T Fund of the liabilities of the OVB Fund; (iii) the basis in the hands of the BB&T Fund of the assets of the OVB Fund transferred to the BB&T Fund in a transaction will be the same as the basis of such assets in the hands of the OVB Fund immediately prior to the transfer;
(iv) the holding periods of the assets of the OVB Fund in the hands of the BB&T Fund will include the periods during which such assets were held by the OVB Fund; (v) no gain or loss will be recognized by the OVB Fund upon the transfer of the OVB Fund's assets to the BB&T Fund in exchange for BB&T Shares and the assumption by the BB&T Fund of the liabilities of the OVB Fund, or upon the distribution of BB&T Shares by the OVB Fund to its shareholders in liquidation;
(vi) no gain or loss will be recognized by the OVB Fund's shareholders upon the exchange of their OVB Shares for BB&T Shares; (vii) the aggregate basis of BB&T Shares an OVB Fund's shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her OVB Shares exchanged therefor; (viii) an OVB Fund shareholder's holding period for his or her BB&T Shares will be determined by including the period for which he or she held the OVB Shares exchanged therefor, provided that he or she held such OVB Shares as capital assets; and (ix) the BB&T Fund will succeed to and take into account the items of the OVB Fund described in Section 381(c) of the Code. The BB&T Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

         (h) Subject to the parties' compliance with Section 6 hereof, the assets of each OVB Fund to be acquired by the corresponding BB&T Fund will include no assets which the corresponding BB&T Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the BB&T Prospectuses in effect on the Exchange Date, may not properly acquire. BB&T shall not change the BB&T Declaration of Trust and the BB&T Prospectuses so as to restrict permitted investments for each BB&T Fund except as required by the Commission or any state regulatory authority.

         (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of BB&T, contemplated by the Commission and or any state regulatory authority.

         (j) All proceedings taken by Arbor in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to BB&T.

         (k) Prior to the Exchange Date, each OVB Fund (other than an OVB Fund that will combine with a BB&T Fund in a manner qualifying for treatment under
Section 368(a)(1)(F) of the Code) shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended January 31, 2001 and the short taxable year beginning February 1, 2001 and ending on the Exchange Date (computed without regard to any deduction for dividends paid), and all of the OVB Fund's net capital gain realized in its taxable year ended January 31, 2001 and the short taxable year beginning on February 1, 2001 and ending on the Exchange Date (after reduction for any capital loss carryover).

         (l) Arbor shall have furnished to BB&T a certificate, signed by the President (or any Vice President) and the Treasurer of Arbor, as to the tax cost to Arbor of the securities delivered to BB&T pursuant to this Agreement, together with any such other evidence as to such tax cost as BB&T may reasonably request.

         (m) OVB Funds' custodian shall have delivered to BB&T a certificate identifying all of the assets of each OVB Fund held by such custodian as of the Valuation Time.

         (n) OVB Funds' transfer agent shall have provided to BB&T's transfer agent (i) the originals or true copies of all of the records of each OVB Fund in the possession of such OVB transfer agent as of the Exchange Date, (ii) a record specifying the number of OVB Shares of each OVB Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such OVB Shares of each OVB Fund and the number of OVB Shares held of record by each such shareholder as of the Valuation Time. OVB's transfer agent shall also have provided BB&T with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

         (o) All of the issued and outstanding OVB Shares of each OVB Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Arbor or any OVB Fund or its transfer agent by BB&T or its agents shall have revealed otherwise, either (i) Arbor and each OVB Fund shall have taken all actions that in the reasonable opinion of BB&T are necessary to remedy any prior failure on the part of Arbor to have offered for sale and sold such OVB Shares in conformity with such laws or (ii) Arbor shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of BB&T in amounts sufficient and upon terms satisfactory, in the opinion of BB&T or its counsel, to indemnify BB&T against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Arbor to have offered and sold such OVB Shares in conformity with such laws.

         (p) BB&T shall have received from KPMG LLP a letter addressed to BB&T dated as of the Exchange Date reasonably satisfactory in form and substance to BB&T and Arbor to the effect that, on the basis of limited procedures agreed upon by BB&T and Arbor and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of each OVB Fund to be exchanged for the BB&T Shares have been determined in accordance with the valuation procedures for the corresponding BB&T Fund as set forth in the BB&T Prospectuses and Statement of Additional Information.

         (q) Arbor shall have duly executed and delivered to BB&T bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as BB&T may deem necessary or desirable to transfer all of Arbor's and each OVB Fund's entire right, title and interest in and to the Investments and all other assets of each OVB Fund.

         10. CONDITIONS TO ARBOR'S OBLIGATIONS. The obligations of Arbor and each OVB Fund hereunder shall be subject to the following conditions:

         (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation of the OVB Funds, shall have been approved by the Arbor Fund's Board of Trustees and the shareholders of each OVB Fund in the manner required by law.

         (b) BB&T shall have furnished to Arbor a statement of each BB&T Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on BB&T's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any BB&T Fund since September 30, 2000, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

         (c) BB&T shall have executed and delivered to Arbor an Assumption of Liabilities dated as of the Exchange Date pursuant to which each BB&T Fund will assume all of the liabilities of the corresponding OVB Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

         (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of BB&T and each BB&T Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, BB&T and each BB&T Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and BB&T shall have furnished to Arbor a statement, dated the Exchange Date, signed by BB&T's President (or any Vice President) and Treasurer certifying those facts as of such dates.

         (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (f) Arbor shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Arbor and dated the Exchange Date, to the effect that
(i) BB&T is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither BB&T nor any BB&T Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the BB&T Shares to be delivered to Arbor as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by BB&T and no shareholder of BB&T has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by BB&T and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Arbor, is a valid and binding obligation of BB&T, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate BB&T's Declaration of Trust, as amended, or Bylaws, or any provision of any agreement known to such counsel to which BB&T or any BB&T Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in BB&T's Declaration of Trust, as amended, Bylaws or then-current prospectus or statement of additional information of each BB&T Fund, such counsel may rely upon a certificate of an officer of BB&T whose responsibility it is to advise BB&T with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by BB&T or any BB&T Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Arbor's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

         (g) Arbor shall have received an opinion of Ropes & Gray addressed to Arbor and each OVB Fund in a form reasonably satisfactory to Arbor and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in
Section 9(g) of this Agreement.

         (h) All proceedings taken by BB&T in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Arbor.

         (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of BB&T, contemplated by the Commission or any state regulatory authority.

         (j) BB&T shall have purchased, for the benefit of the OVB Funds and all present and former Trustees and officers of the OVB Funds (collectively, the "Insureds") a so-called "run-off" or "extended reporting period" endorsement to [Insurance Company and Policy Number] (the "Policy") pursuant to which the Policy will be extended to cover all claims against any of the Insureds first made prior to September 1, 2004. BB&T shall, on or before the Exchange Date and from time to time upon request, provide each Trustee and officer of the OVB Funds a certificate evidencing such coverage.

         11. INDEMNIFICATION. (a) Arbor will indemnify and hold harmless BB&T, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Arbor or any OVB Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Arbor or any OVB Fund required to be stated therein or necessary to make the statements relating to Arbor or any OVB Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Arbor. The Indemnified Parties will notify Arbor in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Arbor shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Arbor elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Arbor's and the OVB Funds' obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the OVB Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

         (b) BB&T will indemnify and hold harmless Arbor, its trustees and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to BB&T or any BB&T Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to BB&T or any BB&T Fund required to be stated therein or necessary to make the statements relating to BB&T or any BB&T Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of BB&T. The Indemnified Parties will notify BB&T in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). BB&T shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if BB&T elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The BB&T Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the BB&T Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

         12. NO BROKER, ETC. Each of BB&T and Arbor represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

         13. TERMINATION. BB&T and Arbor may, by mutual consent of their respective trustees, terminate this Agreement, and BB&T or Arbor, after consultation with counsel and by consent of their respective trustees and trustees or an officer authorized by such trustees or trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by BB&T and Arbor.

         Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more OVB Funds but not all of the OVB Funds, BB&T and Arbor agree to consummate those transactions with respect to those OVB Funds that have approved this Agreement and those transactions.

         14. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         15. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

         16. BB&T AGREEMENT AND DECLARATION OF TRUST BB&T is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "BB&T Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of BB&T personally, but bind only the assets of BB&T and all persons dealing with any series or funds of BB&T, such as the BB&T Funds, must look solely to the assets of BB&T belonging to such series or funds for the enforcement of any claims against BB&T.

         17. ARBOR AGREEMENT AND DECLARATION OF TRUST The Arbor Fund is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "OVB Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Arbor personally, but bind only the assets of Arbor and all persons dealing with any series or funds of Arbor, such as the OVB Funds, must look solely to the assets of Arbor belonging to such series or funds for the enforcement of any claims against Arbor.

         This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.


                                            THE ARBOR FUNDS
                                            On Behalf of its OVB Family of Funds


                                            By:___________________________


                                            BB&T FUNDS
                                            On Behalf of its BB&T Funds



                                            By:___________________________

                                   APPENDIX B


                              BB&T FUNDS PROSPECTUS



                                   PROSPECTUS




                                  MAY 31, 2001


                        STOCK FUNDS
                          BB&T Capital Appreciation Fund
                          BB&T Mid Cap Value Fund

                        BOND FUNDS
                        TAXABLE BOND FUND
                          BB&T Intermediate U.S. Government Bond Fund

                        TAX-FREE BOND FUND
                          BB&T West Virginia Intermediate Tax-Free Fund

                         MONEY MARKET FUND
                          BB&T Prime Money Market Fund


                                  TRUST SHARES
                                 CLASS A SHARES
                                   PROSPECTUS

-----------------------------------------------------------  -------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED      QUESTIONS?
THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED        CALL 1-800-228-1872
WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE      OR YOUR INVESTMENT
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.               REPRESENTATIVE.
-----------------------------------------------------------  -------------------

                                TABLE OF CONTENTS

Carefully review this             Risk/Return Summary and Fund Expenses
important section, which
summarizes each Fund's            Stock Funds
investments, risks, past            0  Capital Appreciation Fund
performance, and fees.              0  Mid Cap Value Fund

                                  Bond Funds
                                    0  Intermediate U.S. Government Bond Fund
                                    0  West Virginia Intermediate Tax-Free Fund

                                  Money Market Fund
                                    0  Prime Money Market Fund

Review this section for           Investment Objectives, Policies and Risks
information on investment
strategies and their risks.       Stock Funds
                                    0  Capital Appreciation Fund
                                    0  Mid Cap Value Fund

                                  Bond Funds
                                    0  Intermediate U.S. Government Bond Fund
                                    0  West Virginia Intermediate Tax-Free Fund

                                  Money Market Fund
                                    0  Prime Money Market Fund

Review this section for           Fund Management
details on the people and           0  The Investment Adviser
organizations wh0 oversee the       0  The Investment Sub-Adviser
Funds.                              0  Portfoli0 Managers
                                    0  The Distributor and Administrator

Review this section for           Shareholder Information
details on how shares are           0  Choosing a Share Class
valued, how t0 purchase, sell       0  Pricing of Fund Shares
and exchange shares, related        0  Purchasing and Adding t0 Your Shares
charges and payments of             0  Selling Your Shares
dividends and distributions.        0  General Policies on Selling Shares
                                    0  Distribution Arrangements/Sales Charges
                                    0  Distribution and Service (12b-1) Fees
                                    0  Exchanging Your Shares
                                    0  Dividends, Distributions and Taxes
                                    0  Financial Highlights

                                  Back Cover
                                    0  Where t0 learn more about this Fund

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The Funds                                  BB&T Funds is a mutual fund family
                                           that offers different classes of
                                           shares in separate investment
                                           portfolios ("Funds"). The Funds have
                                           individual investment goals and
                                           strategies. This prospectus gives
                                           you important information about the
                                           Trust Shares and the Class A Shares
                                           of the Capital Appreciation Fund,
                                           Mid Cap Value Fund, Intermediate
                                           U.S. Government Bond Fund and Prime
                                           Money Market Fund that you should
                                           know before investing. Certain Funds
                                           also offer a third and fourth class
                                           of shares called Class B Shares and
                                           Class C Shares which are offered in
                                           a separate prospectus. Please read
                                           this prospectus and keep it for
                                           future reference.

                                           Each of the Funds in this prospectus
                                           is a mutual fund. A mutual fund
                                           pools shareholders' money and, using
                                           professional investment managers,
                                           invests it in securities like stocks
                                           and bonds. Before you look at
                                           specific Funds, you should know a
                                           few general basics about investing
                                           in mutual funds.

                                           The value of your investment in a
                                           Fund is based on the market prices
                                           of the securities the Fund holds.
                                           These prices change daily due to
                                           economic and other events that
                                           affect securities markets generally,
                                           as well as those that affect
                                           particular companies or government
                                           units. These price movements,
                                           sometimes called volatility, will
                                           vary depending on the types of
                                           securities a Fund owns and the
                                           markets where these securities
                                           trade.

                                           LIKE OTHER INVESTMENTS, YOU COULD
                                           LOSE MONEY ON YOUR INVESTMENT IN A
                                           FUND. YOUR INVESTMENT IN A FUND IS
                                           NOT A DEPOSIT OR AN OBLIGATION OF
                                           BRANCH BANKING AND TRUST COMPANY,
                                           BB&T CORPORATION, THEIR AFFILIATES,
                                           OR ANY BANK. IT IS NOT INSURED BY
                                           THE FDIC OR ANY GOVERNMENT AGENCY.

                                           Each Fund has its own investment
                                           goal and strategies for reaching
                                           that goal. However, it cannot be
                                           guaranteed that a Fund will achieve
                                           its goal. Before investing, make
                                           sure that the Fund's goal matches
                                           your own.

                                           The portfolio manager invests each
                                           Fund's assets in a way that the
                                           manager believes will help the Fund
                                           achieve its goal. A manager's
                                           judgments about the stock markets,
                                           economy and companies, or selecting
                                           investments may cause a Fund to
                                           underperform other funds with
                                           similar objectives.

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

STOCK FUNDS
                                           These Funds seek long-term capital
                                           appreciation, and in some cases
                                           current income, and invest primarily
                                           in equity and equity-related
                                           securities, principally common
                                           stocks.

Who May Want to Invest                     Consider investing in these Funds
                                           if you are:

                                           - seeking a long-term goal such as
                                             retirement
                                           - looking to add a growth component
                                             to your portfolio
                                           - willing to accept the risks of
                                             investing in the stock markets

                                           These Funds may not be appropriate
                                           if you are:

                                           - pursuing a short-term goal or
                                             investing emergency reserves
                                           - uncomfortable with an investment
                                             that will fluctuate in value

RISK/RETURN SUMMARY AND FUND EXPENSES

                         BB&T CAPITAL APPRECIATION FUND*

INVESTMENT OBJECTIVE                       The Fund long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES            To pursue this goal, the Fund invests
                                           primarily (at least 65% of its
                                           assets) in common stocks of U.S.
                                           companies with medium to large
                                           market capitalizations (in excess of
                                           $2 billion) that have an established
                                           record of growth and continue to
                                           present significant growth
                                           potential. In selecting investments
                                           for the Fund, the Adviser will
                                           consider growth factors such as a
                                           company's new products, changes in
                                           management, and business
                                           restructurings. The Adviser will
                                           also search for companies that have
                                           established records of earnings and
                                           sales growth over a period of at
                                           least three years that it believes
                                           are poised to meet or exceed these
                                           figures going forward. These
                                           companies generally will have lower
                                           amounts of long-term debt
                                           (representing less than 40% of the
                                           company's capitalization); have
                                           attractive price/earnings ratios in
                                           relation to a company's 3 to 5-year
                                           earnings per share growth rate; and
                                           have stock prices which have
                                           outperformed Standard & Poor's 500
                                           Composite Index (S&P 500) over the
                                           previous six months. The Adviser
                                           will attempt to avoid overweighting
                                           the Fund's position on any specific
                                           market sector (such as technology,
                                           consumer staples, etc.) beyond 150%
                                           of the weighting that sector has in
                                           the S&P 500.

                                           The Adviser may sell a stock if a
                                           company fails to meet earnings or
                                           revenue expectations or becomes
                                           overvalued (i.e., high
                                           price/earnings ratio relative to its
                                           earnings growth). The Adviser may
                                           also sell a stock to change the
                                           Fund's weighting in a particular
                                           company or industry sector, or if
                                           better opportunities are available.
                                           Due to its investment strategy, the
                                           Fund may buy and sell securities
                                           frequently. This may result in
                                           higher transaction costs and
                                           additional capital gains tax
                                           liabilities.

                                           The Fund may also invest in certain
                                           other equity securities description
                                           of the various securities in which
                                           the Fund may invest, please see the
                                           Additional Investment Strategies and
                                           Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS                 Your investment in the Fund may be
                                           subject to the following principal
                                           risks:

                                           MARKET RISK: The possibility that
                                           the Fund's stock holdings will
                                           decline in price because of a broad
                                           stock market decline. Markets
                                           generally move in cycles, with
                                           periods of rising prices followed by
                                           periods of falling prices. The value
                                           of your investment will tend to
                                           increase or decrease in response to
                                           these movements.

                                           INVESTMENT STYLE RISK: The
                                           possibility that the market segment
                                           on which this Fund focuses will
                                           underperform other kinds of
                                           investments or market averages.

                                           The Fund may trade securities
                                           actively, which could increase its
                                           transaction costs (thereby lowering
                                           its performance) and may increase
                                           the amount of taxes that you pay. If
                                           the Fund invests in securities with
                                           additional risks, its share price
                                           volatility accordingly could be
                                           greater and its performance lower.
                                           For more information about these
                                           risks, please see the Additional
                                           Investment Strategies and Risks on
                                           page __.

 (*) As of the date of this Prospectus, the Fund had not commenced operations.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the Capital Appreciation Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES

As an investor in the Capital               Shareholder
Appreciation Fund, you will pay the         Transaction
following fees and expenses when you        Expenses (fees
buy and hold shares.  Shareholder           paid by you            TRUST SHARES         CLASS A SHARES
transaction fees are paid from your         directly)(1)
account.  Annual Fund operating
expenses are paid out of Fund assets,
and are reflected in the share price.
                                            Maximum Sales
                                            Charge (load)
                                            on Purchases           None                 5.75%(2)
                                            ---------------------- -------------------- ---------------------- ------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None                 None

                                            Redemption Fee(3)      0%                   0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES         CLASS A SHARES
                                            ---------------------- -------------------- ---------------------- ------------------

                                            Management Fee         0.74%                0.74%
                                            ---------------------- -------------------- ---------------------- ------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.00%                0.25%
                                            ---------------------- -------------------- ---------------------- ------------------
                                            Other Expenses(4)      0.46%                0.46%
                                            ---------------------- -------------------- ---------------------- ------------------
                                            Total Fund
                                            Operating Expenses     1.20%                1.45%
                                            ---------------------- -------------------- ---------------------- ------------------

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.
(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."
(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4) Other expenses are based on estimated amounts for the current fiscal year.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH PERIOD
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES

BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

        CAPITAL APPRECIATION FUND       1        3
                                       Year    Years
     Trust Shares

                                       $122     $381
     -------------------------------- ------- ---------


             Class A Shares            $714    $1,007
     -------------------------------- ------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------------------------------------------------

                            BB&T MID CAP VALUE FUND*

INVESTMENT                                 OBJECTIVE The Fund seeks current
                                           income, with a secondary goal of
                                           moderate capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES            To pursue this goal, the Fund invests
                                           primarily in domestically traded
                                           U.S. common stocks of large U.S.
                                           companies whose capitalization is
                                           within the range of those companies
                                           in the Russell Mid Cap Value Index
                                           as well as American Depository
                                           Receipts ("ADRs"). In managing the
                                           Fund, the portfolio manager attempts
                                           to diversify across different
                                           economic sectors selecting those
                                           stocks that he believes are
                                           undervalued and have a favorable
                                           outlook. In choosing individual
                                           stocks the portfolio manager uses a
                                           quantitative process to examine the
                                           value, growth and momentum
                                           characteristics of a particular
                                           issuer. While some stocks may be
                                           purchased primarily for income, most
                                           stocks will be purchased for capital
                                           appreciation. The portfolio manager
                                           will favor stocks of issuers which
                                           over a five-year period have
                                           achieved cumulative income in excess
                                           of the cumulative dividends paid to
                                           shareholders. The Fund may also
                                           invest in certain other equity
                                           securities in addition to those
                                           described above. For a more complete
                                           description of the various
                                           securities in which the Fund may
                                           invest, please see the Additional
                                           Investment Strategies and Risks on
                                           page __ or consult the Statement of
                                           Additional information ("SAI").


PRINCIPAL INVESTMENT RISKS                 Your investment in the Fund may be
                                           subject to the following principal
                                           risks:

                                           MARKET RISK: The possibility that
                                           the Fund's stock holdings will
                                           decline in price because of a broad
                                           stock market decline. Markets
                                           generally move in cycles, with
                                           periods of rising prices followed by
                                           periods of falling prices. The value
                                           of your investment will tend to
                                           increase or decrease in response to
                                           these movements.

                                           INVESTMENT STYLE RISK: The
                                           possibility that the market segment
                                           on which this Fund focuses - mid cap
                                           value stocks - will underperform
                                           other kinds of investments or market
                                           averages.

                                           The Fund may trade securities
                                           actively, which could increase its
                                           transaction costs (thereby lowering
                                           its performance) and may increase
                                           the amount of taxes that you pay. If
                                           the Fund invests in securities with
                                           additional risks, its share price
                                           volatility accordingly could be
                                           greater and its performance lower.
                                           For more information about these
                                           risks, please see the Additional
                                           Investment Strategies and Risks on
                                           page __.

(*) As of the date of this Prospectus, the Fund had not commenced operations.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the Mid Cap Value Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES

As an investor in the Mid Cap Value         Shareholder
Fund, you will pay the following fees       Transaction
and expenses when you buy and hold          Expenses (fees
shares.  Shareholder transaction fees       paid by you
are paid from your account.  Annual         directly)(1)           TRUST SHARES         CLASS A SHARES
Fund operating expenses are paid out
of Fund assets, and are reflected in
the share price.
                                            Maximum Sales
                                            Charge (load)
                                            on Purchases           None                 5.75%(2)
                                            ---------------------- -------------------- -----------------------

                                            Maximum Deferred
                                            Sales Charge (load)    None                 None

                                            Redemption Fee(3)      0%                   0%


                                            Annual Fund
                                            Operating
                                            Expenses
                                            (fees paid from
                                            Fund assets)           TRUST SHARES         CLASS A SHARES
                                            ---------------------- -------------------- -----------------------

                                            Management Fee         0.74%                0.74%
                                            ---------------------- -------------------- -----------------------
                                            Distribution and
                                            Service (12b-1) Fee    0.0%                 0.25%
                                            ---------------------- -------------------- -----------------------
                                            Other Expenses(4)      0.54%                0.54%
                                            ---------------------- -------------------- -----------------------
                                            Total Fund
                                            Operating Expenses     1.28%                1.53%
                                            ---------------------- -------------------- -----------------------

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.
(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."
(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(4) Other expenses are based on estimated amounts for the current fiscal year.

RISK/RETURN SUMMARY AND FUND EXPENSES

     EXPENSE EXAMPLE

     USE THE TABLE AT RIGHT TO
     COMPARE FEES AND EXPENSES WITH
     THOSE OF OTHER FUNDS.  IT
     ILLUSTRATES THE AMOUNT OF FEES
     AND EXPENSES YOU WOULD PAY,
     ASSUMING THE FOLLOWING:
       -  $10,000 INVESTMENT
       -  5% ANNUAL RETURN
       -  REDEMPTION AT THE END OF
          EACH PERIOD
       -  NO CHANGES IN THE FUND'S
          OPERATING EXPENSES
     BECAUSE THIS EXAMPLE IS
     HYPOTHETICAL AND FOR
     COMPARISON ONLY, YOUR ACTUAL
     COSTS WILL BE DIFFERENT.





MIDCAP VALUE  FUND               1          3

                                Year       Years
Trust Shares

                                $130        $406
----------------------------- ---------- -----------

Class A Shares                  $722       $1,031
----------------------------- ---------- -----------

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

BOND FUNDS

Taxable Bond Fund                          The Intermediate U.S. Government Bond
                                           Fund seeks current income consistent
                                           with the preservation of capital and
                                           invest primarily in fixed income
                                           securities, such as U.S. government
                                           securities, or bank and commercial
                                           obligations.

Who May Want to Invest                     Consider investing in this Fund if
                                           you are:

                                           - looking to add a monthly income
                                             component to your portfolio
                                           - willing to accept the risks of
                                             price and dividend fluctuations

                                           This Fund may not be appropriate if
                                           you are:

                                           - investing emergency reserves
                                           - uncomfortable with an investment
                                             that will fluctuate in value

Tax-Free Bond Fund                         The West Virginia Intermediate Tax-
                                           Free Fund seeks tax-exempt income and
                                           invests primarily in municipal
                                           securities which are exempt from
                                           federal and West Virginia income
                                           taxes.

Who May Want to Invest                     Consider investing in this Fund if
                                           you are:

                                           - looking to add a monthly income
                                             component to your portfolio.
                                           - seeking monthly federal and West
                                             Virginia tax-exempt dividends
                                           - willing to accept the risks of
                                             price and dividend fluctuations

                                           This Fund may not be appropriate if
                                           you are:

                                           - investing through a tax-exempt
                                             retirement plan
                                           - uncomfortable with an investment
                                             that will fluctuate in value
                                           - investing emergency reserves

RISK/RETURN SUMMARY AND FUND EXPENSES

================================================================================

                   BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE                        The Fund seeks current income
                                            consistent with the preservation of
                                            capital.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in securities
                                            issued or guaranteed by the U.S.
                                            Government or its agencies or
                                            instrumentalities ("U.S. Government
                                            Securities"), some of which may be
                                            subject to repurchase agreements, or
                                            in "high grade" (rated at the time
                                            of purchase in one of the three
                                            highest rating categories by an
                                            NRSRO or are determined by the
                                            portfolio manager to be of
                                            comparable quality) collateralized
                                            mortgage obligations ("CMOs"). The
                                            Fund may also invest in short-term
                                            obligations, commercial bonds and
                                            the shares of other investment
                                            companies. The duration range of the
                                            Fund will be from 3.5 to 7.0.

                                            In managing the portfolio, the
                                            manager uses a "top down" investment
                                            management approach focusing on
                                            allocation among sectors, interest
                                            rate risk, credit risk, and
                                            individual securities selection. The
                                            manager sets and continually
                                            adjusts, a target for the interest
                                            rate sensitivity of the Fund's
                                            holdings based upon expectations
                                            about interest rates and other
                                            economic factors. The manager then
                                            selects individual securities
                                            consistent with the target by
                                            looking for the best relative values
                                            within particular sectors.

                                            The Fund may also invest in certain
                                            other debt securities in addition to
                                            those described above. For a more
                                            complete description of the various
                                            securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term bonds and low for
                                            shorter-term bonds.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            PREPAYMENT/CALL RISK: If a
                                            significant number of the mortgages
                                            underlying a mortgage-backed bond
                                            are refinanced, the bond may be
                                            "prepaid." Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call" - or repay -
                                            higher-yielding bonds before their
                                            stated maturity date. In both cases,
                                            investors receive their principal
                                            back and are typically forced to
                                            reinvest it in bonds that pay lower
                                            interest rates. Rapid changes in
                                            prepayment and call rates can
                                            cause bond prices and yields to be
                                            volatile.

                                            ESTIMATED MATURITY RISK: The
                                            possibility that an underlying
                                            mortgage holder will exercise its
                                            right to pay principal on an
                                            obligation (such as mortgage-related
                                            securities) later than expected.
                                            This may happen when there is a rise
                                            in interest rates. These events may
                                            lengthen the duration (i.e. interest
                                            rate sensitivity) and potentially
                                            reduce the value of these
                                            securities.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating the greater its
                                            credit risk.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page __.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------
The chart and table on this page show how the Intermediate U.S. Government
Bond Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance over eight years to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the Merrill Lynch 5-10 Year U.S. Government Index, an unmanaged index generally representative of the total return of government bonds with maturities between 5 and 10 years. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class A Shares will differ from the Trust Share returns shown in the bar chart because of differences in expenses of each class.



  Performance Bar Chart and Table


  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)





  10.19%  -4.00%  18.09%  1.70%   8.59%    9.58%    -2.28%    _12.17%
  ------  ------  ------  -----   -----    -----    ------    -------
   1993    1994    1995   1996     1997     1998      1999      2000








  The performance information shown above is based on a calendar year

           Best  quarter:     6.50%    6/30/95
           Worst quarter:    -3.24%    3/31/94




     AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2000)(1)


                                                                        1 YEAR      5 YEARS     SINCE INCEPTION
TRUST SHARES                                                                                       10/9/92

    INTERMEDIATE U.S. GOVERNMENT BOND FUND                               12.17%        5.81%       6.35%
    Merrill Lynch 5-10 Year U.S. Government Bond Index                   13.99%        6.53%       7.43%

CLASS A SHARES (with 5.75% sales charge)                                                          10/9/92

    INTERMEDIATE U.S. GOVERNMENT BOND FUND                                5.35%        4.29%       5.32%
    Merrill Lynch 5-10 Year U.S. Government Index                        13.99%        6.53%       7.43%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------
As an investor in the Intermediate U.S. Government Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


  Shareholder
  Transaction
  Expenses (fees
  paid by you
  directly)(1)            TRUST SHARES         CLASS A SHARES


  Maximum Sales
  Charge (load)
  on Purchases            None                 5.75%(2)
  ----------------------- -------------------- ---------------------

  Maximum Deferred

  Sales Charge (load)     None                 None

  Redemption Fee(3)       0%                   0%


  Annual Fund
  Operating
  Expenses
  (fees paid from
  Fund assets)            TRUST SHARES         CLASS A SHARES
  ----------------------- -------------------- ---------------------

  Management Fee(4)       0.60%                0.60%
  ----------------------- -------------------- ---------------------
  Distribution and
  Service (12b-1) Fee(4)   0.0%                0.50%
  ----------------------- -------------------- ---------------------
  Other Expenses          0.33%                0.33%
  ----------------------- -------------------- ---------------------
  Total Fund
  Operating Expenses(4)   0.93%                1.43%
  ----------------------- -------------------- ---------------------


(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Trust Shares, 0.83%; Class A Shares, 1.08%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:

    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH PERIOD
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES

BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     INTERMEDIATE U.S. GOVERNMENT       1        3          5         10
     BOND FUND                         Year    Years      Years     Years

              TRUST SHARES             $ 95    $  296    $  515     $1,143

             CLASS A SHARES            $712    $1,001    $1,312     $2,190

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

                 BB&T WEST VIRGINIA INTERMEDIATE TAX-FREE FUND*

INVESTMENT OBJECTIVE                        The Fund seeks current income
                                            exempt from federal and West
                                            Virginia income taxes consistent
                                            with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests primarily in municipal
                                            securities of West Virginia and its
                                            political subdivisions that provide
                                            income exempt from both federal
                                            personal income tax and West
                                            Virginia personal income tax. The
                                            Fund invests in West Virginia
                                            municipal securities only if they
                                            are "investment grade" (rated at the
                                            time of purchase in one of the four
                                            highest rating categories by an
                                            NRSRO, or are determined by the
                                            portfolio manager to be of
                                            comparable quality). The Fund will
                                            maintain an average duration of 3.5
                                            to 8. The Fund will maintain at
                                            least 80% invested in securities
                                            exempt from West Virginia personal
                                            income tax.

                                            In managing the Fund's portfolio,
                                            the manager uses a "top down"
                                            investment management approach
                                            focusing on interest rates and
                                            credit quality. The manager sets,
                                            and continually adjusts, a target
                                            for the interest rate sensitivity of
                                            the Fund's portfolio based on
                                            expectations about interest rate
                                            movements. The manager then selects
                                            securities consistent with this
                                            target based on their individual
                                            characteristics.

                                            The Fund is non-diversified and,
                                            therefore, may concentrate its
                                            investments in a limited number of
                                            issuers. The Fund may also invest in
                                            certain other debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term bonds and low for
                                            shorter-term bonds.

                                            STATE SPECIFIC RISK: By
                                            concentrating its investments in
                                            securities issued by West Virginia
                                            and its political subdivisions, the
                                            Fund may be more vulnerable to
                                            unfavorable developments in West
                                            Virginia than funds that are more
                                            geographically diversified.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities, such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            NON-DIVERSIFIED RISK: Because the
                                            Fund is non-diversified, it may
                                            invest a greater percentage of its
                                            assets in a particular issuer
                                            compared
                                            with other funds. Accordingly, the
                                            Fund's portfolio may be more
                                            sensitive to changes in the market
                                            value of a single issuer or
                                            industry.

                                            CALL RISK: Call risk is the
                                            possibility that, during periods of
                                            declining interest rates, a bond
                                            issuer will "call"--or
                                            repay--higher-yielding bonds before
                                            their stated maturity date. As a
                                            result, investors receive their
                                            principal back and are typically
                                            forced to reinvest it in bonds that
                                            pay lower interest rates. Rapid
                                            changes in call rates can cause bond
                                            prices and yields to be volatile.

                                            ESTIMATED MATURITY RISK: The
                                            possibility that an underlying
                                            mortgage holder will exercise its
                                            right to pay principal on an
                                            obligation (such as mortgage-related
                                            securities) later than expected.
                                            This may happen when there is a rise
                                            in interest rates. These events may
                                            lengthen the duration (i.e. interest
                                            rate sensitivity) and potentially
                                            reduce the value of these
                                            securities.

                                            INCOME RISK: The possibility that
                                            the Fund's income will decline due
                                            to a decrease in interest rates.
                                            Income risk is generally high for
                                            shorter-term bonds and low for
                                            longer-term bonds.

                                            If the Fund invests in securities
                                            with additional risks, its share
                                            price volatility accordingly could
                                            be greater and its performance
                                            lower. For more information about
                                            these risks, please see the
                                            Additional Investment Strategies and
                                            Risks on page __.

(*) As of the date of this Prospectus, the Fund had not commenced operations.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the West Virginia Intermediate Tax-Free Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
-----------------
As an investor in the West Virginia Intermediate Tax-Free Fund, you will pay the following fees and expenses when you buy and hold shares.
Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


   Shareholder
   Transaction
   Expenses (fees
   paid by you
   directly)(1)               TRUST SHARES        CLASS A SHARES

   Maximum Sales
   Charge (load)
   on Purchases             None                3.00%(2)
   ------------------------ ------------------- -------------------------

   Maximum Deferred

   Sales Charge (load)      None                None

   Redemption Fee(3)          0%                  0%


   Annual Fund
   Operating
   Expenses
   (fees paid from
   Fund assets)             TRUST SHARES        CLASS A SHARES
   ------------------------ ------------------- -------------------------

   Management Fee            0.45%               0.45%
   ------------------------ ------------------- -------------------------
   Distribution and
   Service (12b-1) Fee       0.00%               0.25%
   ------------------------ ------------------- -------------------------
   Other Expenses(4)         0.35%               0.35%
   ------------------------ ------------------- -------------------------
   Total Fund
   Operating Expenses        0.80%               1.05%
   ------------------------ ------------------- -------------------------


(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(4) Other expenses are based on estimated amounts for the current fiscal year.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE
---------------
USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:

    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH PERIOD
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES

BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

     WEST VIRGINIA INTERMEDIATE       1       3
     TAX-FREE FUND                    Year    Years

     Trust Shares                     $ 82    $255

     Class A Shares                   $404    $624

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
================================================================================


                                MONEY MARKET FUND

                                            This Fund seeks current income with
                                            liquidity and stability of principal
                                            by investing primarily in short-term
                                            debt securities. The Fund seeks to
                                            maintain a stable price of $1.00 per
                                            share.

Who May Want to Invest                      Consider investing in this Fund if
                                            you are:

                                             -  seeking preservation of capital
                                             -  investing short-term reserves
                                             -  willing to accept lower potentia
                                                returns in exchange for a higher
                                                degree of safety

                                            This Fund may not be appropriate if
                                            you are:

                                             -  seeking high total return
                                             -  pursuing a long-term goal or
                                                investing for retirement

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================


                          BB&T PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks to provide as high a
                                            level of current interest income as
                                            is consistent with maintaining
                                            liquidity and stability of
                                            principal.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests only in U.S.
                                            dollar-denominated, "high-quality"
                                            short-term debt securities,
                                            including the following:

                                            -          Obligations issued or
                                                       supported by the credit
                                                       of U.S. or foreign banks
                                                       or savings institutions
                                                       with total assets in
                                                       excess of $1 billion
                                                       (including obligations of
                                                       foreign branches of such
                                                       banks);

                                            -          High quality commercial
                                                       paper and other
                                                       obligations issued or
                                                       guaranteed by U.S. and
                                                       foreign corporations and
                                                       other issuers;

                                            -          Asset-backed securities;

                                            -          Securities issued or
                                                       guaranteed as to
                                                       principal and interest by
                                                       the U.S. Government or by
                                                       its agencies or
                                                       instrumentalities and
                                                       related custodial
                                                       receipts;

                                            -          Securities issued or
                                                       guaranteed by foreign
                                                       governments or their
                                                       political subdivisions,
                                                       agencies or
                                                       instrumentalities;

                                            -          Guaranteed investment
                                                       contracts issued by
                                                       highly-rated U.S.
                                                       insurance companies;

                                            -          Securities issued or
                                                       guaranteed by state or
                                                       local government bodies;
                                                       and

                                            -          Repurchase agreements
                                                       relating to the above
                                                       instruments.

                                            "High-quality" debt securities are
                                            those obligations which, at the time
                                            of purchase, (i) possess one of the
                                            two highest short-term ratings from
                                            at least two NRSROs (for example,
                                            commercial paper rated "A-1" or
                                            "A-2" by Standard & Poor's
                                            Corporation and "P-1" or "P-2" by
                                            Moody's Investors Service, Inc.); or
                                            (ii) are single rated and have
                                            received one of the two highest
                                            short-term ratings by an NRSRO; or
                                            (iii) if unrated, are determined by
                                            the Sub-Adviser to be of comparable
                                            quality.

                                            When selecting securities for the
                                            Fund's portfolio, the manager first
                                            considers safety of principal and
                                            the quality of an investment. The
                                            manager then focuses on generating a
                                            high-level of income. The manager
                                            generally evaluates investments
                                            based on interest rate sensitivity
                                            selecting those securities whose
                                            maturities fit the Fund's interest
                                            rate sensitivity target and which
                                            the manager believes to be the best
                                            relative values.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less.

                                            For a more complete description of
                                            the securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page __ or consult the SAI.

PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:


                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates or that
                                            the Fund's yield will decrease due
                                            to a decrease in interest rates.
                                            Interest rate risk is generally high
                                            for longer-term debt securities and
                                            low for shorter-term debt
                                            securities.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page __.

                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------
The chart and table on this page show how the Prime Money Market Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance over three years to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.



The returns for Class A Shares will differ from the Trust Share returns shown in the bar chart because of differences in expenses of each class.

    Performance Bar Chart and Table

    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)





    5.14%    4.75%    6.00%
    -----    -----    ----
    1998     1999     2000





    The performance information shown above is based on a calendar year.


             Best  quarter:    1.56%    12/31/00
             Worst quarter:    1.11%     6/30/99





    AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2000)(1)



                                          1 YEAR           SINCE INCEPTION
TRUST SHARES                                                    10/1/97
    PRIME MONEY MARKET FUND               6.00%                 5.30%
CLASS A SHARES
    PRIME MONEY MARKET FUND               5.61%                 4.98%


(1)  Both charts assume reinvestment of dividends and distributions.

As of December 31, 2000, the Fund's 7-day yield for Trust Shares and Class A Shares was 5.62% and 5.22%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 5.47% and 4.97%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES
-----------------

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


  Shareholder
  Transaction
  Expenses (fees
  paid by you
  directly)(1)               TRUST SHARES        CLASS A SHARES

  Maximum Sales
  Charge (load)
  on Purchases             None                None
  ------------------------ ------------------- ------------------------

  Maximum Deferred
  Sales Charge (load)      None                None

  Redemption Fee(2)          0%                  0%


  Annual Fund
  Operating
  Expenses
  (fees paid from
  Fund assets)             TRUST SHARES        CLASS A SHARES
  ------------------------ ------------------- ------------------------

  Management Fee(3)          0.40%               0.40%
  ------------------------ ------------------- ------------------------
  Distribution and
  Service (12b-1) Fee(3)     0.00%               0.50%
  ------------------------ ------------------- ------------------------
  Other Expenses(3)          0.40%               0.40%
  ------------------------ ------------------- ------------------------
  Total Fund
  Operating Expenses(3)      0.80%               1.30%
  ------------------------ ------------------- ------------------------


(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A are expected to be limited to 0.37% and other expenses are expected to be limited to 0.33% for each class. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Trust Shares, 0.63% and Class A Shares, 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------
EXPENSE EXAMPLE
---------------

USE THE TABLE AT RIGHT TO COMPARE
FEES AND EXPENSES WITH THOSE OF OTHER
FUNDS.  IT ILLUSTRATES THE AMOUNT OF
FEES AND EXPENSES YOU WOULD PAY,
ASSUMING THE FOLLOWING:

    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH
      PERIOD
    - NO CHANGES IN THE FUND'S
      OPERATING EXPENSES

BECAUSE THIS EXAMPLE IS HYPOTHETICAL
 AND FOR COMPARISON ONLY, YOUR
 ACTUAL COSTS
WILL BE DIFFERENT.



PRIME MONEY MARKET FUND       1          3          5          10
                            Year       Years      Years       Years

      TRUST SHARES           $82       $255       $444        $990

------------------------- ---------- ---------- ---------- ------------

     CLASS A SHARES         $132       $412       $713       $1,568
------------------------- ---------- ---------- ---------- ------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

STOCK FUNDS
-----------

CAPITAL APPRECIATION FUND -- The Capital Appreciation Fund will, under normal market conditions, invest at least 65% of its total assets in common stocks, warrants to purchase common stocks, debt securities convertible to common stocks, preferred stocks convertible to common stocks and interests in investment trusts, such as Diamonds and SPDRs (together, "Equity Securities") of U.S. and foreign issuers. Equity Securities of foreign issuers may include ADRs. Any assets not invested in Equity Securities may be invested in money market instruments. The Adviser will generally select for the Fund securities of large-and medium-sized companies that have exhibited an established record of growth and that, in the Adviser's opinion, will continue to present significant growth potential. Such companies generally have market capitalizations in excess of $2 billion, and annual revenues in excess of $500 million. The Adviser may also seek to increase potential returns by identifying "niche" companies in diverse industries and by identifying demographic, economic, and political trends that will provide future investment opportunities. The Adviser may consider factors such as an issuer's development (or potential for development) of new products, any new management, or any business restructuring, and may also consider the potential for increased institutional ownership. The Adviser may, but will not necessarily, consider dividend income when selecting Equity Securities for the Fund.

All of the Equity Securities in which the Fund invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

MID CAP VALUE FUND -- The Mid Cap Value Fund will, under normal market conditions, invest at least 65% of its total assets in dividend-paying common stocks, preferred stocks, and preferred stocks and debt securities convertible into common stock of U.S. and foreign issuers. These equity securities may include American Depositary Receipts ("ADRs") and interests of investment trusts, such as "Diamonds" and "SPDRs."

Any remaining assets may be invested in the following securities, but only if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by the Adviser: (i) U.S. Government securities
(ii) mortgage-backed securities rated in one of the four highest rating categories, (iii) asset-backed securities rated in one of the four highest rating categories, (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories, (v) money market instruments, (vi) warrants and rights to purchase common stocks and (vii) shares of other investment companies.

The Fund may purchase securities that do not pay current dividends but which offer prospects for growth of capital and future income. The Fund is not subject to any maturity restrictions on its investment in non-money market instruments.

The Adviser will generally select for the Portfolio, securities of companies with market capitalizations in excess of $5 billion that provide a level of income which is greater than the average income provided by the Russell Mid Cap(R) Value Index.

All of the equity securities in which the Portfolio invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

ALL STOCK FUNDS: FOREIGN SECURITIES - Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

BOND FUNDS

INTERMEDIATE U.S. GOVERNMENT BOND FUND - The Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

Mortgage-related securities purchased by the Fund will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Adviser.

WEST VIRGINIA INTERMEDIATE TAX-FREE FUND -- Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of West Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("West Virginia Tax-Exempt Obligations").

The Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, determined to be of comparable quality.

The Fund may invest up to 10% of its total assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

ALL BOND FUNDS: PORTFOLIO MATURITY - Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.

MONEY MARKET FUND
------------------

PRIME MONEY MARKET FUND - The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

ALL STOCK FUNDS AND BOND FUNDS
------------------------------

TEMPORARY DEFENSIVE MEASURES - If deemed appropriate under the circumstances, each Stock Fund and Bond Fund may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, each Stock Fund and the Taxable Bond Funds will limit its investment in short-term obligations to 35% of its total assets.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes only the principal securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

FUND NAME                                                  FUND CODE

Capital Appreciation Fund                                     1
Mid Cap Value Fund                                            2
West Virginia Intermediate Tax-Free Fund                      3
Intermediate U.S. Government Bond Fund                        4
Prime Money Market Fund                                       5


                           INSTRUMENT                                     FUND CODE         RISK TYPE
                           ----------                                     ---------         ---------
AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign shares of             1-3            Market
a company held by a U.S. bank that issues a receipt evidencing                              Political
ownership.                                                                                  Foreign Investment

ASSET-BACKED SECURITIES: Securities secured by company                       1-5            Pre-payment
receivables, home equity loans, truck and auto loans, leases,                               Market
credit card receivables and other securities backed by other                                Credit
types of receivables or other assets.                                                       Interest Rate
                                                                                            Regulatory
                                                                                            Liquidity
                                                                                            Estimated Maturity

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on            1-3, 5           Credit
and accepted by a commercial bank.  Maturities are generally six                            Liquidity
months or less.                                                                             Market
                                                                                            Interest Rate

BONDS:  Interest-bearing or discounted government or corporate              4, 5            Market
securities that obligate the issuer to pay the bondholder a                                 Credit
specified sum of money, usually at  specific intervals, and t-                              Interest Rate
repay the principal amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer the right t-            1, 2            Management
buy, and obligates the seller of the option to sell, a security                             Liquidity
at a specified price. A put option gives the buyer the right t-                             Credit
sell, and obligates the seller of the option to buy a security                              Market
at a specified price.  The Funds will sell only covered call and                            Leverage
secured put options.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated              1-3, 5           Market
maturity.                                                                                   Credit
                                                                                            Liquidity
                                                                                            Interest Rate

COMMERCIAL PAPER: Secured and unsecured short-term promissory              1-3, 5           Credit
notes issued by corporations and other entities. Maturities                                 Liquidity
generally vary from a few days to nine months.                                              Market
                                                                                            Interest Rate

COMMON STOCK: Shares of ownership of a company.                             1, 2            Market
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert t-             1-3            Market
common stock.                                                                               Credit

DERIVATIVES:  Instruments whose value is derived from an                     1-4            Management
underlying contract, index or security, or any combination                                  Market
thereof, including futures, options (e.g., put and calls),                                  Credit
options on futures, swap agreements, and some mortgage-backed                               Liquidity
securities.                                                                                 Leverage
                                                                                            Interest Rate

FOREIGN SECURITIES: Stocks issued by foreign companies, as well               5             Market
as commercial paper of foreign issuers and obligations of                                   Political
foreign banks, overseas branches of U.S. banks and supranational                            Liquidity
entities.                                                                                   Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing for the future             1-3            Management
sale and purchase of a specified amount of a specified security,                            Market
class of securities, or an index at a specified time in the                                 Credit
future and at a specified price.                                                            Liquidity
                                                                                            Leverage

INDEX-BASED SECURITIES:  Index-based securities such as Standard            1, 2            Market
& Poor's Depository Receipts ("SPDRs") and NASDAQ-100 Index
Tracking Stock ("NASDAQ 100s"), represent ownership in a
long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend
yield of an index, such as the S&P 500 Index or the NASDAQ-100 Index.
Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of investment companies.               1-5            Market
A Fund (except the U.S. Treasury Fund and the Funds of Funds)
may invest up to 5% of its assets in the shares of any one
registered investment company, but may not own more than 3% of the securities of any one registered investment company or
invest more than 10% of its assets in the securities of other registered investment companies.  These registered investment companies may include money market funds of BB&T Funds and
shares of

other registered investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor. The Money
Market Funds may only invest in shares of other investment companies with similar objectives.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real                  1-5             Pre-payment
estate loans and pools of loans.  These include collateralized                                Market
mortgage obligations and real estate mortgage investment                                      Credit
conduits.                                                                                     Regulatory
                                                                                              Estimated Maturity

MUNICIPAL SECURITIES: Securities issued by a state or political             1-3, 5            Market
subdivision to obtain funds for various public purposes.                                      Credit
Municipal securities include industrial development bonds and                                 Political
other private activity bonds, as well as general obligation                                   Tax
bonds, revenue bonds, tax anticipation notes, bond anticipation                               Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), and obligations issued on behalf of " 501(c)(3) organizations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels;
hospital revenue; and industrial development bonds that are secured by a private company.

PREFERRED STOCKS:  Preferred Stocks are equity securities that               1, 2             Market
generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation.
Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security and the                     1-5             Market
simultaneous commitment to return the security to the seller at                               Credit
an agreed upon price on an agreed upon date.  This is treated as a loan.


RESTRICTED SECURITIES:  Securities not registered under the                  4, 5             Liquidity
Securities Act of 1933, such as privately placed commercial                                   Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's               1-5              Market
total assets.  In return the Fund will receive cash, other                                    Leverage
securities, and/or letters of credit.                                                         Liquidity
                                                                                              Credit

SHORT-TERM OBLIGATIONS:  High quality U.S. dollar-denominated                4, 5             Market
debt securities that have remaining maturities of one year or                                 Credit
less.  These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of
deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase
agreements.  These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two
highest short-term ratings from at least two NRSROs (for example, commercial paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2"
by Moody's), or (ii) do not possess a rating (i.e., are unrated)
but are determined by the Adviser or Sub-Adviser to be of
comparable quality.

STAND-BY COMMITMENTS:  The Fund may acquire "stand-by                          3              Market
commitments" with respect to Municipal Securities held in its portfolio.  The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

TIME DEPOSITS: Non-negotiable receipts issued by a bank in                  1-3, 5            Liquidity
exchange for the deposit of funds.                                                            Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies              1-5             Interest Rate
and instrumentalities of the U.S. government. These include                                   Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately                    1-5             Interest Rate
traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                    1-3, 5            Credit
interest rates which are reset daily, weekly, quarterly or some                               Liquidity
other period and which may be payable to the Fund on demand.                                  Market

WARRANTS: Securities, typically issued with preferred stock or                1-3             Market
bonds, that give the holder the right to buy a proportionate                                  Credit
amount of common stock at a specified price.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or                 1-3, 5            Market
contract to purchase securities at a fixed price for delivery at                              Leverage
a future date.  Under normal market conditions, when-issued                                   Liquidity
purchases and forward commitments will not exceed 25% of the                                  Credit
value of a Fund's total assets.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay no               1-4              Credit
interest, but are issued at a discount from their value at                                    Market
maturity. When held to maturity, their entire return                                          Interest Rate
equals the difference between their issue price and their
maturity value.

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

ESTIMATED MATURITY RISK. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.
Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT

THE INVESTMENT ADVISER

BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2000, BB&T Corporation had assets of approximately $59.3 billion. Through its subsidiaries, BB&T Corporation operates over 854 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 18 years and currently manages assets of more than $9 billion.

Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended:(1)

------------------------------------------------ --------------------------
                                                   PERCENTAGE OF AVERAGE
                                                     NET ASSETS AS OF
                                                         09/30/00(1)
------------------------------------------------ --------------------------
Intermediate U.S. Government Bond Fund                   0.50%
------------------------------------------------ --------------------------
Prime Money Market Fund                                  0.28%
------------------------------------------------ --------------------------

(1) BB&T reorganized its investment advisory division as BB&T Asset Management, a separate, wholly owned subsidiary of BB&T. BB&T Asset Management has replaced BB&T as the investment adviser to the BB&T Funds. Management and investment advisory personnel of BB&T that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management.

THE INVESTMENT SUB-ADVISER

PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $139.5 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

PORTFOLIO MANAGERS

MID CAP VALUE FUND. Buel S. Sears, CFA serves as a Vice President of BB&T. He has managed the Mid Cap Value Fund since June, 1997. He has more than 18 years of investment experience. Prior to joining BB&T in 2000, Mr. Sears served as a Vice President of One Valley Bank and managed Huntington Banks West Virginia Trust Investment Group for 12 years.

CAPITAL APPRECIATION FUND.. David P. Nolan serves as a Vice President of BB&T. He has managed the Capital Appreciation Fund since its inception in December, 1993. He has more than 20 years of investment experience. Prior to joining BB&T in 2000, Mr. Nolan served as a Vice President of One Valley Bank and as an account executive with Alex. Brown & Sons incorporated.

WEST VIRGINIA INTERMEDIATE TAX-FREE FUND. Jeffrey D. McClung serves as a Vice President of BB&T. He has managed the West Virginia Intermediate Tax-Free Fund since September, 2000. He has more than 7 years of investment experience. Prior to joining BB&T in 2000, Mr. McClung served as a Portfolio Manager of One Valley Bank and as an investment officer for Huntington National Bank.

ALL OTHER BB&T FUNDS. All investment decisions for each of the other BB&T Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The SAI has more detailed information about the Adviser and other service providers.

SHAREHOLDER INFORMATION
-----------------------
CHOOSING A SHARE CLASS
----------------------
Trust Shares and Class A Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES

-    Stock Funds, Bond Funds and Funds of Funds:     Front-end sales charges, as described below.
     Money Market Funds:                             No sales charges

- Distribution and service fees of 0.50% of average daily net assets (0.25% for the Capital Appreciation Fund, the Mid Cap Value Fund, and the West Virginia Intermediate Tax-Free Fund)

TRUST SHARES

-    No sales charges.
-    No distribution and service (12b-1) fees.
- Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Some of the Funds also offer Class B and Class C Shares, which have their own expense structure. Class B Shares, and Class C Shares, like Class A Shares, are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Trust Shares. Call the Distributor for more information..

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

SHAREHOLDER INFORMATION
-----------------------
PRICING OF FUND SHARES
----------------------
How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV=

                                 TOTAL ASSETS-
                                  LIABILITIES

                                Number of Shares
                                  Outstanding

Generally, for Funds other than the Prime Money Market Fund, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.


MONEY MARKET FUND

The per share net asset value ("NAV") of the Prime Money Market will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.


OTHER FUNDS

Per NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION
------------------------

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Shares of the Funds through the Distributor or through banks, brokers and other investment representatives or institutions, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative or institution, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Trust Shares may be purchased only through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust company or one of its affiliates or other financial service providers approved by the Distributor. Consult your investment representative or institution for specific information.

  ACCOUNT TYPE               MINIMUM            MINIMUM
                        INITIAL INVESTMENT     SUBSEQUENT
  CLASS A
  Regular                  $   1,000             $     0
  Automatic
  Investment Plan          $      25             $    25



All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.


A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

From time to time, throughout the year 2001, BB&T or BISYS may offer a special investment bonus of up to $50 in value for individuals who purchase Class A Shares of a BB&T Fund (excluding Money Market Funds) through BB&T Investment Services. The minimum investment required to receive the investment bonus is $5000 and the minimum holding period is six months. One investment bonus is allowed per shareholder. For more information regarding the investment bonus, you should call your BB&T Investment Counselor or the BB&T Funds at 1-1-800-228-1872.

------------------------------------------------------------------------------
Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A SHARES ONLY

BY REGULAR MAIL

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

INITIAL INVESTMENT:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.     Make check, bank draft or money order payable to "BB&T Funds."

3.     Mail to:  BB&T Funds
                 P.O. Box 182533
                 Columbus, OH 43218-2533

SUBSEQUENT:

1. Use the investment slip attached to your account statement. Or, if unavailable,
2.     Include the following information on a piece of paper:
       -    BB&T Funds/Fund name
       -    Share class
       -    Amount invested
       -    Account name
       -    Account number
       Include your account number on your check.

3.     Mail to:  BB&T Funds
                 P.O. Box 182533
                 Columbus, OH 43218-2533

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.

4.     Send to: BB&T Funds
                c/o BISYS Fund Services
                Attn:  T.A. Operations
                3435 Stelzer Road
                Columbus, OH 43219.

ELECTRONIC PURCHASES

       Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-228-1872 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES


              ELECTRONIC VS. WIRE TRANSFER

              Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House
              (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.



                                   QUESTIONS?

                            CALL 800-451-8382 OR YOUR
                           INVESTMENT REPRESENTATIVE.

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

FOR INITIAL INVESTMENT:
Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

FOR INITIAL AND SUBSEQUENT INVESTMENTS:
Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number:  ABA #044 000 024
   A/C 01899607383
   BB&T Funds

INCLUDE:
   Your name and account number
   Your confirmation number

After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED

        AUTOMATIC INVESTMENT PLAN - CLASS A SHARES ONLY


       You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.


To invest regularly from your bank account:

   - Complete the Automatic Investment Plan portion on your Account Application or the supplemental sign-up form
   -  Make sure you note:
      -  Your bank name, address and account number
      -  The amount you wish to invest automatically (minimum $25)
      - How often you want to invest (every month, 4 times a year, twice a year or once a year)
   - Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.


DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Trust Shares have higher dividends than Class A Shares, because Trust Shares have lower distribution expenses than Class A Shares. Income dividends for the Prime Money Market Fund and the Bond Funds are declared daily and paid monthly. Income dividends for the Mid Cap Value Fund are declared and paid monthly. The Capital Appreciation Fund declares and pays income dividends quarterly. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares below."

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
--------------------------------------------------------------------------------
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE
(UNLESS YOU HAVE DECLINED
TELEPHONE SALES PRIVILEGES)

1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares--Verifying Telephone Redemptions" below)
--------------------------------------------------------------------------------
BY MAIL

1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

- your Fund and account number
- amount you wish to redeem
- address where your check should be sent
- account owner signature
2. Mail to:
BB&T Funds
P.O. Box 182533
Columbus, OH 43218-2533.
-----------------------------------------------------------------------------

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES--REDEMPTIONS IN WRITING REQUIRED" BELOW)

See instruction 1 above.
2. Send to:
BB&T Funds
c/o BISYS Fund Services
Attn: T.A. Operations
3435 Stelzer Road
Columbus, OH 43219.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

WIRE TRANSFER

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-228-1872 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

------------------------------------------------------------------------------
ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

Call 1-800-228-1872 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.


AUTO REDEMPTION PLAN - CLASS A SHARES ONLY

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

- Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.
- Include a voided personal check.
- Your account must have a value of $5,000 or more to start withdrawals.
- If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTION BY CHECK WRITING - Prime Money Market Fund - Class A Shares Only
You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing if:
   -  Redemption from an Individual Retirement Account ("IRA").

You must request redemption in writing and obtain a signature guarantee if:
   -  The check is not being mailed to the address on your account; or
   -  The check is not being made payable to the owner of the account; or
   -  Your account address has changed within the last ten business days; or
   - The redemption proceeds are being transferred to another Fund account with different registration; or

   - The redemption proceeds are being wired to bank instructions currently not on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES

-------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

FOR THE STOCK FUNDS AND INTERMEDIATE U.S. GOVERNMENT BOND FUND

                                               SALES CHARGE           SALES CHARGE
                                                AS A % OF               AS A % OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT
----------------------------------------- ----------------------- ----------------------
Up to $49,999                                     5.75%                   6.10%
----------------------------------------- ----------------------- ----------------------
$50,000 to $99,999                                4.50%                   4.71%
----------------------------------------- ----------------------- ----------------------
$100,000 up to $249,999                           3.50%                   3.63%
----------------------------------------- ----------------------- ----------------------
$250,000 up to $499,999                           2.50%                   2.56%
----------------------------------------- ----------------------- ----------------------
$500,000 up to $999,999                           2.00%                   2.04%
----------------------------------------- ----------------------- ----------------------
$1,000,000 and above(1)                           0.00%                   0.00%
----------------------------------------- ----------------------- ----------------------

FOR THE WEST VIRGINIA INTERMEDIATE TAX-FREE FUND

                                               SALES CHARGE           SALES CHARGE
                                                AS A % OF               AS A % OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT
----------------------------------------- ----------------------- ----------------------
Up to $49,999                                     3.00%                   3.09%
----------------------------------------- ----------------------- ----------------------
$50,000 to $99,999                                2.50%                   2.56%
----------------------------------------- ----------------------- ----------------------
$100,000 up to $249,999                           2.00%                   2.04%
----------------------------------------- ----------------------- ----------------------
$250,000 up to $499,999                           1.50%                   1.52%
----------------------------------------- ----------------------- ----------------------
$500,000 up to $999,999                           1.00%                   1.01%
----------------------------------------- ----------------------- ----------------------
$1,000,000 and above(1)                           0.00%                   0.00%
----------------------------------------- ----------------------- ----------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of over $1 million or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

FOR THE PRIME MONEY MARKET FUND

    NO SALES CHARGES.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

SALES CHARGE REDUCTIONS
Reduced sales charges for Class A Shares are available to shareholders with investments of $100,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

- Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

- Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

- Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS

CLASS A SHARES
--------------

The following qualify for waivers of sales charges:

- Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

- Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front end sales charge for those shares.

- Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

- Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity.

- BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load;

-  Investors who beneficially hold Trust Shares of any Fund of the BB&T Funds;

- Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares;

- Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE

If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   -  The 12b-1 and shareholder servicing fees vary by share class as follows:

      |X| Class A Shares pay a 12b-1 fee of up to .50% of the average daily net assets of a Fund (0.25% for the Capital Appreciation Fund, the Mid Cap Value Fund, and the West Virginia Intermediate Tax-Free Fund).

   - The Distributor may use up to 25 basis points of the 12b-1 fee for shareholder servicing and up to 75 basis points for distribution.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

SHAREHOLDER INFORMATION
-----------------------

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares and Class B Shares may also be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Trust Shares may not be exchanged for Class B Shares, and Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:
   -  Your name and telephone number
   -  The exact name on your account and account number
   -  Taxpayer identification number (usually your Social Security number)
   -  Dollar value or number of shares to be exchanged
   -  The name of the Fund from which the exchange is to be made.
   -  The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.
--------------------------------------------------------------------------------

NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the West Virginia Intermediate Tax-Free Fund, the income dividends that you receive are expected to be exempt from federal income taxes and West Virginia income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the West Virginia Intermediate Tax-Free Fund may have on the federal taxation of your benefits. In addition, an investment in the West Virginia Intermediate Tax-Free Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

BB&T Funds will send you a statement each year showing the tax status of all your distributions.

- For each Fund, other than the West Virginia Intermediate Tax-Free Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the West Virginia Intermediate Tax-Free Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for Federal income tax purposes.

- Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

- Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S.
investors may be subject to U.S. withholding and estate tax.)

MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request. Financial highlights for the Capital Appreciation Fund, the Mid Cap Value Fund, and the West Virginia Intermediate Tax-Free Fund are not presented because the Funds had not commenced operations as of September 30, 2000.

OTHER INFORMATION ABOUT THE FUNDS

INTERMEDIATE U.S. GOVERNMENT BOND FUND


   FINANCIAL HIGHLIGHTS



                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2000       1999       1998       1997       1996
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.72   $  10.59   $   9.85   $   9.64   $   9.89
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.55       0.53       0.54       0.56       0.58
      Net realized and unrealized gains (losses) on
        investments                                          0.04      (0.76)      0.75       0.21      (0.25)
    ---------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 0.59      (0.23)      1.29       0.77       0.33
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.55)     (0.53)     (0.55)     (0.56)     (0.58)
      Net realized gains                                    (0.02)     (0.11)        --         --         --
      In excess of net realized gains                       (0.01)        --         --         --         --
    ---------------------------------------------------------------------------------------------------------
            Total Distributions                             (0.58)     (0.64)     (0.55)     (0.56)     (0.58)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   9.73   $   9.72   $  10.59   $   9.85   $   9.64
    ---------------------------------------------------------------------------------------------------------
            Total Return                                     6.36%     (2.23)%    13.46%      8.20%      3.43%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $182,899   $213,417   $186,256   $142,545   $119,633
      Ratio of expenses to average net assets                0.83%      0.83%      0.84%      0.87%      0.87%
      Ratio of net investment income to average net
        assets                                               5.71%      5.26%      5.35%      5.74%      5.94%
      Ratio of expenses to average net assets*               0.93%      0.93%      0.94%      0.97%      0.97%
      Portfolio turnover(a)                                103.41%     73.46%     60.98%     62.45%     76.29%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------------
                                                           2000       1999      1998      1997         1996
                                                         --------   --------   -------   -------   -------------

    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.70   $  10.57   $  9.84   $  9.63      $  9.88
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.52       0.50      0.51      0.53         0.56
      Net realized and unrealized gains (losses) on
        investments                                          0.05      (0.76)     0.74      0.21       (0.25)
    ------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 0.57      (0.26)     1.25      0.74         0.31
    ------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.53)     (0.50)    (0.52)    (0.53)      (0.56)
      Net realized gains                                    (0.02)     (0.11)       --        --           --
      In excess of net realized gains                       (0.01)        --        --        --           --
    ------------------------------------------------------------------------------------------------------------
            Total Distributions                             (0.56)     (0.61)    (0.52)    (0.53)      (0.56)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   9.71   $   9.70   $ 10.57   $  9.84      $  9.63
    ------------------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)             6.09%     (2.49)%   13.07%     7.93%       3.17%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $  2,579   $  3,308   $ 4,562   $ 4,211      $ 3,659
      Ratio of expenses to average net assets                1.08%      1.08%     1.09%     1.12%       1.13%
      Ratio of net investment income to average net
        assets                                               5.46%      5.00%     5.10%     5.49%       5.68%
      Ratio of expenses to average net assets*               1.43%      1.43%     1.44%     1.47%       1.48%
      Portfolio turnover(a)                                103.41%     73.46%    60.98%    62.45%      76.29%
    ------------------------------------------------------------------------------------------------------------

    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                                                                               JANUARY 1,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1996 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                          2000      1999     1998     1997       1996(a)
                                                         -------   ------   ------   ------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.68   $10.54   $ 9.81   $ 9.60      $10.17
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.45     0.43     0.43     0.46        0.31
      Net realized and unrealized gains (losses)
        on investments                                      0.04    (0.75)    0.74     0.21       (0.57)
    -------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.49    (0.32)    1.17     0.67       (0.26)
    -------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.45)   (0.43)   (0.44)   (0.46)      (0.31)
      Net realized gains                                   (0.02)   (0.11)      --       --          --
      In excess of net realized gains                      (0.01)      --       --       --          --
    -------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.48)   (0.54)   (0.44)   (0.46)      (0.31)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  9.69   $ 9.68   $10.54   $ 9.81      $ 9.60
    -------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)       5.31%   (3.13)%  12.26%    7.14%      (2.48)%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 2,329   $2,679   $1,314   $  623      $  353
      Ratio of expenses to average net assets               1.83%    1.83%    1.84%    1.87%       1.85%(c)
      Ratio of net investment income to average net
        assets                                              4.71%    4.28%    4.35%    4.74%       5.01%(c)
      Ratio of expenses to average net assets*              1.93%    1.93%    1.94%    1.97%       1.95%(c)
      Portfolio turnover(d)                               103.41%   73.46%   60.98%   62.45%      76.29%(b)
    -------------------------------------------------------------------------------------------------------

    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS

                                                                                                    OCTOBER 1,
                                                            FOR THE YEAR ENDED SEPTEMBER 30,          1997 TO
                                                         ---------------------------------------   SEPTEMBER 30,
                                                                2000                 1999             1998(a)
                                                         ------------------   ------------------   -------------

    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.000              $ 1.000            $ 1.000
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.056                0.046              0.051
    ------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                    0.056                0.046              0.051
    ------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.056)              (0.046)            (0.051)
    ------------------------------------------------------------------------------------------------------------
            Total Distributions                                (0.056)              (0.046)            (0.051)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 1.000              $ 1.000            $ 1.000
    ------------------------------------------------------------------------------------------------------------
            Total Return                                         5.70%                4.69%              5.23%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                         $78,331              $56,492            $37,769
      Ratio of expenses to average net assets                    0.63%                0.54%              0.55%(c)
      Ratio of net investment income to average net
        assets                                                   5.62%                4.57%              5.11%(c)
      Ratio of expenses to average net assets*                   0.80%                0.88%              0.91%(c)


    *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations.

   (b)Not annualized.

   (c)Annualized.

                                                                                              OCTOBER 1,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                               2000              1999           1998(a)
                                                         ----------------   --------------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                     $  1.000           $1.000          $1.000
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.052            0.043           0.048
    ------------------------------------------------------------------------------------------------------
            Total from Investment Activities                    0.052            0.043           0.048
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.052)          (0.043)         (0.048)
    ------------------------------------------------------------------------------------------------------
            Total Distributions                                (0.052)          (0.043)         (0.048)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  1.000           $1.000          $1.000
    ------------------------------------------------------------------------------------------------------
            Total Return                                         5.35%            4.42%           4.93%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                        $277,219           $5,395          $3,262
      Ratio of expenses to average net assets                    1.00%            0.80%           0.83%(c)
      Ratio of net investment income to average net
        assets                                                   5.68%            4.34%           4.83%(c)
      Ratio of expenses to average net assets*                   1.25%            1.39%           1.43%(c)
    ------------------------------------------------------------------------------------------------------

     *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations.

   (b)Not annualized.

   (c)Annualized.

                                                                                             SEPTEMBER 2,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,      1998 TO
                                                         --------------------------------   SEPTEMBER 30,
                                                              2000              1999           1998(a)
                                                         ---------------   --------------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 1.000           $1.000          $1.000
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.046            0.036           0.003
    -----------------------------------------------------------------------------------------------------
            Total from Investment Activities                   0.046            0.036           0.003
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.046)          (0.036)         (0.003)
    -----------------------------------------------------------------------------------------------------
            Total Distributions                               (0.046)          (0.036)         (0.003)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 1.000           $1.000          $1.000
    -----------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)           4.65%            3.64%           0.32%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                        $41,644           $9,391          $  300
      Ratio of expenses to average net assets                   1.63%            1.56%           1.64%(c)
      Ratio of net investment income to average net
        assets                                                  4.76%            3.58%           3.98%(c)
      Ratio of expenses to average net assets*                  1.80%            1.89%           1.99%(c)
    -----------------------------------------------------------------------------------------------------

     *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations.

   (b)Not annualized.

   (c)Annualized.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER MEMBERS OF THE BB&T FUNDS FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

BB&T FUNDS
3435 STELZER ROAD
COLUMBUS, OHIO 43219
TELEPHONE: 1-800-228-1872
INTERNET: http://www.bbtfunds.com
-------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
-  Free from the Commission's Website at http://www.sec.gov.










Investment Company Act file no. 811-6719.

                                   APPENDIX C

        MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE - EXISTING BB&T FUNDS

BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND
BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
For the 12 months ended September 30, 2000, the INTERMEDIATE U.S. GOVERNMENT BOND FUND produced a 6.09% return (Class A shares without sales charge). The Fund's benchmark, the Merrill Lynch 5-10-Year U.S. Government Bond Index, produced a return of 6.85%. For the 12-months ended September 30, 2000, the SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND produced a 5.24% return (Class A shares without sales charge). The Fund's benchmark, the Merrill Lynch 1-5-Year U.S. Government Bond Index, produced a return of 5.88%.

VOLATILITY UNSETTLED THE FIXED-INCOME MARKETS
Bond yields were volatile over the last 12 months. In late 1999, yields rose sharply in anticipation of further tightening by the Federal Reserve (the "Fed"); the Fed was taking steps to reduce potential inflationary pressures resulting from the economy's continued robustness and consumers' seemingly insatiable desire or new goods and services.

In the first quarter of 2000, yields began to fall, spurred by the Treasury's buy-back program. After another spike in yields midway through 2000, bond yields again declined, as investors came to believe that the Fed's tightening was most likely done for the near-term. The economy showed signs of a slowdown: inflation remained relatively contained; productivity gains continued; and the stock market's "wealth effect" eased.

The shape of the Treasury yield curve also changed dramatically over the past year, moving from its traditionally upward sloping shape to a pronounced inversion--where short rates were three quarters of a percentage point higher than long-term yields. The steep inversion of the Treasury curve caused severe damage to other "spread" sectors such as corporates, agencies and mortgages. As the curve shape normalized late in the period, so did the market for non-Treasury securities.

WE ACTIVELY TOOK STEPS TO PROFIT FROM YIELD-CURVE VOLATILITY
Throughout the year, we took positions in long-dated Treasury securities to capitalize on the yield-curve inversion, and we selectively overweighted spread products, such as mortgages, which were cheap, based on the fundamentals.

As of September 30, 2000, the effective duration of the INTERMEDIATE U.S. GOVERNMENT BOND FUND was 5.4 years. Approximately 40% of the portfolio was invested in mortgage-backed securities, 32% in securities issued by the U.S. Treasury, 14% in U.S. government agency securities, 13% in corporate debt and 1% in cash and cash equivalents. The portfolio's average credit quality was AAA.*

As of September 30, 2000, the effective duration of the SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND was 2.3 years. Approximately 38% of the portfolio was invested in mortgage-backed securities, 29% in U.S. government agency securities, 15% in securities issued by the U.S. Treasury, 15% in corporate debt and 3% in asset-backed securities. The average credit quality of the portfolio was AAA.*

WE ARE PREPARED TO TAKE ADVANTAGE OF A NORMALIZED YIELD CURVE
While we believe that bond yields can move lower as the economy slows, our near-term outlook for fixed-income securities is clouded, due to uncertainty over the degree of the economic slowdown, a potential inflationary rise in energy prices and uncertainty as to the future of fiscal policy. Given the uncertainty over the direction of rates in the near term, we are neutral with regard to our interest-sensitivity targets. We continue to be overweighted with spread sectors such as mortgages, because we feel they present an opportunity for outperformance as the yield-curve shape again normalizes.

*The composition of the Fund's holdings is subject to change.


       [TABLE AND GRAPH OF BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND]

                                      AND

    [TABLE AND GRAPH OF BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND]




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF SHARES IN THE BB&T FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Funds' fees have been voluntarily waived. If the fees had not been waived, the Funds' total returns for the period would have been lower.

(1) Class B shares were not in existence prior to 1/1/96. Performance calculated for any period up to 1/1/96 is based upon the historical performance of the Class A Shares and is adjusted for the Class B Shares CDSC, but does not include any 12b-1 fees, which, if reflected, performance would have been lower.

The performance of the BB&T Intermediate U.S. Government Bond Fund is measured against the Lehman Brothers Intermediate U.S. Government Bond Index, and the Merrill Lynch 5-10-Year U.S. Government Index. These indices are widely used as a broad measure of the performance of U.S. Government bonds with maturities of less than 10 years. The performance of the BB&T Short-Intermediate U.S. Government Income Fund is measured against the Merrill Lynch 1-3-Year Government Bond Index and the Merrill Lynch 1-5-Year Government Bond Index. These indices are widely used as a measure of the performance of U.S. Government bonds in that maturity range. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds' performances reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE BB&T PRIME MONEY MARKET FUND +
THE BB&T U.S. TREASURY MONEY MARKET FUND +
Throughout the year, we, along with most investors in the equity and fixed-income markets, paid close attention to the actions, and the expressed sentiments, of the Federal Reserve (the "Fed"). In its current effort to preemptively restrain inflationary pressures, the Fed has raised the Fed Funds rate--the short-term rate banks charge one another for overnight loans--seven times, beginning in June 1999. The latest increase was a 50 basis point (0.50%) rise in May, which brought the rate up to 6.50%.

However, while equity and fixed-income investors shudder at the prospect of rising interest rates, money market funds generally welcome rate increases. That is because our primary objective is to provide you with high current income, consistent with safety of principal. With short-term rates rising throughout the period, our Funds' yields were historically attractive, especially considering the fact that inflation remained under control.

The BB&T Prime Money Market Fund kept its average maturity relatively short throughout much of the period, but began increasing its maturity in the last several months. Believing that the Fed is done raising rates for the rest of the year, we decided to lock in some additional income available further out on the yield curve.

As of September 30, 2000, approximately 52.0% of the Prime Money Market Fund's portfolio was invested in commercial paper, 17.1% in variable rate notes, 12.7% in corporate bonds, 13.9% in repurchase agreements and 4.3% in certificates of deposit. The average maturity of the Fund's holdings was 54 days, and the average credit quality was A1+.*

The BB&T U.S. Treasury Money Market Fund committed a large allocation of its portfolio to overnight repurchase agreements, where we found the potential for higher yields. As a result, the Fund's average maturity was in the neighborhood of 40 days for much of the period.

As of September 30, 2000, approximately 59% of the U.S. Treasury Money Market Fund's portfolio was invested in repurchase agreements and 41% in U.S. Treasury securities. The average maturity of the Fund's holdings was 58 days, and the average credit quality was AAA.*

+ Investments in the BB&T Prime Money Market Fund and the BB&T U.S. Treasury Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Funds seek to preserve the value of your investments at a $1.00 per share, it is possible to lose money by investing the Funds.

*The composition of the Fund's portfolio is subject to change.

Some of the fees of the BB&T Funds are currently be waived, resulting in higher total returns than would occur if the full fees were charged.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF SHARES IN THE BB&T FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                    OVB FUNDS
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02109

                                   BB&T FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43271-0211

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement of the BB&T Funds dated May 31, 2001 relating to the transfer of assets from each OVB Fund to the corresponding BB&T Fund as follows:

         CONTINUING OVB FUND                     NEW BB&T FUND

         OVB Equity Income Portfolio             BB&T Mid Cap Value Fund
         OVB Capital Appreciation Portfolio      BB&T Capital Appreciation Fund
         OVB West Virginia Tax-Exempt Portfolio  BB&T West Virginia Intermediate
                                                   Tax-Free Fund

         REORGANIZING OVB FUND                   EXISTING BB&T FUND

         OVB Government Securities Portfolio     BB&T Intermediate U.S.
                                                   Government Bond Fund
         OVB Prime Obligations Portfolio         BB&T Prime Money Market Fund

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 31, 2001 for the Special Meeting of Shareholders of OVB Funds ("OVB Funds"), to be held on July 16, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by writing to BB&T Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-228-1872.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Trust and Class A Shares of the BB&T Funds is contained in BB&T Funds' Statement of Additional Information dated February 1, 2001 and is incorporated herein by reference. The audited financial statements and related independent accountants' report for the Existing BB&T Funds contained in the Annual Report dated September 30, 2000, are hereby incorporated herein by reference. No other parts of the Annual Reports are incorporated by reference herein.

         Further information about the Class A and Class B Shares of the OVB Funds is contained in The OVB Family of Funds' Statement of Additional Information dated May 31, 2001 and is incorporated herein by reference. The audited financial statements and related independent accountants' report for the OVB Funds contained in the Annual Report dated January 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

The date of this Statement of Additional Information is May 31, 2001.

                                TABLE OF CONTENTS


                                                                           PAGE
Financial Statements of the combined Reorganizing OVB
Funds and Existing BB&T Funds on a pro forma basis as of and for
the year ended January 31, 2001 (unaudited)..........................      B-4

                   BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND
       PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (IN 000s)
                             AS OF JANUARY 31, 2001
                                  (UNAUDITED)

                                                  BB&T                     OVB
                                              INTERMEDIATE              GOVERNMENT
                                            U.S. GOVERNMENT             SECURITIES
                                               BOND FUND                PORTFOLIO       ADJUSTMENTS     COMBINED
                                       ---------------------------  ------------------  ------------- --------------
                ASSETS:
Investments, at value (Cost                            $  202,818          $   42,062                    $  244,880
$196,083, $40,740 and $236,823,
respectively)

                                       ---------------------------  ------------------                --------------

                   Total investments                      202,818              42,062                       244,880
                                       ---------------------------  ------------------                --------------

Cash                                                            -                  85                            85

Interest and dividends receivable                           2,232                 425                         2,657

Receivable for investments sold                             6,152               1,034                         7,186

Prepaid expenses and other                                     55                   1                            56
                                       ---------------------------  ------------------                --------------

                   Total Assets                           211,257              43,607                       254,864
                                       ---------------------------  ------------------                --------------

            LIABILITIES:

Dividends payable                                           5,928                 196                         6,124
Payables for investment securities
   purchased                                                    -               1,002                         1,002


Accrued expenses and other payables:

          Investment advisory fees                            103                  11                           114
          Administration, transfer
          agent and fund accounting fees                        8                  13                            21

          Distribution fees                                     3                   1                             4

          Other                                                55                  15                            70
                                       ---------------------------  ------------------                --------------

                   Total Liabilities                        6,097               1,238                         7,335
                                       ---------------------------  ------------------                --------------

             NET ASSETS:                                  205,160              42,369                       247,529


Capital                                                   201,017              41,344                       242,361

Undistributed net investment income                           148                   -                           148
Accumulated net realized loss on
   investments                                             (2,740)               (297)                       (3,037)

Net unrealized appreciation on
   investments                                              6,735               1,322                         8,057
                                       ---------------------------  ------------------                --------------

                   Net Assets                          $  205,160        $     42,369                    $  247,529
                                       ===========================  ==================                ==============

                             The accompanying notes are an integral part of the financial statements.

                   BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND
 PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (IN 000s) (CONTINUED)
                            AS OF JANUARY 31, 2001
                                  (UNAUDITED)



                                                  BB&T                     OVB
                                              INTERMEDIATE              GOVERNMENT
                                            U.S. GOVERNMENT             SECURITIES
                                               BOND FUND                PORTFOLIO       ADJUSTMENTS     COMBINED
                                       ---------------------------  ------------------  ------------- --------------
Net Assets
     BB&T Class A/OVB Class B                         $     2,693            $  1,487                 $       4,180

     BB&T Class B                                           2,444                   -                         2,444

     BB&T Trust Class/OVB Class A                         200,023              40,882                       240,905
                                       ---------------------------  ------------------                --------------
                   Total                              $   205,160            $ 42,369                      $247,529
                                       ===========================  ==================                ==============

Outstanding units of beneficial
interest (shares)

BB&T Class A/OVB Class B                                      267                 150            (3)            414

BB&T Class B                                                  243                   -                           243

BB&T Trust Class/OVB Class A                               19,769               4,138           (97)         23,810
                                       ---------------------------  ------------------                --------------

                   Total                                   20,279               4,288          (100)         24,467
                                       ===========================  ==================                ==============

Net asset value
         BB&T Class A/OVB Class B
--redemption price per share                          $     10.09               $9.89                      $  10.09

         BB&T Class B--offering
price per share*                                            10.06                   -                         10.06
         BB&T Trust Class/OVB Class
A--offering and redemption price per
share                                                       10.12                9.88                         10.12
                                       ===========================  ==================                ==============

      Maximum Sales Charge--BB&T
Class A/OVB Class B                                         5.75%                 N/A                          5.75%
                                       ===========================  ==================                ==============

Maximum Offering Price
     (100%/(100%-Maximum Sales
     Charge) of net asset value
     adjusted to the nearest cent)
     per share--BB&T Class A/OVB
     Class B                             $                  10.71                 N/A                        $10.71
                                       ===========================  ==================                ==============

* Redemption price per share varies by length of time shares are held.

                             The accompanying notes are an integral part of the financial statements.

                          BB&T PRIME MONEY MARKET FUND
         PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (IN 000s)
                             AS OF JANUARY 31, 2001
                                  (UNAUDITED)


                                         BB&T PRIME                OVB
                                        MONEY MARKET        PRIME OBLIGATIONS
                                            FUND                PORTFOLIO            ADJUSTMENTS         COMBINED
                                    ---------------------  --------------------- -------------------- --------------
             ASSETS:
Investments, at value (Cost
$506,502, $84,452 and $590,954,                $ 506,502             $   84,452                          $  590,954
respectively)                       ---------------------  ---------------------                      --------------

             Total investments                   506,502                 84,452                             590,954
                                    ---------------------  ---------------------                      --------------

Cash                                                  39                     28                                  67

Interest and dividends receivable                  1,988                    412                               2,400

Prepaid expenses and other                           211                      -                                 211
                                    ---------------------  ---------------------                      --------------

             Total Assets                        508,740                 84,892                             593,632
                                    ---------------------  ---------------------                      --------------
           LIABILITIES:

Dividends payable                                  2,314                    466                               2,780
Accrued expenses and other
payables:

          Other                                      540                     53                                 593

                                    ---------------------  ---------------------                      --------------

             Total Liabilities                     2,854                    519                               3,373
                                    ---------------------  ---------------------                      --------------

           NET ASSETS:                           505,886                 84,373                             590,259


Capital                                          505,881                 84,371                             590,252

Undistributed net investment                           5                      4                                   9
  income

Accumulated net realized loss on
  investments                                          -                     (2)                                 (2)

Net unrealized appreciation on                         -                      -                                   -
  investments
                                    ---------------------  ---------------------                      --------------

           Net Assets                      $     505,886     $           84,373                            $590,259
                                    =====================  =====================                      ==============

                               The accompanying notes are an integral part of the financial statements.


                          BB&T PRIME MONEY MARKET FUND
 PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (IN 000s) (CONTINUED)
                            AS OF JANUARY 31, 2001
                                  (UNAUDITED)

                                                              OVB
                                                             PRIME
                                         BB&T MONEY       OBLIGATIONS
                                        MARKET FUND        PORTFOLIO             ADJUSTMENTS            COMBINED
                                        -------------  ------------------ --------------------------- --------------
Net Assets
      BB&T Class A/OVB Class B          $    322,273       $       1,437                                $   323,710

    BB&T Class B                              64,897                   -                                     64,897

    BB&T Trust Class/OVB Class A             118,716              82,936                                    201,652
                                        -------------  ------------------                             --------------

                  Total                 $    505,886       $      84,373                                $   590,259
                                        =============  ==================                             ==============

Outstanding units of beneficial interest (shares)

    BB&T Class A/OVB Class B                 322,273               1,437                                    323,710

    BB&T Class B                              64,897                   -                                     64,897

    BB&T Trust Class/OVB Class A             118,717              82,935                                    201,652
                                        -------------  ------------------                             --------------

                  Total                      505,887              84,372                                    590,259
                                        =============  ==================                             ==============

Net asset value

    BB&T Class A/OVB Class
B--redemption price per share                  $1.00               $1.00                                      $1.00

    BB&T Class B--offering price                1.00                   -                                       1.00
per share*

    BB&T Trust Class/OVB Class                  1.00                1.00                                       1.00
A--offering and redemption price per
share
                                        =============  ==================                             ==============
Maximum Sales Charge--BB&T Class
    A/OVB Class B                                N/A                 N/A                                        N/A
                                        =============  ==================                             ==============

Maximum Offering Price (100%/(100%-Maximum Sales
     Charge) of BB&T net asset value adjusted to
the nearest cent)
     per share--Class A/OVB Class B     $       1.00      $         1.00                                $      1.00
                                        =============  ==================                             ==============

* Redemption price per share varies by length of time shares are held.

                               The accompanying notes are an integral part of the financial statements.

                   BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND
             PRO FORMA COMBINING STATEMENTS OF OPERATIONS (IN 000s)
                      FOR THE YEAR ENDED JANUARY 31, 2001
                                  (UNAUDITED)


                                          BB&T                OVB
                                      INTERMEDIATE         GOVERNMENT
                                    U.S. GOVERNMENT        SECURITIES
                                       BOND FUND           PORTFOLIO       ADJUSTMENTS          COMBINED
                                  --------------------- ----------------- --------------  ---------------------
INVESTMENT INCOME:
Interest income                             $   12,148          $  2,955                          $     15,103
Dividend income
                                                   191                 -                                   191
                                  --------------------- -----------------                 ---------------------
             Total Income                       12,339             2,955                                15,294
                                  --------------------- -----------------                 ---------------------
EXPENSES:

Investment advisory fees                         1,130               323            (65)                 1,388

Sub-advisory fees                                    -                 -              -                      -
Administration, transfer agent
    and fund accounting fees                       454               124              -                    578
Distribution fees-BB&T Class
    A/OVB Class B                                   14                 4              4                     22

Distribution fees-BB&T Class B                      23                 -              -                     23

Custodian fees                                      15                 1              -                     16

Trustees' fees and expenses                          5                 2              -                      7

Other                                              130                43                                   173
                                  --------------------- -----------------                 ---------------------
             Gross Expenses                      1,771               497            (61)                 2,207

             Expenses Waived                      (195)             (131)            95                   (231)
                                  --------------------- -----------------                 ---------------------

             Total Expenses                      1,576               366             34                  1,976
                                  --------------------- -----------------                 ---------------------

Net Investment Income                           10,763             2,589            (34)                13,318
                                  --------------------- -----------------                 ---------------------

REALIZED/UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
Net realized gains (losses) on
   investment transactions                        (150)             (318)                                 (468)
Net change in unrealized
   appreciation on investments                  13,925             3,149                                17,074
                                  --------------------- -----------------                 ---------------------
Net realized/unrealized gains
   (losses) on investments                      13,775             2,831                                16,606
                                  --------------------- -----------------                 ---------------------
Change in net assets resulting
   from operations                            $ 24,538          $  5,420            (34)                29,924
                                  ===================== =================                 =====================

   The accompanying notes are an integral part of the financial statements.

                         BB&T PRIME MONEY MARKET FUND
            PRO FORMA COMBINING STATEMENTS OF OPERATIONS (IN 000s)
                      FOR THE YEAR ENDED JANUARY 31, 2001
                                 (UNAUDITED)

                                             BB&T                     OVB
                                       PRIME MONEY MARKET      PRIME OBLIGATIONS
                                             FUND                   PORTFOLIO         ADJUSTMENTS       COMBINED
                                   -------------------------- --------------------- ---------------- ----------------
INVESTMENT INCOME:
Interest income                                   $   18,858           $     5,372                          $ 24,230
                                   -------------------------- ---------------------                  ----------------
             Total Income                             18,858                 5,372                            24,230
                                   -------------------------- ---------------------                  ----------------
EXPENSES:

Investment advisory fees                               1,139                   208             124             1,471

Sub-advisory fees                                          -                    62             (62)                -
Administration, transfer agent
    and fund accounting fees                             695                   205               -               900
Distribution fees-BB&T Class
    A/OVB Class B                                        837                    17              17               871

Distribution fees-BB&T Class B                           355                     -               -               355

Custodian fees                                            57                    13               -                70

Trustees' fees and expenses                               10                     5               -                15

Other                                                    239                    68               -               307
                                   -------------------------- ---------------------                  ----------------

             Gross Expenses                            3,332                   578              79             3,989

             Expenses Waived                           (685)                 (154)             (44)            (883)
                                   -------------------------- ---------------------                  ----------------

             Total Expenses                            2,647                   424              35             3,106
                                   -------------------------- ---------------------                  ----------------

Net Investment Income                                 16,211                 4,948             (35)           21,124
                                   -------------------------- ---------------------                  ----------------

REALIZED/UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
Net realized gains (losses) on
  investment transactions                                295                     -                               295
Net change in unrealized
  appreciation on investments                              -                     -                                 -
                                   -------------------------- ---------------------                  ----------------
Net realized/unrealized gains
  (losses) on investments                                295                     -                               295
                                   -------------------------- ---------------------                  ----------------
Change in net assets resulting
  from operations                               $     16,506              $  4,948             (35)           21,419
                                   ========================== =====================                  ================


   The accompanying notes are an integral part of the financial statements.

                   BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (IN 000s)

                                JANUARY 31, 2001
                                  (UNAUDITED)



                 FACE AMOUNT                                                                    VALUE
---------------------------------------------                              -----------------------------------------------
        BB&T              OVB                                                     BB&T                OVB
    INTERMEDIATE      GOVERNMENT                                              INTERMEDIATE         GOVERNMENT   COMBINED
  U.S. GOVERNMENT     SECURITIES    COMBINED       MARKET                   U.S. GOVERNMENT        SECURITIES    MARKET
     BOND FUND         PORTFOLIO     SHARES      DESCRIPTION                   BOND FUND            PORTFOLIO     VALUE
--------------------------------------------------------------------------------------------------------------------------
                                               U.S. TREASURY OBLIGATIONS
                                               U.S. Treasury Bonds
     $ 16,000          $ 3,250     $ 19,250    7.500%,11/15/16                  $ 19,217            $ 3,903   $  23,120
                          500         500      7.500%, 11/15/24                                         621         621
                         1,000       1,000     7.250%, 05/15/16                                       1,172       1,172
       11,000                        11,000    8.75%, 05/15/17                    14,713                         14,713
                         1,500       1,500     6.125%, 11/15/27                                       1,602       1,602
       6,250                         6,250     5.50%, 08/15/28                    6,150                           6,150
       4,000                         4,000     6.13%, 08/15/29                    4,316                           4,316
                                               U.S. Treasury Notes
       8,550             3,100       11,650    6.625%, 05/15/07                   9,263               3,359      12,622
       4,800             1,500       6,300     5.875%, 11/15/04                   4,965               1,552       6,517
       5,308                         5,308     3.88%, 01/15/09                    5,450                           5,450
                                               U. S. GOVERNMENT AGENCY OBLIGATIONS
                                               FHLMC
       2,446                         2,446     6.00%, 06/01/08                    2,450                           2,450
       1,876                         1,876     6.50%, 04/01/11                    1,898                           1,898
       2,904                         2,904     6.00%, 04/01/13                    2,888                           2,888
       3,482                         3,482     6.50%, 05/01/13                    3,512                           3,512
       5,000                         5,000     6.00%, 08/15/14                    5,023                           5,023
       5,000                         5,000     6.00%, 11/15/16                    5,039                           5,039
       3,737                         3,737     6.25%, 01/15/20                    3,741                           3,741
       5,000                         5,000     7.00%, 08/15/23                    5,139                           5,139
                         2,000       2,000     6.875%, 01/15/05                                       2,103       2,103
                         1,000       1,000     6.875%, 09/15/10                                       1,074       1,074
       8,250             2,750       11,000    6.250%, 10/15/02                   8,414               2,805      11,219
                                               FNMA
       3,912                         3,912     6.00%, 11/01/13                    3,892                           3,892
       5,000                         5,000     6.00%, 07/25/19                    5,030                           5,030
       5,000                         5,000     6.13%, 12/18/21                    5,017                           5,017
       5,000                         5,000     6.00%, 11/18/22                    4,991                           4,991
       1,987                         1,987     7.00%, 04/01/24                    2,018                           2,018
       4,412                         4,412     6.00%, 01/01/29                    4,318                           4,318
       14,250                        14,250    6.63%, 09/15/09                    14,989                         14,989
       1,000                         1,000     6.25%, 02/01/11                     997                             997
                         2,650       2,650     7.250%, 01/15/10                                       2,905       2,905
       4,500             1,000       5,500     6.000%, 12/15/05                   4,611               1,025       5,636
                                               U. S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
                                               FHLMC
                          549         549      7.500%, 11/01/09                                        563         563
                         1,049       1,049     6.500%, 11/01/12                                       1,057       1,057
                                               GNMA
       2,393                         2,393     7.00%, 08/15/23                    2,440                           2,440
                         4,116       4,116     7.000%, 07/15/29                                       4,179       4,179
                         3,749       3,749     7.000%, 08/20/29                                       3,791       3,791
                                               ASSET-BACKED SECURITIES
                                               Financing Corporation
                           500         500     8.600%, 09/26/19                                        626         626
                                               Private Export Funding
                         1,000       1,000     7.300%, 01/31/02                                       1,021       1,021


   The accompanying notes are an integral part of the financial statements.

                                               PSE&G, Series 2001-1, C1 A2
       5,000             1,000       6,000     5.740%, 03/15/07                   4,999                993        5,992
                                               CORPORATE OBLIGATIONS
                                               BANKS
                                               Bank of America
                         1,000       1,000     7.125%, 09/15/06                                       1,032       1,032
                                               BEVERAGES
                                               Anheuser-Bush Cos.
       2,000                         2,000     7.50%, 03/15/12                    2,218                           2,218
                                               BUILDING/CONSTRUCTION
                                               Vulcan Materials
       3,000                         3,000     5.75%, 04/01/04                    2,978                           2,978
                                               COMMUNICATIONS EQUIPMENT
                                               Motorola
       4,000             1,000       5,000     6.750%, 02/01/06                   4,009               1,002       5,011
                                               COSMETICS/PERSONAL
                                               KimberlyClark
       3,000                         3,000     6.25%, 07/15/18                    2,886                           2,886
                                               FINANCIAL SERVICES
                                               AIG SunAmerica Global Finance IV (A)
       4,000             1,000       5,000     5.850%, 02/01/06                   3,997                999        4,996
                                               Citigroup
       3,000             1,000       4,000     7.250%, 10/01/10                   3,152               1,051       4,203
                                               Ford Motor Credit
       3,000             1,000       4,000     7.500%, 03/15/05                   3,108               1,036       4,144
                                               Morgan Stanley Dean Witter
       4,000             1,000       5,000     7.750%, 06/15/05                   4,266               1,067       5,333
                                               SunTrust Banks
       2,000                         2,000     7.38%, 07/01/02                    2,048                           2,048
                                               SUPRANATIONAL
                                               Inter-American
                                               Development Bank
                         1,000       1,000     7.375%, 01/15/10                                       1,105       1,105
                                               REPURCHASE AGREEMENT
                                               Morgan Stanley Dean Witter
                          419         419      5.750%, dated 01/31/01, matures 02/01/01                419         419
                                               repurchase price $419 (collateralized by U.S.
                                               Treasury Note: total market value $433)
                                               INVESTMENT COMPANIES
       3,545                         3,545     Dreyfus Government Cash            3,545                           3,545
                                               Management Money Market
                                               Fund

                                               TOTAL INVESTMENTS                 202,818             42,062      244,880

                                               OTHER ASSETS                       2,342                 307        2,649
                                               AND LIABILITIES, NET

                                               TOTAL NET ASSETS                  205,160             42,369      247,529

   The accompanying notes are an integral part of the financial statements.

                          BB&T PRIME MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (IN 000s)


                                JANUARY 31, 2001
                                  (UNAUDITED)

                   FACE AMOUNT                                                                       VALUE
-----------------------------------------------------                             ------------------------------------------
         BB&T                  OVB                                                  BB&T PRIME      OVB PRIME
  PRIME MONEY MARKET    PRIME OBLIGATIONS    COMBINED     MARKET                   MONEY MARKET    OBLIGATIONS    COMBINED
         FUND               PORTFOLIO         SHARES      DESCRIPTION                  FUND         PORTFOLIO   MARKET VALUE
                                                          CERTIFICATES OF DEPOSIT
                                                          UTILITIES
                                                          Amsterdam Funding Corp
       $ 12,000           $                  $ 12,000     6.42%, 02/02/01             $ 11,998      $            $ 11,998
                                                          Associates Corp.
         10,000                                10,000     6.56%, 02/05/01                9,993                      9,993
                                                          Compass Securitization
         10,380                                10,380     5.82%, 02/02/01               10,378                     10,378
                                                          Compass Securitization
          1,000                                 1,000     6.54%, 02/09/01                  999                        999
                                                          Compass Securitization
          8,750                                 8,750     5.27%, 07/11/01                8,545                      8,545
                                                          Galaxy Funding, Inc.
          3,000                                 3,000     6.49%, 02/23/01                2,988                      2,988
                                                          Galaxy Funding, Inc.
          1,000                                 1,000     6.49%, 04/19/01                  988                        988
                                                          Galaxy Funding, Inc.
          1,000                                 1,000     6.49%, 04/10/01                  986                        986
                                                          Park Avenue
                                                          Receivables Corp.
          7,000                                 7,000     5.83%, 02/09/01                6,991                      6,991
                                                          Sigma Finance
          2,100                                 2,100     5.40%, 01/17/02                2,100                      2,100
                                                          Westvaco Corp.
          1,065                                 1,065     7.30%, 03/12/01                1,057                      1,057
                                                          BANKS
                                                          Regions Bank
          5,000                                 5,000     6.54%, 11/30/01                5,023                      5,023
                                                          Bank of America
                              2,300             2,300     6.650%, 03/05/01                                2,300     2,300
                                                          First Union
                              1,000             1,000     6.740%, 02/15/01                                1,000     1,000
                                                          Firstar Bank of
                                                          Milwaukee
                              2,500             2,500     5.440%, 05/01/01                                2,500     2,500
                                                          Svenska Handelsbanken
                              1,000             1,000     6.750%, 03/16/01                                1,000     1,000
                                                          Abbey National Bank
          4,000                                 4,000     5.39%, 01/16/02                4,000                      4,000
                                                          Baverische Landesbank Girozentrale
          4,000                                 4,000     5.39%, 01/16/02                4,000                      4,000
                                                          Centex Corp.
          5,000                                 5,000     6.15, 02/08/01                 4,994                      4,994
                                                          Deutsche Bank
                                                          Financial, Inc
          5,000                                 5,000     6.51%, 02/12/01                4,990                      4,990
                                                          Fountain Square Commercial Funding
          4,319                                 4,319     5.30%, 10/12/01                4,158                      4,158
                                                          Royal Bank of Canada,
                                                          Montreal
          4,000                                 4,000     6.29%, 03/01/01                3,980                      3,980
                                                          Uri Trust Vr
          1,000                                 1,000     6.60%, 12/18/01                1,000                      1,000
                                                          Wells Fargo
          1,000                                 1,000     6.50%, 02/02/01                1,000                      1,000
                                                          Wells Fargo
          5,000                                 5,000     6.34%, 08/10/01                4,833                      4,832
                                                          FINANCIAL SERVICES
                                                          Credit Agricole
                              1,000             1,000     7.090%, 06/22/01                                1,000     1,000
                                                          COMMERCIAL PAPER
                                                          AIR COURIER SERVICES
          1,000                                 1,000     Fdx Corp                         999                        999
                                                          ASSET BACKED SECURITIES
                                                          Gotham Funding Corp
          3,000                                 3,000     5.98%, 02/09/01                2,996                      2,996
                                                          Gotham Funding Corp

    The accompanying notes are an integral part of the financial statements.

      10,211                                10,211        5.98%, 02/12/01               10,192                   10,192
                                                          Gotham Funding Corp
       5,553                                 5,553        5.98%, 02/15/01                5,540                    5,540
                                                          Gotham Funding Corp
       1,615                                 1,615        5.80%, 02/20/01                1,610                    1,610
                                                          Sheffield Receivbles
                                                          Corp.
      10,000                                10,000        6.55%, 02/02/01                9,998                    9,998
                                                          Sheffield Receivbles
                                                          Corp.
      10,000                                10,000        5.82%, 02/05/01                9,994                    9,994
                                                          AUTOMOTIVE EQUIPMENT
                                                          Visteon Corp.
       3,800                                 3,800        6.10%, 02/20/01                3,788                    3,788
                                                          FINANCIAL SERVICES
                                                          Aspen Funding Corp.
       5,000                                 5,000        5.46%, 04/10/01                4,948                    4,948
                                                          Beta Finance, Inc.
       5,000                                 5,000        6.49%, 03/08/01                  499                      499
                                                          Beta Finance
         500                                   500        6.49%, 03/08/01                  497                      497
                                                          Citi Group Holdings, Inc.
       8,000                                 8,000        6.47%, 02/12/01                7,984                    7,984
                                                          Credit Suisse First Boston
      15,000                                15,000        6.48%, 03/20/01               14,873                   14,873
                                                          Goldman Sachs Group
       2,000                                 2,000        6.50%, 02/20/01                1,993                    1,993
                                                          Money Trust
       5,000                                 5,000        6.53%, 09/27/01                5,000                    5,000
                                                          Sigma Finance
       6,000                                 6,000        6.50%, 03/08/01                  596                      596
                                                          Sigma Finance
       2,000                                 2,000        6.49%, 03/09/01                1,987                    1,987
                                                          Greenwich Funding Corp.
       5,150                                 5,150        5.82%, 02/05/01                5,147                    5,147
                                                          Sigma Finance
       2,000                                 2,000        6.18%, 06/06/01                1,966                    1,966
                                                          Sigma Finance
       1,000                                 1,000        6.41%, 04/24/01                  985                      985
                                                          Sigma Finance
       1,000                                 1,000        6.675%, 11/13/01               1,000                    1,000
                                                          Sigma Finance
       2,000                                 2,000        6.43%, 05/07/01                1,957                    1,957
                                                          Sigma Finance
       1,200                                 1,200        5.94%, 06/29/01                1,171                    1,171

    The accompanying notes are an integral part of the financial statements.

                                                          GROCERY STORES
        735                                    735        Safeway, Inc                 734                          734
                                                          6.00%, 02/08/01
      1,300                                  1,300        Safeway, Inc               1,298                        1,298
                                                          6.15%, 02/12/01
      3,000                                  3,000        Safeway, Inc               2,990                        2,990
                                                          6.18%, 02/21/01
                                                          PRINTING & PUBLISHING
                                                          International Paper Co.
      5,000                                  5,000        6.20%, 02/23/01            4,981                        4,981
                                                          TELEPHONES & TELECOMMUNICATIONS
                                                          Mci Worldcom, Inc
      2,200                                  2,200        6.95%, 02/13/01            2,195                        2,195
                                                          UTILITIES
                                                          Amsterdam Funding Corp
     12,000                                 12,000        6.42%, 02/02/01           11,998                       11,998
                                                          Associates Corp.
     10,000                                 10,000        6.56%, 02/05/01            9,993                        9,993
                                                          Compass Securitization
     10,380                                 10,380        5.82%, 02/02/01           10,378                       10,378
                                                          Compass Securitization
      1,000                                  1,000        6.54%, 02/09/01              999                          999
                                                          Compass Securitization
      8,750                                  8,750        5.27%, 07/11/01            8,545                        8,545
                                                          Galaxy Funding, Inc.
      3,000                                  3,000        6.49%, 02/23/01            2,989                        2,989
                                                          Galaxy Funding, Inc.
      1,000                                  1,000        6.49%, 04/19/01              988                          988
                                                          Galaxy Funding, Inc.
      1,000                                  1,000        6.49%, 04/10/01              986                          986
                                                          Park Avenue
                                                          Receivables Corp.
      7,000                                  7,000        5.83%, 02/09/01            6,991                        6,991
                                                          Westvaco Corp.
      1,065                                  1,065        7.30%, 03/12/01            1,057                        1,057
                                                          CORPORATE BONDS
                                                          AUTOMOTIVE EQUIPMENT
                                                          DAMASCUS-BISHOP
                                                          Tube Co.
      4,390                                  4,390        5.79%, 08/10/10            4,390                        4,390
                                                          BANKS
                                                          Bank of America
      3,000                                  3,000        6.82%, 02/01/01            3,000                        3,000
                                                          Bank of America
      1,000                                  1,000        6.80%, 02/02/01            1,000                        1,000
                                                          Bank of America
      1,000                                  1,000        6.75%, 02/05/01            1,000                        1,000
                                                          Bank of America
      1,000                                  1,000        6.75%, 02/05/01            1,000                        1,000
                                                          Bank One
        600                                    600        6.79%, 02/01/01              600                          600
                                                          Bank One
      3,500                                  3,500        6.10%, 06/25/01            3,500                        3,500
                                                          Comerica
     10,000                                 10,000        6.03, 01/07/02            10,000                       10,000
                                                          Jackson National Life Insurance Co.
      3,000                                  3,000        5.93%, 10/01/01            3,000                        3,000
                                                          World Wildlife Fund, Inc.
      5,000                                  5,000        5.74%, 07/01/30*           5,000                        5,000
                                                          Anchor Holdings, LLC
      2,000                                  2,000        5.82%, 07/15/25*           2,000                        2,000
                                                          Associates Corp. of North America

    The accompanying notes are an integral part of the financial statements.

      7,000                                  7,000        6.68%, 06/14/01                7,003                    7,003
                                                          Beta Finance, Inc.
     18,000                                 18,000        7.11%, 07/24/01               18,000                   18,000
                                                          Beta Finance, Inc.
      1,000                                  1,000        6.94%, 08/20/01                1,000                    1,000
                                                          Beta Finance, Inc.
      1,000                                  1,000        6.66%, 11/15/01                1,000                    1,000
                                                          First Union National Bank
      3,000                                  3,000        6.18%, 03/01/01                3,000                    3,000
                                                          Sigma Finance
     10,000                                 10,000        7.05%, 08/10/01                1,000                    1,000
                                                          Wells Fargo & Co.
      3,000                                  3,000        5.85%, 03/14/02*               3,000                    3,000
                                                          Citi Group Holdings, Inc.
      6,000                                  6,000        5.62%, 11/02/01                6,000                    6,000
                                                          Nissan Auto Receivables
      3,931                                  3,931        6.70%, 11/15/01                3,931                    3,931
                                                          Beta Finance
      1,500                                  1,500        6.10%, 01/17/02                1,500                    1,500
                                                          Americredit Automobile Receivables Trust
      2,605                                  2,605        6.73%, 09/07/01                2,605                    2,605
                                                          First Security Auto
                                                          Owner Trust
        930                                    930        6.66%, 09/27/01                  930                      930
                                                          Ford Credit Auto Owner
                                                          Trust
      5,000                                  5,000        6.69%, 08/15/01                5,000                    5,000
                                                          BMW Vehicle Lease Trust
      3,446                                  3,446        6.67%, 10/25/01                3,446                    3,446
                                                          Honda Auto Receivables
      4,792                                  4,792        6.71%, 11/15/01                4,792                    4,792
                                                          GMAC
     10,000                                 10,000        6.55%, 02/01/01               10,000                   10,000
                                                          GMAC
      2,000                                  2,000        6.31%, 04/02/01                1,979                    1,979
                                                          GMAC
      3,000                                  3,000        6.10%, 07/03/01                3,000                    3,000
                                                          Bank of America
      8,000                                  8,000        5.38%, 07/18/01                8,000                    8,000
                                                          Bank One
      2,000                                  2,000        5.58%, 07/09/01                2,000                    2,000
                                                          INSURANCE
                                                          Allstate Life Insurance
      2,000                                  2,000        6.90%, 03/01/02*               2,000                    2,000
                                                          New York Life
                                                          Insurance Co.
      5,000                                  5,000        6.86%, 08/23/01                5,000                    5,000
                                                          RETAIL
                                                          Dupont Teijin Films U.K.
      5,000                                  5,000        6.39%, 03/30/01                5,000                    5,000
                                                          UTILITIES
                                                          Sigma Finance
      2,100                                  2,100        5.40%, 01/17/02                2,100                    2,100
                                                          VARIABLE RATE NOTES
                                                          BANKS AND FINANCIAL
                                                          SERVICES
                                                          Commerzbank
     22,000                                 22,000        5.68%, 04/26/01               21,998                   21,998
                                                          Morgan Stanly Dean
                                                          Witter
     10,000                                 10,000        6.05%, 02/08/01               10,000                   10,000

    The accompanying notes are an integral part of the financial statements.

                                                          Sigma Finance
      10,000                                10,000        5.72%, 07/17/01            9,999                          9,999
                                                          Educational Services
                                                          Seven Hills School,
                                                          Series 2000
       5,000                                 5,000        5.82%, 08/01/20*           5,000                          5,000
                                                          TELEPHONE INTEGRATED
                                                          BellSouth
       4,500                                 4,500        6.55%, 01/04/02            4,500                          4,500
                                                          Hospitals
                                                          Daphne Ala, Special Care Facilities
       7,000                                 7,000        5.77, 08/15/23*            7,000                          7,000
                                                          INDUSTRIALS
                                                          Gulf Coast, Texas Ida, Nisseki Chemical Texas, Inc.
       2,000                                 2,000        6.20%, 10/01/08*           2,000                          2,000
                                                          Quality Synthetic
                                                          Rubber Co.
       2,000                                 2,000        5.82%, 07/15/20*           2,000                          2,000
                                                          JW Harris Co., Inc.
       3,650                                 3,650        5.78%, 01/01/20*           3,650                          3,650
                                                          MUNICIPALITIES
                                                          Illinois
                                                          Bartlett, Illinois, Redevelopment Project Series 2000
       5,000                                 5,000        5.54%, 01/01/20*           5,000                          5,000
                                                          Georgia
                                                          Gainesville & Hall
                                                          County
       7,100                                 7,100        6.00%, 10/01/18*           7,100                          7,100
                                                          Public Golf Courses
                                                          Indian Hills Country Club
       1,600                                 1,600        5.83%, 08/01/25*           1,600                          1,600
                                                          REPURCHASE AGREEMENTS
                              2,200          2,000        Lehman Brothers 5.730%, dated 01/31/01 matures            2,200
                                                          02/01/01 repurchase price $2,200 (collateralized
                                                          by GNMA obligation: total market value $2,247)
                              11,700        11,000        UBS Warburg Dillon 5.740%, dated               11,700    11,700
                                                          01/31/01 matures 02/01/01 repurchase
                                                          price $11,702 (collateralized by
                                                          FHLB obligation: total market value
                                                          $11,936)
      16,303                                16,303        Fedex Repurchase          16,303                         16,303
                                                          Agreement
      20,000                                20,000        Fedex Repurchase          20,000                         20,000
                                                          Agreement
      20,000                                20,000        Fedex Repurchase          20,000                         20,000
                                                          Agreement
                                                          U.S. GOVERNMENT AGENCY OBLIGATIONS
                                                          FHLMC, MTN
                              1,800          1,000        6.720%, 12/20/01                                1,800     1,800
                                                          FNMA, MTN
                              2,000          2,000        6.520%, 03/16/01                                2,000     2,000
                                                          COMMERCIAL PAPER
                                                          AUTOMOTIVE EQUIPMENT
                                                          BANK
                                                          Chase Manhattan
                              1,000          1,000        6.470%, 02/28/02*                                 995       995
                                                          FINANCIAL SERVICES
                                                          Bear Stearns
                              3,000          3,000        5.700%, 03/02/01                                2,986     2,986

    The accompanying notes are an integral part of the financial statements.

                                                          Eureka securitiztion
                               500              500       5.900%, 02/23/01                                  498      498
                                                          General Electric
                              2,500            2,500      6.460%, 03/20/01                                2,479     2,479
                                                          Halifax
                              3,100            3,100      6.500%, 02/26/01                                3,086     3,086
                                                          Island Finance Puerto
                                                          Rico
                              2,000            2,000      6.410%, 03/13/01                                1,986     1,986
                                                          Nationwide Building
                              2,000            2,000      6.530%, 02/08/01                                1,997     1,997
                                                          FOOD, BEVERAGE &
                                                          TOBACCO
                                                          Archer-Daniels Midland
                              2,500            2,500      6.470%, 03/13/01                                2,482     2,482
                                                          Coca-Cola
                              3,000            3,000      6.470%, 02/13/01                                2,994     2,994
                                                          Unilever Capital (A)
                              1,000            1,000      6.708%, 09/07/01                                1,000     1,000
                                                          HOUSEHOLD PRODUCTS
                                                          Hubbell
                              2,140            2,140      6.430%, 02/16/01                                2,134     2,134
                                                          LEASING & RENTING
                                                          International Lease
                                                          Finance
                              2,000            2,000      6.460%, 02/23/01                                1,992     1,992
                                                          PRINTING & PUBLISHING
                                                          Gannett
                              3,000            3,000      6.490%, 02/26/01                                2,987     2,987
                                                          RETAIL
                                                          McDonald's
                              2,000            2,000      5.920%, 02/01/01                                2,000     2,000
                                                          SPECIAL PURPOSE ENTITY
                                                          Aesop Funding
                              1,160            1,160      6.580%, 02/09/01                                1,158     1,158
                              2,000            2,000      5.700%, 03/02/01                                1,991     1,991
                                                          Centric Capital
                              3,000            3,000      5.910%, 02/13/01                                2,994     2,994
                                                          Clipper Receivables
                              2,000            2,000      5.790%, 02/01/01                                2,000     2,000
                                                          Edison Asset Securitiztion
                              2,000            2,000      6.540%, 03/16/01                                1,987     1,987
                                                          Falcon Asset
                              3,000            3,000      6.470%, 02/16/01                                2,992     2,992
                                                          Greyhawk Funding
                              3,000            3,000      5.680%, 02/27/01                                2,988     2,988
                                                          Kitty Hawk (A)
                              2,244            2,244      6.400%, 03/06/01                                2,231     2,231
                                                          Windmill Funding
                              2,500            2,500      5.900%, 02/05/01                                2,498     2,498
                                                          TELEPHONES & TELECOMMUNICATIONS
                                                          British Telecommunications (A) (B)
                              2,000            2,000      5.745%, 04/09/01                                2,000     2,000

    The accompanying notes are an integral part of the financial statements.

                                                          CORPORATE OBLIGATIONS
                                                          COMMUNICATION SERVICES
                                                          SBC Communications (A)
                                                          (B)
                              2,000            2,000      6.709%, 02/15/01                                2,000     2,000
                                                          COMPUTERS & SERVICES
                                                          IBM, MTN
                              1,500            1,500      5.945%, 05/14/01                                1,497     1,497
                                                          FINANCIAL SERVICES
                                                          SMM Trust (A) (B)
                              1,500            1,500      5.901%, 02/14/01                                1,500     1,500
                                                          INSURANCE FUNDING
                                                          AGREEMENT
                                                          Monumental Life
                                                          Insurance (B)
                              1,500            1,500      6.860%, 02/01/01                                1,500     1,500


                                                          TOTAL INVESTMENTS           506,502            84,452    590,954

                                                          OTHER ASSETS AND              (616)              (79)      (695)
                                                          LIABILITIES, NET

                                                          TOTAL NET ASSETS            505,886            84,373    590,259

    The accompanying notes are an integral part of the financial statements.

   * The rate reflected is the rate in effect at January 31, 2001. The maturity date reflected is the final maturity date. Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly and semi-annually.

BASIS OF COMBINATION

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, unaudited Pro Forma Combining Statements of Operations and unaudited Pro Forma Combining Schedule of Investments give effect to the proposed acquisition of the OVB Prime Obligations Portfolio and the OVB Government Securities Portfolio by the BB&T Prime Money Market Fund and the BB&T Intermediate U.S. Government Bond Fund. The proposed acquisition will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition will be accomplished by an exchange of all outstanding Class A Shares and Class B Shares of the OVB Prime Obligations Portfolio and the OVB Government Securities Portfolio in exchange for Trust Shares and Class A Shares, respectively, of the BB&T Prime Money Market Fund and the BB&T Intermediate U.S. Government Bond Fund.

         The unaudited Pro Forma combining statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto incorporated by reference in the Statement of Additional Information.

         The BB&T Prime Money Market Fund and the BB&T Intermediate U.S. Government Bond Fund are separate series offered by BB&T Funds, an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The OVB Prime Obligations Portfolio and the OVB Government Securities Portfolio are separate series offered by The Arbor Fund, an open-end, management investment company also registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

         a) The unaudited Pro Forma combining statements of assets and liabilities assumes the issuance of additional shares of the BB&T Prime Money Market Fund and the BB&T Intermediate U.S. Government Bond Fund as if the reorganization were to take place on January 31, 2001 and is based on the net asset value of the acquiring funds.

         b) The unaudited Pro Forma adjustments to advisory, sub-advisory and 12b-1 fees reflect the change in the expense structure due to the combination of the funds.

                            PART C. OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

The information required by this item is incorporated by reference to Item 25 of Registrant's Post-Effective Amendment No. 23 on Form N-1A filed March 1, 2001 (File Nos. 33-49098 and 811-06719).

ITEM 16.  EXHIBITS

(1) Amended and Restated Agreement and Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(2) Bylaws, Amended and Restated November 8, 1996 are incorporated by reference to Exhibit (2) to Post Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

(3)      None

(4) Form of Agreement and Plan of Reorganization between The Arbor Fund and BB&T Funds is filed herewith.

(5)      (a)      Article III, Article V, Article VIII, Section 4, and
                  Article IX, Sections 1, 4, 5, and 7 of the Amended and
                  Restated Declaration of Trust dated August 18, 1992, is incorporated by reference to Exhibit 1(c) to Post-Effective
                  Amendment No. 1 to the Registration Statement on Form N-1A
                  (filed March 24, 1993).

         (b) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to
                  Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

(6)      (a)      Form of Investment Advisory Agreement between the
                  Registrant and BB&T Asset Management, LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A
                  (filed November 17, 2000).

         (b) Sub-Advisory Agreement between Branch Banking and Trust Company and CastleInternational Asset Management Limited is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

         (c) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Equity Advisors Company is incorporated by reference to Exhibit 5(g) to

                  Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

         (d) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Institutional Management Corporation is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

(7) Form of Distribution Agreement between the Registrant and BISYS Fund Services LP is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

(8)      Not applicable.

(9)      (a)      Form of Custody Agreement between the Registrant and
                  Branch Banking and Trust Company is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 21 to the
                  Registration Statement of the Registrant on Form N-1A (filed
                  November 17, 2000).

         (b) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

         (c) Form of Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 1997).

         (d) Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 23(g)(5) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

         (e) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

(10)     (a)      Form of Amended and Restated Distribution and Shareholder
                  Services Plan as Amended November 9, 2000 between the
                  Registrant and BISYS Fund Services Limited Partnership is incorporated by reference to Exhibit (l)(1) of Post Effective
                  Amendment No. 23 to the Registration Statement of the
                  Registrant on Form N-1A (filed March 1, 2001).

         (b) Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                  1993).

         (c) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (l)(3) of Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1,
                  2001).

         (d) Form of Multiple Class Plan for BB&T Mutual Funds Group adopted by the Board of Trustees on September 21, 1995 as amended November 9, 2000 is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

(11) Opinion and Consent of Ropes & Gray Regarding Securities is filed herewith.

(12) Form of an Opinion of Ropes & Gray Regarding Tax Matters is filed herewith.

(13)     (a)      Administration Agreement between the Registrant and BISYS
                  Fund Services LP (formerly The Winsbury Company Limited
                  Partnership) is incorporated by reference to Exhibit (g)(1) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1, 2001).

         (b) Form of Amended Schedule A to the Management and Administration Agreement between the Registrant and BISYS Fund Services LP (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(2) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1, 2001).

         (c) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit
                  (g)(3) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1,
                  2001).

         (d) Form of Amended Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(4) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1, 2001).

         (e) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(5) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1, 2001).

         (f) Form of Amended Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(6) of Post Effective Amendment No. 23 to the Registration Statement of the Registrant on Form N-1A (filed March 1, 2001).

         (g) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                  1993).

(14)     (a)      Consent of KPMG LLP is filed herewith.

         (b)      Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)     Not applicable.

(16)     Executed Powers of Attorney are filed herewith.

(17)     (a)      Statement of Additional Information for BB&T Funds dated
                  February 1, 2001 is filed herewith.

         (b) BB&T Funds Annual Report for the period ended September 30, 2000 is filed herewith.

         (c) The OVB Funds Annual Report for the period ended January 31, 2001 is filed herewith.

         (d)      Form of Proxy is filed herewith.

ITEM 17. UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 1st day of May, 2001

                                        BB&T FUNDS

                                        /s/ Walter B. Grimm
                                        ----------------------------
                                        *Walter B. Grimm
                                        Chairman


SIGNATURE                                   TITLE               DATE

 /s/ Walter B. Grimm                        Chairman         May 1, 2001
-------------------------------
*Walter B. Grimm

 /s/ William E. Graham                      Trustee          May 1, 2001
-------------------------------
*William E. Graham

/s/ Thomas W. Lambeth                       Trustee          May 1, 2001
-------------------------------
*Thomas W. Lambeth

/s/ Gary R, Tenkman                         Treasurer        May 1, 2001
-------------------------------
*Gary R. Tenkman

/s/ W. Ray Long                             Trustee          May 1, 2001
-------------------------------
*W. Ray Long

/s/ Robert W. Stewart                       Trustee          May 1, 2001
-------------------------------
*Robert W. Stewart

/s/ Raymond K. McCulloch                    Trustee          May 1, 2001
-------------------------------
*Raymond K. McCulloch

/s/ Drew T. Kagan                           Trustee          May 1, 2001
-------------------------------
* Drew T. Kagan

*By: /s/ Alan G. Priest
     -------------------------------
       Alan G. Priest
    Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX


 (4)              Form of Agreement and Plan of Reorganization

(11)              Opinion and Consent of Ropes & Gray Regarding Securities.

(12)              Form of Opinion of Ropes & Gray Regarding Tax Matters.

(14)     (a)      Consent of KPMG LLP

         (b)      Consent of PricewaterhouseCoopers LLP

(16)              Powers of Attorney

(17)     (a)      Statement of Additional Information for BB&T Funds dated
                  February 1, 2001

         (b)      BB&T Funds Annual Report for the period ended September 30,
                  2000

         (c)      The OVB Funds Annual Report for the period ended January 31,
                  2001

         (d)      Form of Proxy